                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21145

                           --------------------------

                             SPDR(R) INDEX SHARES FUNDS

         ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          STATE STREET FINANCIAL CENTER
                               ONE LINCOLN STREET
                           BOSTON, MASSACHUSETTS 02111

         ---------------------------------------------------------------
               (Address of principal executive offices)(Zip code)


   (Name and Address of Agent for Service)      Copy to:
Ryan M. Louvar, Esq.                            W. John McGuire, Esq.
Vice President and Counsel                      Morgan, Lewis & Bockius LLP
State Street Bank and Trust Company             111 Pennsylvania Ave, NW
One Lincoln Street/LCC6                         Washington, DC 20004
Boston, MA 02111



Registrant's telephone number, including area code:  (866) 787-2257
                                                     --------------

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

DJ STOXX 50(R) ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES        VALUE
--------------------              ---------   ------------


COMMON STOCKS -- 99.1%
FINLAND -- 2.3%
Nokia Oyj....................       138,379   $  3,889,135
                                              ------------
FRANCE -- 12.7%
AXA..........................        63,352      2,738,777
BNP Paribas SA...............        30,935      3,691,616
Carrefour SA.................        19,171      1,349,978
France Telecom SA............        62,080      1,710,380
Societe Generale.............        16,268      3,021,637
Suez SA......................        40,811      2,341,934
Total SA.....................        79,890      6,501,780
                                              ------------
TOTAL FRANCE.................                   21,356,102
                                              ------------
GERMANY -- 14.1%
Allianz AG...................        15,835      3,712,389
BASF AG......................        17,617      2,313,597
DaimlerChrysler AG...........        33,999      3,149,471
Deutsche Bank AG.............        18,526      2,697,438
Deutsche Telekom AG..........       105,711      1,954,494
E.ON AG......................        24,398      4,095,445
SAP AG.......................        31,399      1,614,394
Siemens AG...................        29,702      4,274,953
                                              ------------
TOTAL GERMANY................                   23,812,181
                                              ------------
ITALY -- 4.8%
Assicurazioni Generali SpA...        41,947      1,685,949
Eni SpA (a)..................        86,678      3,148,994
UniCredito Italiano SpA......       367,490      3,290,560
                                              ------------
TOTAL ITALY..................                    8,125,503
                                              ------------
NETHERLANDS -- 7.1%
ABN AMRO Holding NV..........        67,331      3,096,299
Fortis.......................        46,005      1,959,024
ING Groep NV.................        73,696      3,263,593
Koninklijke (Royal) Philips
  Electronics NV (a).........        40,292      1,717,380
Unilever NV..................        60,456      1,882,823
                                              ------------
TOTAL NETHERLANDS............                   11,919,119
                                              ------------
SPAIN -- 6.2%
Banco Bilbao Vizcaya
  Argentaria SA..............       125,231      3,078,180
Banco Santander Central
  Hispano SA.................       220,507      4,076,961
Telefonica SA................       152,093      3,397,468
                                              ------------
TOTAL SPAIN..................                   10,552,609
                                              ------------
SWEDEN -- 1.2%
Telefonaktiebolaget LM
  Ericsson
  (Class B)..................       523,326      2,095,685
                                              ------------
SWITZERLAND -- 12.7%
Credit Suisse Group..........        36,966      2,634,612
Nestle SA....................        14,129      5,372,155
Novartis AG..................        87,748      4,940,121
Roche Holding AG.............        24,770      4,393,765
UBS AG.......................        67,083      4,028,483
                                              ------------
TOTAL SWITZERLAND............                   21,369,136
                                              ------------
UNITED KINGDOM -- 38.0%
Anglo American Capital PLC...        54,372      3,212,676
AstraZeneca PLC..............        52,892      2,847,193
Aviva PLC....................        91,488      1,364,745
Barclays PLC.................       230,710      3,221,677
BHP Billiton PLC.............        83,434      2,326,827
BP PLC.......................       676,918      8,189,543
BT Group PLC.................       304,642      2,032,299
Diageo PLC...................        94,015      1,956,060
GlaxoSmithKline PLC..........       212,264      5,557,675
HBOS PLC.....................       132,128      2,612,509
HSBC Holdings PLC............       412,826      7,578,695
Lloyds TSB Group PLC.........       198,827      2,217,974
Rio Tinto PLC................        35,538      2,728,712
Royal Bank of Scotland Group
  PLC........................       333,404      4,234,292
Royal Dutch Shell PLC (Class
  A).........................       130,691      5,328,685
Tesco PLC....................       279,678      2,348,335
Vodafone Group...............     1,861,452      6,266,861
                                              ------------
TOTAL UNITED KINGDOM.........                   64,024,758
                                              ------------
TOTAL COMMON STOCKS -- (Cost
  $154,272,634)..............                  167,144,228
                                              ------------
SHORT TERM INVESTMENTS -- 2.3%
UNITED STATES -- 2.3%
MONEY MARKET FUND
STIC Prime Portfolio (Cost
  $86,105)...................        86,105         86,105
UBS Private Money Market
  Fund, LLC (Cost $3,810,605)
  (b)........................     3,810,605      3,810,605
                                              ------------
TOTAL SHORT TERM
  INVESTMENTS -- (Cost
  $3,896,710)................                    3,896,710
                                              ------------
TOTAL INVESTMENTS -- 101.4%
  (Cost $158,169,344)........                  171,040,938
OTHER ASSETS AND
  LIABILITIES -- (1.4)%......                   (2,345,541)
                                              ------------
NET ASSETS -- 100.0%.........                 $168,695,397
                                              ============




(a) Security, or portion thereof, was on loan at June 30, 2007.
(b) Investments of cash collateral for securities loaned.

DJ STOXX 50(R) ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2007*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS

 ------------------------------------------------


Banks                                30.5%
Oil & Gas                            13.8
Health Care                          10.5
Telecommunications                    9.1
Insurance                             7.6
Food & Beverages                      5.5
Basic Resources                       4.9
Technology                            4.4
Utilities                             3.8
Industrial Goods & Services           2.5
Retail                                2.2
Automobiles & Parts                   1.9
Chemicals                             1.4
Personal & Household Goods            1.0
Short Term Investments                2.3
Other Assets & Liabilities           (1.4)

 ------------------------------------------------

TOTAL                               100.0%
 ------------------------------------------------



   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

DJ EURO STOXX 50(R) ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION               SHARES         VALUE
--------------------             ----------   ------------


COMMON STOCKS -- 98.9%
FINLAND -- 3.4%
Nokia Oyj....................       719,248   $ 20,214,428
                                              ------------
FRANCE -- 32.3%
Air Liquide SA...............        45,044      5,927,682
Alcatel SA (a)...............       423,175      5,932,368
AXA..........................       329,219     14,232,503
BNP Paribas SA...............       160,761     19,184,351
Carrefour SA.................        99,627      7,015,503
Compagnie de Saint-Gobain
  (b)........................        67,783      7,632,052
Credit Agricole SA...........       136,612      5,570,096
France Telecom SA............       322,612      8,888,355
Groupe Danone................        88,228      7,151,763
L'Oreal SA...................        48,021      5,694,249
Lafarge SA...................        27,188      4,971,720
LVMH Moet Hennessy
  Louis Vuitton SA...........        47,091      5,440,238
Renault SA...................        36,539      5,882,745
Sanofi-Aventis...............       190,253     15,442,468
Societe Generale.............        84,541     15,702,743
Suez SA......................       212,083     12,170,356
Total SA.....................       415,163     33,787,689
Vivendi Universal SA.........       211,751      9,125,633
                                              ------------
TOTAL FRANCE.................                  189,752,514
                                              ------------
GERMANY -- 25.7%
Allianz AG...................        82,288     19,291,763
BASF AG......................        91,551     12,023,164
Bayer AG.....................       140,041     10,610,327
DaimlerChrysler AG...........       176,684     16,366,987
Deutsche Bank AG.............        96,273     14,017,619
Deutsche Telekom AG..........       549,345     10,156,857
E.ON AG......................       126,787     21,282,450
Muenchener
  Rueckversicherungs-
  Gesellschaft AG............        40,590      7,465,777
RWE AG (b)...................        85,253      9,094,786
SAP AG.......................       163,172      8,389,561
Siemens AG...................       154,352     22,215,595
                                              ------------
TOTAL GERMANY................                  150,914,886
                                              ------------
IRELAND -- 0.8%
Allied Irish Banks PLC.......       168,274      4,592,975
                                              ------------
ITALY -- 11.8%
Assicurazioni Generali SpA
  (b)........................       221,203      8,890,673
Enel SpA (b).................       767,648      8,268,058
Eni SpA......................       450,440     16,364,395
Intesa Sanpaolo SpA (b)......     1,764,818     13,180,618
Telecom Italia SpA...........     2,010,310      5,511,500
UniCredito Italiano SpA......     1,909,725     17,099,959
                                              ------------
TOTAL ITALY..................                   69,315,203
                                              ------------
NETHERLANDS -- 12.1%
ABN AMRO Holding NV..........       349,899     16,090,537
Aegon NV.....................       265,623      5,251,912
Fortis (b)...................       239,073     10,180,409
ING Groep NV.................       382,977     16,959,960
Koninklijke (Royal)
  Philips Electronics NV
  (b)........................       209,387      8,924,778
Koninklijke Ahold NV (a).....       285,026      3,591,508
Unilever NV..................       314,170      9,784,412
                                              ------------
TOTAL NETHERLANDS............                   70,783,516
                                              ------------
SPAIN -- 12.8%
Banco Bilbao Vizcaya
  Argentaria SA (b)..........       650,786     15,996,328
Banco Santander Central
  Hispano SA.................     1,145,902     21,186,618
Endesa SA (b)................        85,430      4,639,329
Iberdrola SA (b).............       174,511      9,788,034
Repsol YPF SA (b)............       144,948      5,725,967
Telefonica SA................       790,379     17,655,565
                                              ------------
TOTAL SPAIN..................                   74,991,841
                                              ------------
TOTAL COMMON STOCKS --  (Cost
  $491,437,731)..............                  580,565,363
                                              ------------
SHORT TERM INVESTMENTS -- 6.2%
UNITED STATES -- 6.2%
MONEY MARKET FUND -- 6.2%
STIC Prime Portfolio (Cost
  $261,539)..................       261,539        261,539
UBS Private Money Market
  Fund, LLC (Cost
  $36,446,300) (c)...........    36,446,300     36,446,300
                                              ------------
TOTAL SHORT TERM
  INVESTMENTS -- (Cost
  $36,707,839)...............                   36,707,839
                                              ------------
TOTAL INVESTMENTS -- 105.1%
  (Cost $528,145,570)........                  617,273,202
                                              ------------
OTHER ASSETS AND
  LIABILITIES -- (5.1)%......                  (29,908,780)
                                              ------------
NET ASSETS -- 100.0%.........                 $587,364,422
                                              ============




(a) Non-income producing security
(b) Security, or portion thereof, was on loan at June 30, 2007.
(c) Investments of cash collateral for securities loaned.

DJ EURO STOXX 50(R) ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2007*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS

 ------------------------------------------------


Banks                                26.1%
Insurance                            12.3
Utilities                            11.2
Oil & Gas                             9.6
Telecommunications                    7.1
Technology                            5.8
Chemicals                             4.8
Automobiles & Parts                   3.9
Industrial Goods & Services           3.8
Personal & Household Goods            3.4
Food & Beverages                      2.8
Health Care                           2.6
Construction & Materials              2.1
Retail                                1.8
Media                                 1.6
Short-Term Investments                6.2
Other Assets & Liabilities           (5.1)

 ------------------------------------------------

TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR(R) S&P(R) EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES      VALUE
--------------------               -------   -----------


COMMON STOCKS -- 99.7%
CHINA -- 32.1%
Agile Property Holdings,
  Ltd. ........................     84,188   $   110,271
Air China, Ltd. ...............     75,414        57,589
Aluminum Corp. of China,
  Ltd. ........................     72,304       122,080
Angang Steel Co., Ltd. ........     29,709        61,182
Anhui Conch Cement Co., Ltd. ..     15,750       110,803
Baidu.com ADR (a)..............        636       106,835
Bank of China, Ltd. (a)........    326,382       161,982
Bank of Communications Co.,
  Ltd. (a).....................    105,723       112,648
China CITIC Bank (a)...........     82,000        62,723
China Construction Bank Corp.
  (a)..........................    513,768       352,900
China Life Insurance Co.,
  Ltd. ........................    115,708       415,891
China Mengniu Dairy Co.,
  Ltd. ........................     24,390        84,234
China Merchants Bank Co.,
  Ltd. ........................     45,669       139,322
China Merchants Holdings
  International Co., Ltd. .....     24,282       117,405
China Mobile, Ltd. ............     74,136       797,508
China Oilfield Services,
  Ltd. ........................    112,557       113,739
China Overseas Land &
  Investment, Ltd. ............     71,043       109,955
China Petroleum & Chemical
  Corp. .......................    291,462       322,857
China Resources Enterprise.....     28,746       108,102
China Shenhua Energy Co.,
  Ltd. ........................     59,556       206,064
China Shipping Container Lines
  Co., Ltd. ...................    150,316       102,673
China Shipping Development Co.,
  Ltd. ........................     49,215       113,943
China Telecom Corp., Ltd. .....    283,930       166,336
China Unicom, Ltd. ............     54,172        93,267
CNOOC, Ltd. ...................    283,470       321,256
COSCO Holdings.................     71,632       102,987
COSCO Pacific, Ltd. ...........     35,331        92,419
Ctrip.com International, Ltd.
  ADR..........................        936        73,598
Denway Motors, Ltd. ...........    140,205        65,817
Dongfeng Motor Group Co., Ltd.
  (a)..........................     96,763        51,489
Focus Media Holding, Ltd. ADR
  (a)..........................      1,710        86,355
Guangzhou R&F Properties Co.,
  Ltd. ........................     43,776       134,387
Huaneng Power International,
  Inc. ........................     98,472       111,976
Industrial & Commercial Bank of
  China........................    456,180       252,659
Jiangsu Express................     90,060        91,351
Jiangxi Copper Co., Ltd. ......     35,578        59,798
Lenovo Group, Ltd. ............    143,703        84,554
Maanshan Iron & Steel..........     70,971        55,376
NetEase.com ADR (a)............      2,631        44,780
PetroChina Co., Ltd. ..........    341,379       501,289
Ping An Insurance Group Co. of
  China, Ltd. .................     21,864       154,935
Samling Global, Ltd. (a).......     76,000        29,358
Semiconductor Manufacturing
  International Corp. (a)......    494,837        67,726
Shanghai Electric Group Co.,
  Ltd. ........................    127,179        57,262
SINA Corp. (a).................      1,059        44,330
Sinopec Shanghai Petrochemical
  Co., Ltd. ...................     93,252        61,071
Suntech Power Holdings Co.,
  Ltd. ADR (a).................      2,019        73,633
Tencent Holdings, Ltd. ........     15,594        62,732
Tingyi Cayman Islands Holding
  Corp. .......................     46,383        53,574
Yanzhou Coal Mining Co.,
  Ltd. ........................     54,882        84,100
Zijin Mining Group Co., Ltd. ..     95,790        56,485
                                             -----------
TOTAL CHINA....................                7,025,606
                                             -----------
INDIA -- 17.8%
Apollo Hospitals Enterprise,
  Ltd. ........................      5,025        64,152
Bharat Heavy Electricals,
  Ltd. ........................      3,372       127,669
Bharti Airtel, Ltd. (a)........     16,005       328,333
Cipla, Ltd. ...................     13,374        68,959
HDFC Bank, Ltd. ...............      4,323       121,429
Hero Honda Motors, Ltd. .......      4,854        82,707
Hindustan Lever, Ltd. .........     24,768       115,668
Hindustan Zinc, Ltd. ..........      2,859        49,276
Housing Development Finance
  Corp., Ltd. .................      4,194       208,426
ICICI Bank, Ltd. ADR...........      4,005       196,846
Idea Cellular, Ltd. (a)........     30,400        94,796
Indiabulls Financial Services,
  Ltd. ........................      5,046        72,975
Indian Hotels Co., Ltd. .......     23,835        88,370
Infosys Technologies, Ltd.
  ADR..........................      6,576       331,299
ITC, Ltd. GDR..................     22,281        83,999
Larsen & Toubro, Ltd. GDR......      2,508       135,683
Mahindra & Mahindra, Ltd. GDR..      3,918        69,466
Oil & Natural Gas Corp.,
  Ltd. ........................      6,408       141,809
Reliance Communications, Ltd.
  (a)(b).......................     15,060       191,358
Reliance Energy, Ltd. .........      5,463        82,238
Reliance Industries, Ltd. GDR
  (b)..........................      5,754       486,213
Satyam Computer Services, Ltd.
  ADR (a)......................      4,818       119,294
Siemens India, Ltd. ...........      2,526        86,304
Steel Authority Of India,
  Ltd. ........................     17,214        55,622
Sterlite Industries India,
  Ltd. ........................      3,297        47,438
Suzlon Energy, Ltd. ...........      2,040        74,831
Tata Consultancy Services,
  Ltd. ........................      3,420        96,485
Tata Motors, Ltd. .............      4,773        78,531
Unitech, Ltd. .................      4,428        54,872
Wipro, Ltd. ADR................      5,214        81,078
Zee Entertainment Enterprises,
  Ltd. ........................      9,333        67,624
                                             -----------
TOTAL INDIA....................                3,903,750
                                             -----------
INDONESIA -- 2.8%
Astra International Tbk PT.....     53,220        99,548
Bank Central Asia Tbk PT.......    164,148        99,016
Bank Rakyat Indonesia PT.......    152,148        96,829
Bumi Resources Tbk PT..........    271,464        68,354
Indosat Tbk PT.................    107,748        77,517
Perusahaan Gas Negara PT.......     46,128        48,247
Telekomunikasi Indonesia Tbk
  PT...........................    111,094       121,115
                                             -----------
TOTAL INDONESIA................                  610,626
                                             -----------
MALAYSIA -- 8.4%
Bintulu Port Holdings Bhd......    100,706       175,014
Bursa Malaysia Bhd.............     19,807        65,402
Carlsberg Brewery Bhd..........    137,603       192,903
Genting Bhd....................     59,000       140,985
IJM Corp Bhd...................     46,100       111,494
IOI Corp. Bhd..................     82,000       123,505
Lingkaran Trans Kota Holdings
  Bhd..........................    132,300       153,280
Magnum Corp. Bhd...............    143,958       145,105
Malaysian Airline System Bhd
  (a)..........................     48,100        82,198
Malaysian Plantations Bhd (a)..    105,100       107,764
Naim Cendera Holding Bhd.......     79,013       119,006
Sarawake Energy Bhd (a)........    124,866        76,674
Star Publications Malaysia
  Bhd..........................    139,700       140,003
Tan Chong Motor Holdings Bhd...    311,500       112,781
Uchi Technologies Bhd..........    100,300        90,640
                                             -----------
TOTAL MALAYSIA.................                1,836,754
                                             -----------
PHILIPPINES -- 1.0%
Ayala Land, Inc. ..............    333,158       126,060
Philippine Long Distance
  Telephone Co. ...............      1,484        85,029
                                             -----------
TOTAL PHILIPPINES..............                  211,089
                                             -----------
TAIWAN -- 34.5%
Acer, Inc. ....................     54,000       110,083
Advanced Semiconductor
  Engineering, Inc. (a)........     86,000       117,097
ASE Test, Ltd. (a).............    391,000        74,712

SPDR(R) S&P(R) EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------               -------   -----------

Asia Cement Corp. .............     66,000   $    86,953
Asustek Computer, Inc. ........     57,000       156,782
AU Optronics Corp. ............     11,754       202,169
Catcher Technology Co., Ltd. ..      7,000        65,493
Cathay Financial Holding Co.,
  Ltd. ........................     89,000       212,575
Chang Hwa Commercial Bank (a)..    133,000        84,172
Chi Mei Optoelectr.............      8,136        96,005
Chi Mei Optoelectronics Corp.
  GDR..........................      8,124        95,863
China Development Financial
  Holding Corp. ...............    257,000       111,430
China Steel Chemical Corp. ....     68,000       146,486
China Steel Corp. .............    150,000       182,559
Chinatrust Financial Holding
  Co., Ltd. ...................    165,000       128,522
Chunghwa Picture Tubes, Ltd.
  (a)..........................    281,000        75,666
Chunghwa Telecom Co., Ltd. ....     60,000       114,465
Compal Electronics, Inc. ......    117,000       126,377
Delta Electronics, Inc. .......     33,000       130,028
Epistar Corp. .................     12,000        49,109
Everlight Electronics Co.,
  Ltd. ........................     12,000        42,901
Far Eastern Textile Co.,
  Ltd. ........................    105,000       107,505
First Financial Holding Co.,
  Ltd..........................    126,000        89,710
Formosa Chemicals & Fibre
  Corp. .......................     59,000       136,074
Formosa Plastics Corp. ........     87,000       220,769
Foxconn Technology Co., Ltd. ..     10,000       120,185
Fubon Financial Holding Co.,
  Ltd. ........................    122,000       111,361
High Tech Computer Corp. ......      8,000       142,883
Hon Hai Precision Industry Co.,
  Ltd. ........................     69,000       596,239
Hua Nan Financial Holdings Co.,
  Ltd. ........................    113,000        79,251
King Yuan Electronics Co.,
  Ltd. ........................     49,000        41,894
Largan Precision Co., Ltd. ....      3,000        42,080
Lite-On Technology Corp. ......     71,000        91,488
Macronix International (a).....    108,000        51,098
MediaTek, Inc. ................     17,000       264,833
Mega Financial Holding Co.,
  Ltd. ........................    154,000       104,257
Motech Industries, Inc. .......      3,000        39,250
Nan Ya Plastics Corp. .........     93,000       204,868
Novatek Microelectronics Corp.,
  Ltd. ........................     12,000        62,800
Phoenixtec Power Co., Ltd. ....    100,000       105,276
Polaris Securities Co., Ltd.
  (a)..........................    181,000        93,898
Powerchip Semiconductor
  Corp. .......................    134,000        81,543
Powertech Technology, Inc. ....     17,000        70,864
ProMOS Technologies, Inc. (a)..    139,000        58,364
Quanta Computer, Inc. .........     76,000       118,396
Realtek Semiconductor Corp. ...     16,500        81,832
Shin Kong Financial Holding
  Co., Ltd. ...................     79,000        91,942
Siliconware Precision
  Industries Co. ..............     55,000       116,808
SinoPac Financial Holdings Co.,
  Ltd. ........................    196,000        93,629
Tainan Enterprises.............     83,000       134,857
Taishin Financial Holdings Co.,
  Ltd. (a).....................    157,000        86,702
Taiwan Cement Corp. ...........     91,000       105,492
Taiwan Semiconductor
  Manufacturing Co., Ltd. .....     62,197       692,257
Tatung Co., Ltd. (a)...........    134,000        59,934
Tripod Technology Corp. .......     17,000        86,640
Uni-President Enterprises
  Corp. .......................     86,000        86,089
United Microelectronics
  Corp. .......................     60,726       207,683
Via Technologies, Inc. (a).....     43,000        45,465
Walsin Lihwa Corp. ............    125,000        73,784
Wistron Corp. .................     41,000        76,596
Yageo Corp. (a)................    154,000        73,800
                                             -----------
TOTAL TAIWAN...................                7,557,843
                                             -----------
THAILAND -- 3.1%
Advanced Info Service PCL......     32,277        80,868
Bangkok Expressway PCL.........    127,593        87,218
Electricity Generating PCL.....     27,096        84,761
IRPC PCL.......................    215,343        37,736
Kasikornbank PCL...............     47,298       101,377
PTT Exploration & Production
  PCL..........................     28,827        90,175
PTT PCL........................     18,012       140,861
Thai Oil PCL...................     33,693        68,801
                                             -----------
TOTAL THAILAND.................                  691,797
                                             -----------
TOTAL COMMON STOCKS -- (Cost
  $18,314,914).................               21,837,465
                                             -----------
SHORT TERM INVESTMENTS -- 0.0% (c)
UNITED STATES -- 0.0% (c)
MONEY MARKET FUND -- 0.0% (c)
STIC Prime Portfolio (Cost
  $100)........................        100           100
                                             -----------
TOTAL INVESTMENTS -- 99.7%
  (Cost $18,315,014)...........               21,837,565
OTHER ASSETS AND
  LIABILITIES -- 0.3%..........                   75,156
                                             -----------
NET ASSETS -- 100.0%...........              $21,912,721
                                             ===========




(a) Non-income producing security
(b) Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represents 3.1% of net assets as of June 30, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) Amount shown represents less than 0.05% of net assets.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SPDR(R) S&P(R) EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


INDUSTRY BREAKDOWN AS OF JUNE 30, 2007*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS

 ------------------------------------------------


Commercial Banks                     11.3%
Oil, Gas & Consumable Fuels          11.1
Semiconductors & Semiconductor
  Equipment                           9.5
Electronic Equipment &
  Instruments                         7.9
Computers & Peripherals               5.3
Diversified Telecommunication
  Service                             4.6
Wireless Telecommunication
  Services                            4.1
Insurance                             4.0
Metals & Mining                       3.8
Real Estate Management &
  Development                         3.6
Chemicals                             3.1
IT Services                           2.9
Transportation Infrastructure         2.9
Automobiles                           2.6
Hotels, Restaurants, Leisure          2.0
Electric Utilities                    1.8
Food Products                         1.6
Marine                                1.5
Construction Materials                1.4
Media                                 1.3
Internet Software & Services          1.2
Telecommunications                    1.2
Diversified Financial Services        1.1
Industrial Conglomerates              1.0
Beverages                             0.9
Capital Markets                       0.9
Independent Power Producers &
  Energy Traders                      0.9
Energy Equipment & Services           0.8
Airlines                              0.7
Engineering & Construction            0.7
Construction & Engineering            0.6
Textiles, Apparel & Luxury
  Goods                               0.6
Household Products                    0.5
Commercial Services                   0.4
Electronics                           0.4
Tobacco                               0.4
Health Care                           0.3
Pharmaceuticals                       0.3
Gas Utilities                         0.2
Leisure Equipment & Products          0.2
Forest Products & Paper               0.1
Short Term Investments                0.0**
Other Assets & Liabilities            0.3

 ------------------------------------------------

TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

SPDR(R) S&P(R) CHINA ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES       VALUE
--------------------              ---------   -----------


COMMON STOCKS -- 99.0%
CHINA -- 99.0%
AIR FREIGHT & LOGISTICS -- 0.3%
Sinotrans, Ltd. ..............      185,000        87,555
                                              -----------
AIRLINES -- 0.4%
Air China, Ltd. ..............      180,000       137,454
                                              -----------
AUTOMOBILES -- 1.2%
Brilliance China Automotive
  Holdings, Ltd. (a)..........      220,000        55,718
Denway Motors, Ltd. ..........      410,000       192,469
Dongfeng Motor Group Co., Ltd.
  (a).........................      240,000       127,707
Great Wall Motor Co., Ltd.
  (a).........................       30,000        43,592
                                              -----------
                                                  419,486
                                              -----------
BEVERAGES -- 0.2%
Tsingtao Brewery Co., Ltd. ...       30,000        72,910
                                              -----------


CHEMICALS -- 0.6%
China Bluechemical, Ltd. (a)..      150,000        81,927
Sinopec Shanghai Petrochemical
  Co., Ltd. ..................      200,000       130,982
                                              -----------
                                                  212,909
                                              -----------
COMMERCIAL BANKS -- 14.2%
Bank of China, Ltd. (a).......    1,658,000       822,860
Bank of Communications Co.,
  Ltd. .......................      390,000       415,546
China Citic Bank (a)..........       92,000        70,372
China Construction Bank
  Corp. ......................    2,425,000     1,665,697
China Merchants Bank Co.,
  Ltd. .......................      181,000       552,175
Industrial & Commercial Bank
  of China....................    2,227,000     1,233,440
                                              -----------
                                                4,760,090
                                              -----------
COMMERCIAL SERVICES & SUPPLIES -- 0.1%
Bio-Treat Technology, Ltd. ...       70,000        40,047
                                              -----------
COMMUNICATIONS EQUIPMENT -- 0.4%
AAC Acoustic Technology
  Holdings, Inc. (a)..........       60,000        67,614
ZTE Corp. ....................       14,000        66,616
                                              -----------
                                                  134,230
                                              -----------
COMPUTERS & PERIPHERALS -- 0.7%
Lenovo Group, Ltd. ...........      270,000       158,866
TPV Technology, Ltd. .........      110,000        76,120
                                              -----------
                                                  234,986
                                              -----------
CONSTRUCTION & ENGINEERING -- 1.5%
Baoye Group Co., Ltd. (a).....       20,000        35,969
China Communications
  Construction Co., Ltd. (a)..      262,020       469,215
                                              -----------
                                                  505,184
                                              -----------
CONSTRUCTION MATERIALS -- 1.1%
Anhui Conch Cement Co.,
  Ltd. .......................       30,000       211,054
China National Building
  Material Co., Ltd. .........       70,000       153,827
                                              -----------
                                                  364,881
                                              -----------
DISTRIBUTORS -- 0.2%
Xinyu Hengdeli Holdings,
  Ltd. .......................      145,135        71,102
                                              -----------
DIVERSIFIED TELECOMMUNICATION SERVICE -- 2.9%
China Communications Services
  Corp., Ltd. (a).............       97,305        71,816
China Netcom Group Corp.-Hong
  Kong Ltd. ..................      100,000       276,289
China Telecom Corp., Ltd. ....    1,038,000       608,097
                                              -----------
                                                  956,202
                                              -----------
ELECTRICAL EQUIPMENT -- 1.9%
Byd Co., Ltd. (a).............       12,500        71,950
Dongfang Electrical Machinery
  Co., Ltd. ..................       10,000        55,386
Harbin Power Equipment........       50,000        75,340
Shanghai Electric Group Co.,
  Ltd. .......................      270,000       121,567
Suntech Power Holdings Co.,
  Ltd.ADR (a).................        9,000       328,230
                                              -----------
                                                  652,473
                                              -----------
ENERGY EQUIPMENT & SERVICES -- 0.5%
China Oilfield Services,
  Ltd. .......................      160,000       161,680
                                              -----------
FOOD PRODUCTS -- 2.8%
Celestial NutriFoods..........       40,000        40,538
Chaoda Modern Agriculture.....      130,000       100,603
China Foods, Ltd. ............       58,205        39,533
China Huiyuan Juice Group,
  Ltd. (a)....................       52,760        62,087
China Mengniu Dairy Co.,
  Ltd. .......................       70,000       241,753
China Milk Products Group,
  Ltd. (a)....................       60,000        54,137
China Yurun Food Group,
  Ltd. .......................       55,000        61,346
People's Food Holdings,
  Ltd. .......................       60,000        73,360
Pine Agritech, Ltd. ..........      120,000        46,291
Synear Food Holdings, Ltd. ...       40,000        47,337
Tingyi Cayman Islands Holding
  Corp. ......................      140,000       161,706
                                              -----------
                                                  928,691
                                              -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.2%
China Medical Technologies,
  Inc. ADR (a)................        1,760        56,003
                                              -----------
HOTELS, RESTAURANTS & LEISURE -- 1.0%
China Travel International
  Investment Hong Kong,
  Ltd. .......................      200,000       104,888
Ctrip.com International, Ltd.
  ADR.........................        2,155       169,448
FU JI Food and Catering
  Services Holdings, Ltd. ....       15,000        51,420
                                              -----------
                                                  325,756
                                              -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 2.6%
China Power International
  Development, Ltd. ..........      175,000        95,358
China Resources Power Holdings
  Co. ........................       80,000       191,356
Datang International Power
  Generation Co., Ltd. .......      130,000       200,872
Huadian Power International
  Co. (a).....................      160,000        82,887
Huaneng Power International,
  Inc. .......................      260,000       295,655
                                              -----------
                                                  866,128
                                              -----------
INDUSTRIAL CONGLOMERATES -- 1.5%
China Resources Enterprise....       90,000       338,454
Shanghai Industrial Holdings,
  Ltd. .......................       40,000       152,726
                                              -----------
                                                  491,180
                                              -----------
INSURANCE -- 8.7%
China Insurance International
  Holdings Co., Ltd. (a)......       50,000        90,945
China Life Insurance Co.,
  Ltd. .......................      554,000     1,991,251

SPDR(R) S&P(R) CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------              ---------   -----------

PICC Property & Casualty Co.,
  Ltd. (a)....................      180,000   $   146,663
Ping An Insurance Group Co. of
  China, Ltd. ................       98,500       698,001
                                              -----------
                                                2,926,860
                                              -----------
INTERNET SOFTWARE & SERVICES -- 2.3%
Baidu.com ADR (a).............        1,370       230,133
Netease.com ADR (a)...........        9,770       166,285
SINA Corp. (a)................        3,135       131,231
Sohu.com, Inc. (a)............        2,120        67,819
Tencent Holdings, Ltd. .......       45,000       181,027
                                              -----------
                                                  776,495
                                              -----------
IT SERVICES -- 0.2%
Travelsky Technology, Ltd. ...       70,000        59,901
                                              -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.4%
Li Ning Co., Ltd. ............       50,000       121,260
                                              -----------
MACHINERY -- 0.6%
China Infrastructure Machinery
  Holdings, Ltd. .............       25,430        55,558
Guangzhou Shipyard
  International Co., Ltd.
  (a).........................       10,000        51,101
Shanghai Prime Machinery Co.,
  Ltd. .......................       90,000        37,299
Weichai Power Co., Ltd. ......       10,000        64,851
                                              -----------
                                                  208,809
                                              -----------
MARINE -- 2.1%
China Shipping Container Lines
  Co., Ltd. ..................      215,000       146,855
China Shipping Development
  Co., Ltd. ..................      110,000       254,672
COSCO Holdings................      209,875       301,743
                                              -----------
                                                  703,270
                                              -----------
MEDIA -- 1.0%
Focus Media Holding, Ltd. ADR
  (a).........................        6,430       324,715
Xinhua Finance, Ltd. (a)......           50        22,754
                                              -----------
                                                  347,469
                                              -----------
METALS & MINING -- 3.7%
Aluminum Corp. of China,
  Ltd. .......................      300,000       506,530
Angang Steel Co., Ltd. .......       70,000       144,156
Hunan Non-Ferrous Metal Corp.,
  Ltd. (a)....................      120,000        74,445
Jiangxi Copper Co., Ltd. .....      110,000       184,883
Lingbao Gold Co., Ltd. .......       40,000        30,750
Maanshan Iron & Steel.........      150,000       117,039
Zijin Mining Group Co.,
  Ltd. .......................      312,500       184,273
                                              -----------
                                                1,242,076
                                              -----------
MULTILINE RETAIL -- 0.4%
Golden Eagle Retail Group,
  Ltd. .......................       50,000        39,461
Parkson Retail Group, Ltd. ...       15,000        95,646
                                              -----------
                                                  135,107
                                              -----------
OIL, GAS & CONSUMABLE FUELS -- 20.4%
China Coal Energy Co. (a).....      248,210       372,097
China Petroleum & Chemical
  Corp. ......................    1,280,000     1,417,874
China Shenhua Energy Co.,
  Ltd. .......................      257,000       889,222
CNOOC, Ltd. ..................    1,290,000     1,461,953
CNPC Hong Kong, Ltd. .........      200,000       112,818
PetroChina Co., Ltd. .........    1,592,000     2,337,733
Yanzhou Coal Mining Co.,
  Ltd. .......................      170,000       260,505
                                              -----------
                                                6,852,202
                                              -----------
PAPER & FOREST PRODUCTS -- 1.1%
Citic Resources Holdings, Ltd.
  (a).........................      120,000        73,984
Lee & Man Paper Manufacturing,
  Ltd. .......................       30,000        83,079
Nine Dragons Paper Holdings,
  Ltd. .......................       90,000       209,749
                                              -----------
                                                  366,812
                                              -----------
PERSONAL PRODUCTS -- 0.1%
American Oriental
  Bioengineering, Inc. (a)....        3,915        34,843
                                              -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 4.8%
Agile Property Holdings,
  Ltd. .......................      120,000       157,178
Beijing Capital Land, Ltd. ...       90,000        51,804
China Overseas Land &
  Investment, Ltd. ...........      240,000       371,455
China Resources Land, Ltd. ...       80,000       119,725
Greentown China Holdings, Ltd.
  (a).........................       40,000        86,980
Guangzhou Investment Co.,
  Ltd. .......................      300,000        76,747
Guangzhou R&F Properties Co.,
  Ltd. .......................       80,000       245,590
Shanghai Forte Land Co. ......      100,000        56,665
Shenzhen Investment, Ltd......      135,254       102,419
Shimao Property Holdings,
  Ltd. .......................       87,500       196,089
Yanlord Land Group, Ltd. (a)..       70,000       143,712
                                              -----------
                                                1,608,364
                                              -----------
ROAD & RAIL -- 0.3%
Guangshen Railway Co., Ltd.
  (a).........................      140,000       111,206
                                              -----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 0.6%
Actions Semiconductor Co.,
  Ltd. ADR (a)................        7,775        47,816
Semiconductor Manufacturing
  International Corp. (a).....    1,100,000       150,552
                                              -----------
                                                  198,368
                                              -----------
SOFTWARE -- 0.2%
Shanda Interactive
  Entertainment, Ltd. ADR
  (a).........................        1,965        60,915
                                              -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
Ports Design, Ltd. ...........       25,000        70,352
Weiqiao Textile Co. ..........       55,000       123,396
                                              -----------
                                                  193,748
                                              -----------
TRANSPORTATION INFRASTRUCTURE -- 4.0%
Anhui Expressway Co. .........       70,000        59,095
Beijing Capital International
  Airport Co., Ltd. ..........      140,000       196,984
China Merchants Holdings
  International Co., Ltd. ....       80,000       386,805
COSCO Pacific, Ltd. ..........       90,000       235,421
Dalian Port PDA Co., Ltd.
  (a).........................       90,000        65,734
Jiangsu Express...............      130,000       131,864
Shenzhen Expressway Co.,
  Ltd. .......................      120,000        93,631
Zhejiang Expressway Co.,
  Ltd. .......................      150,000       161,360
                                              -----------
                                                1,330,894
                                              -----------
WATER UTILITIES -- 0.3%
Guangdong Investment, Ltd. ...      190,000       110,823
                                              -----------
WIRELESS TELECOMMUNICATION SERVICES -- 12.9%
China Mobile, Ltd. ...........      370,500     3,985,604
China Unicom, Ltd. ...........      200,000       344,338
                                              -----------
                                                4,329,942
                                              -----------
TOTAL COMMON STOCKS -- (Cost
  $26,062,583)................                 33,198,311
                                              -----------
SHORT TERM INVESTMENTS -- 0.4%
UNITED STATES -- 0.4%

SPDR(R) S&P(R) CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------              ---------   -----------

MONEY MARKET FUND -- 0.4%
STIC Prime Portfolio (Cost
  $126,813)...................      126,813   $   126,813
                                              -----------
TOTAL INVESTMENTS -- 99.4%
  (Cost $26,189,396)..........                 33,325,124
OTHER ASSETS AND
  LIABILITIES -- 0.6%.........                    198,487
                                              -----------
NET ASSETS -- 100.0%..........                $33,523,611
                                              ===========




(a) Non-income producing security
ADR = American Depositary Receipt

SPDR(R) S&P(R) EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES       VALUE
--------------------              ---------   -----------


COMMON STOCKS -- 90.6%
ARGENTINA -- 0.5%
Grupo Financiero Galicia SA
  ADR.........................          897   $     8,602
Telecom Argentina SA ADR......          762        18,989
Tenaris SA ADR................        1,617        79,169
                                              -----------
TOTAL ARGENTINA...............                    106,760
                                              -----------
BRAZIL -- 13.0%
Aracruz Celulose SA ADR.......          420        27,821
Banco Bradesco SA ADR.........        6,822       164,478
Banco do Brasil SA............        2,295        33,233
Banco Itau Holding Financeira
  SA ADR......................        4,134       183,715
Bradespar SA Preference
  Shares......................        1,017        38,705
Brasil Telecom Participacoes
  SA ADR......................          621        37,546
Braskem SA ADR................          843        15,208
Centrais Eletricas Brasileiras
  SA ADR......................        2,697        40,320
Companhia Brasileira de
  Distribuicao Grupo Pao de
  Acucar ADR..................          531        20,523
Companhia de Bebidas das
  Americas ADR................        1,425        99,750
Companhia de Saneamento Basico
  do Estado de Sao Paulo......        1,068        23,301
Companhia Energetica de Minas
  Gerais ADR..................        2,358        49,754
Companhia Siderurgica Nacional
  SA ADR......................        1,188        61,443
Companhia Vale do Rio Doce
  ADR.........................       11,772       479,110
Cosan SA Industria e
  Comercio....................          807        13,207
Cyrela Brazil Realty SA.......        2,133        26,469
Duratex SA Preference Shares..          879        25,329
Empresa Brasileira de
  Aeronautica SA..............        3,456        42,025
Gerdau SA ADR.................        2,742        70,524
Investimentos Itau SA.........          518         5,110
Investimentos Itau SA
  Preference Shares...........       19,044       119,724
Lojas Americanas SA Preference
  Shares......................      301,851        24,135
Lojas Renner SA...............        1,470        27,706
Metalurgica Gerdau SA
  Preference Shares...........        1,284        44,473
Natura Cosmeticos SA..........        1,254        18,230
Perdigao SA ADR...............          576        22,015
Petroleo Brasileiro SA ADR....        4,455       503,097
Souza Cruz SA.................          807        19,400
Tam SA ADR....................          642        21,250
Tele Norte Leste Participacoes
  SA ADR......................        2,040        38,699
Telemig Celular Participacoes
  Preference Shares...........          288        14,498
Tim Participacoes SA ADR......          636        21,923
Tractebel Energia SA ADR......          219        12,439
Unibanco -- Uniao de Bancos
  Brasileiros SA GDR..........          831        93,795
Usinas Siderurgicas de Minas
  Gerais SA ADR...............          897        51,228
Vivo Participacoes SA
  Preference Shares...........        5,202        26,010
Votorantim Celulose e Papel SA
  ADR.........................        1,041        23,704
Weg SA........................        2,004        18,958
                                              -----------
TOTAL BRAZIL..................                  2,558,855
                                              -----------
CHILE -- 2.4%
Administradora de Fondos de
  Pensiones Caprum SA.........        1,140        22,400
Antarchile SA.................        1,443        27,257
Cementos Bio-Bio SA...........        6,771        21,210
Companhia de
  Telecomunicaciones de Chile
  SA ADR......................        2,421        23,024
Companhia General de
  Electricidad................        3,246        28,963
Empresa Nacional de
  Electricidad SA ADR.........          795        38,605
Empresa Obras Sanitar Volpar..      216,879        39,114
Empresas COPEC SA.............        3,321        48,546
Enersis SA ADR................        1,941        38,917
Farmacias Ahumada SA..........        5,673        23,920
Lan Airlines SA ADR...........          255        21,458
Parque Arauco SA..............       18,567        26,436
SACI Falabella................        9,981        51,729
Vina Concha y Toro SA ADR.....          519        25,768
Vina San Pedro SA.............    2,323,146        29,770
                                              -----------
TOTAL CHILE...................                    467,117
                                              -----------
CHINA -- 15.4%
AAC Acoustic Technology
  Holdings, Inc. (a)..........       12,000        13,523
Agile Property Holdings,
  Ltd. .......................       18,000        23,577
Air China, Ltd. ..............       18,000        13,745
Aluminum Corp. of China,
  Ltd. .......................       30,000        50,653
Angang Steel Co., Ltd. .......        6,000        12,356
Anhui Conch Cement Co.,
  Ltd. .......................        6,000        42,211
Baidu.com ADR (a).............          195        32,756
Bank of China, Ltd. ..........      147,000        72,956
Bank of Communications Co.,
  Ltd. .......................       39,000        41,555
Beijing Capital International
  Airport Co., Ltd. ..........       18,000        25,326
Chaoda Modern Agriculture.....       12,000         9,286
China Construction Bank
  Corp. ......................      201,000       138,064
China Life Insurance Co.,
  Ltd. .......................       51,000       183,310
China Mengniu Dairy Co.,
  Ltd. .......................        9,000        31,083
China Merchants Bank Co.,
  Ltd. .......................       18,000        54,912
China Merchants Holdings
  International Co., Ltd. ....        6,000        29,010
China Mobile, Ltd. ...........       33,000       354,993
China Netcom Group
  Corp. -- Hong Kong, Ltd. ...        9,000        24,866
China Oilfield Services,
  Ltd. .......................       24,000        24,252
China Overseas Land &
  Investment, Ltd. ...........       24,000        37,146
China Petroleum & Chemical
  Corp. ......................      120,000       132,926
China Power International
  Development, Ltd. ..........       30,000        16,347
China Resources Enterprise....        6,000        22,564
China Resources Land, Ltd. ...       12,000        17,959
China Resources Power Holdings
  Co. ........................       12,000        28,703
China Shenhua Energy Co.,
  Ltd. .......................       24,000        83,040
China Shipping Container Lines
  Co., Ltd. ..................       42,000        28,688
China Shipping Development
  Co., Ltd. ..................       12,000        27,782
China Telecom Corp., Ltd. ....      102,000        59,755
China Travel International
  Investment Hong Kong,
  Ltd. .......................       24,000        12,586
China Unicom, Ltd. ...........       18,000        30,990
CNOOC, Ltd. ..................      117,000       132,596
CNPC Hong Kong, Ltd. .........       30,000        16,923
COSCO Holdings................       22,425        32,241
COSCO Pacific, Ltd. ..........       12,000        31,389
Ctrip.com International, Ltd.
  ADR.........................          300        23,589
Datang International Power
  Generation Co., Ltd. .......       18,000        27,813
Denway Motors, Ltd. ..........       42,000        19,716
Dongfeng Motor Group Co.,
  Ltd. .......................       30,000        15,963
Focus Media Holding, Ltd.
  ADR.........................          666        33,633
Guangdong Investment, Ltd. ...       24,000        13,999
Guangshen Railway Co., Ltd. ..       24,000        19,064
Guangzhou Investment Co.,
  Ltd. .......................       42,000        10,745
Guangzhou R&F Properties Co.,
  Ltd. .......................       10,800        33,155
Harbin Power Equipment........        6,000         9,041
Huadian Power International
  Co. ........................       36,000        18,649
Huaneng Power International,
  Inc. .......................       30,000        34,114

SPDR(R) S&P(R) EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------              ---------   -----------

Industrial & Commercial Bank
  of China....................      198,000   $   109,664
Jiangsu Express...............       18,000        18,258
Jiangxi Copper Co., Ltd. .....       12,000        20,169
Lenovo Group, Ltd. ...........       36,000        21,182
Li Ning Co., Ltd. ............        6,000        14,551
Maanshan Iron & Steel.........       18,000        14,045
NetEase.com ADR...............          708        12,050
Nine Dragons Paper Holdings,
  Ltd. .......................        9,000        20,975
Parkson Retail Group, Ltd. ...        1,500         9,565
PetroChina Co., Ltd. .........      150,000       220,264
PICC Property & Casualty Co.,
  Ltd. (a)....................       24,000        19,555
Pine Agritech, Ltd. ..........       24,000         9,258
Ping An Insurance Group Co. of
  China, Ltd. ................        9,000        63,777
Semiconductor Manufacturing
  International Corp. ........      144,000        19,709
Shanghai Electric Group Co.,
  Ltd. .......................       36,000        16,209
Shenzhen Expressway Co.,
  Ltd. .......................       24,000        18,726
Shimao Property Holdings,
  Ltd. .......................        9,000        20,169
SINA Corp. ...................          369        15,446
Sinopec Shanghai Petrochemical
  Co., Ltd. ..................       24,000        15,718
Sinotrans, Ltd. ..............       30,000        14,198
Suntech Power Holdings Co.,
  Ltd. ADR....................          576        21,007
Tencent Holdings, Ltd. .......        6,000        24,137
Tingyi Cayman Islands Holding
  Corp. ......................       18,000        20,791
TPV Technology, Ltd. .........       24,000        16,608
Travelsky Technology, Ltd. ...       12,000        10,269
Weiqiao Textile Co. ..........        7,500        16,827
Xinyu Hengdeli Holdings.......       48,000        23,515
Yanzhou Coal Mining Co.,
  Ltd. .......................       18,000        27,583
Zhejiang Expressway Co.,
  Ltd. .......................       18,000        19,363
Zijin Mining Group Co.,
  Ltd. .......................       30,000        17,690
ZTE Corp. ....................        2,400        11,420
                                              -----------
TOTAL CHINA...................                  3,032,248
                                              -----------
CZECH REPUBLIC -- 0.8%
CEZ AS........................        1,236        63,782
Komercni Banka AS.............          135        25,119
Telefonica O2 Czech Republic
  AS..........................          870        24,431
Unipetrol (a).................          882        11,772
Zentiva NV....................          339        22,974
                                              -----------
TOTAL CZECH REPUBLIC..........                    148,078
                                              -----------
EGYPT -- 0.8%
Commercial International
  Bank........................        2,268        24,304
Egyptian Co. for Mobile
  Services....................          543        17,075
Egyptian Financial Group-
  Hermes Holding..............        2,124        17,003
Orascom Construction
  Industries..................          858        56,220
Orascom Telecom Holding SAE
  GDR.........................          729        47,312
                                              -----------
TOTAL EGYPT...................                    161,914
                                              -----------
HUNGARY -- 1.3%
FHB Mortgage Bank NyRt........        2,013        25,437
MOL Hungarian Oil and Gas
  NyRt........................          516        78,561
OTP Bank NyRt.................        1,788       104,172
Richter Gedeon NyRt...........          147        29,653
Tiszai Vegyi Kominat NyRt.....          453        20,330
                                              -----------
TOTAL HUNGARY.................                    258,153
                                              -----------
INDIA -- 6.9%
Ambuja Cements, Ltd. .........        7,098        21,578
Bajaj Auto, Ltd. GDR..........          261        13,676
Bharat Heavy Electricals,
  Ltd. .......................        1,008        38,164
Bharti Airtel, Ltd. (a).......        6,648       136,380
Cipla, Ltd. ..................        3,306        17,046
Dr Reddy's Laboratories, Ltd.
  ADR.........................        1,026        16,560
Gail India, Ltd. .............        2,424        18,450
Grasim Industries, Ltd. GDR
  (b).........................          291        18,915
HCL Technologies, Ltd. .......          930         7,997
HDFC Bank, Ltd. ..............        1,386        38,932
Hero Honda Motors, Ltd. ......        1,059        18,044
Hindustan Lever, Ltd. ........        8,394        39,201
Housing Development Finance
  Corp., Ltd. ................        1,479        73,501
ICICI Bank, Ltd. ADR..........        1,593        78,296
Indian Hotels Co., Ltd. ......        4,545        16,851
Infosys Technologies, Ltd.
  ADR.........................        2,772       139,653
ITC, Ltd. GDR (b).............        7,167        27,020
Larsen & Toubro, Ltd. GDR.....          603        32,622
Mahindra & Mahindra, Ltd.
  GDR.........................        1,143        20,574
Maruti Udyog, Ltd. ...........          798        14,537
Oil & Natural Gas Corp.,
  Ltd. .......................        2,433        53,842
Reliance Industries, Ltd. GDR
  (b).........................        5,322        67,623
Reliance Energy, Ltd. ........        1,299        19,555
Reliance Industries, Ltd.
  GDR.........................        2,328       196,716
Satyam Computer Services, Ltd.
  ADR.........................        1,584        39,220
Siemens India, Ltd. ..........          561        19,167
State Bank of India GDR.......          300        26,460
Suzlon Energy, Ltd. ..........          627        22,999
Tata Consultancy Services,
  Ltd. .......................        1,140        32,162
Tata Motors, Ltd. ADR.........        1,329        21,822
Tata Power Co., Ltd. .........        1,086        17,812
Tata Steel, Ltd. .............        1,485        21,746
Wipro, Ltd. ADR...............        1,671        25,984
                                              -----------
TOTAL INDIA...................                  1,353,105
                                              -----------
INDONESIA -- 1.4%
Astra International Tbk PT....       18,000        33,669
Bank Central Asia Tbk PT......       52,500        31,668
Bank Danamon Indonesia Tbk
  PT..........................       13,500        10,310
Bank Mandiri Persero Tbk PT...       55,500        19,196
Bank Rakyat Indonesia PT......       48,000        30,548
Bumi Resources Tbk PT.........       90,000        22,662
Indofood Sukses Makmur Tbk
  PT..........................       66,000        14,792
Indosat Tbk PT................       30,000        21,583
Kalbe Farma Tbk PT............       72,000        11,077
Medco Energi Internasional Tbk
  PT..........................       34,500        13,460
Perusahaan Gas Negara PT......       15,000        15,689
Telekomunikasi Indonesia Tbk
  PT..........................       37,500        40,883
United Tractors Tbk PT........       18,000        16,436
                                              -----------
TOTAL INDONESIA...............                    281,973
                                              -----------
ISRAEL -- 2.7%
Avner Oil & Gas, Ltd. LP......      174,870        12,759
Bank Hapoalim BM..............        8,001        38,998
Bank Leumi Le-Israel BM.......        8,154        31,934
Check Point Software
  Technologies................        1,347        30,725
Formula Systems(1985), Ltd. ..        1,059        15,485
Israel Chemicals, Ltd. .......        3,681        29,196
Israel Discount Bank, Ltd. ...        7,032        14,513
Koor Industries, Ltd. ........          183        12,163
Makhteshim-Agan Industries,
  Ltd. .......................        3,177        23,030
Mizrahi Tefahot Bank, Ltd. ...        2,718        19,990
NICE Systems, Ltd. ...........          564        19,977
Ormat Industries..............        1,599        18,275
Partner Communications........        1,077        17,133
Retalix, Ltd. (a).............          729        14,198

SPDR(R) S&P(R) EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------              ---------   -----------

Teva Pharmaceutical
  Industries, Ltd. ...........        5,406   $   223,421
The Israel Corp., Ltd. .......           27        18,574
                                              -----------
TOTAL ISRAEL..................                    540,371
                                              -----------
JORDAN -- 0.3%
Arab Bank PLC.................        2,050        63,589
                                              -----------
MALAYSIA -- 3.3%
Aeon Co. Bhd..................       11,700        32,363
Berjaya Sports Toto Bhd.......       10,200        15,510
Bintulu Port Holdings Bhd.....       23,094        40,134
Bursa Malaysia Bhd............        4,493        14,836
Carlsberg Brewery Bhd.........       37,797        52,987
Dialog Group Bhd..............       34,500        18,786
Digi.Com Bhd..................        3,000        19,985
Genting Bhd...................       18,000        43,012
IGB Corp. Bhd.................       24,000        18,839
IOI Corp. Bhd.................       30,000        45,185
KFC Holdings Bhd..............       12,900        24,847
KNM Group Bhd.................        3,900        15,589
Magnum Corp. Bhd..............       26,342        26,552
Malaysian Airline System Bhd..       11,700        19,994
Malaysian Industrial
  Developement Finance Bhd....       52,500        22,353
Malaysian Plantations Bhd.....       22,800        23,378
Malaysian Resources Corp.
  Bhd.........................       24,000        18,839
Multi Purpose Holdings Bhd....       15,600        10,031
Naim Cendera Holding Bhd......       14,387        21,669
Osk Holdings Bhd..............       21,900        19,157
Pacificmas Bhd................       14,700        14,306
Padiberas Nasional Bhd........       30,900        19,869
Sarawake Energy Bhd...........       26,034        15,986
SP Setia Bhd..................        9,600        24,052
Sunrise Bhd...................       23,100        25,693
Ta Enterprise Bhd.............       29,100        15,003
UEM World Bhd.................        8,400         9,197
WCT Engineering Bhd...........       11,100        25,560
                                              -----------
TOTAL MALAYSIA................                    653,712
                                              -----------
MEXICO -- 6.9%
Alfa SAB de CV................        3,150        24,869
America Movil SAB de CV.......      139,902       432,464
Axtel SAB de CV...............        3,216        19,668
Cemex SAB de CV...............       50,905       187,216
Coca-Cola Femsa SAB de CV.....        4,860        21,535
Consorcio ARA SAB de CV.......        9,585        15,454
Corp GEO SAB de CV............        4,071        22,388
Corp Interamericana de
  Entretenimiento SAB de CV...        5,334        15,426
Desarrolladora Homex SAB de
  CV..........................        1,791        18,023
Empresas ICA SAB de CV (a)....        3,930        19,956
Fomento Economico Mexicano SAB
  de CV.......................       14,580        57,215
Grupo Aeroportuario del
  Sureste SAB de CV...........        3,798        19,990
Grupo Bimbo SAB de CV.........        4,707        29,659
Grupo Elektra SA de CV........          696        12,118
Grupo Financiero Banorte SAB
  de CV.......................        9,879        45,294
Grupo Mexico SAB de CV........       10,146        62,426
Grupo Modelo SAB de CV........        5,520        30,101
Grupo Televisa SA de CV.......       11,199        61,952
Impulsora Del Desarrollo Y El
  Empleo en America Latina SA
  de CV (a)...................        9,978        15,672
Industrias CH SAB de CV.......        2,565        11,860
Industrias Penoles SA de CV...          888        10,697
Kimberly-Clark de Mexico SAB
  de CV.......................        5,169        22,512
Sare Holding SAB de CV (Class
  B)..........................       11,397        18,798
Telefonos de Mexico SA de CV..       39,993        75,858
TV Azteca SA de CV............       22,050        19,512
Urbi Desarrollos Urbanos SA de
  CV..........................        4,296        19,804
Wal-Mart de Mexico SAB de CV..       18,031        68,502
                                              -----------
TOTAL MEXICO..................                  1,358,969
                                              -----------
MOROCCO -- 0.8%
Banque Marocaine du Commerce
  et de
l'Industrie SA................          132        19,198
Banque Marocaine du Commerce
  Exterieur...................          168        56,574
Douja Promotion Groupe Addoha
  SA..........................           42        14,093
Holcim Maroc SA...............           93        32,215
ONA SA........................          150        28,243
                                              -----------
TOTAL MOROCCO.................                    150,323
                                              -----------
PERU -- 0.7%
Companhia de Minas
  Buenaventura SA.............          795        29,340
Credicorp, Ltd. ..............          576        35,234
Southern Copper Corp. ........          498        46,942
Volcan Cia Minera SA..........        6,701        34,589
                                              -----------
TOTAL PERU....................                    146,105
                                              -----------
PHILIPPINES -- 0.7%
Ayala Land, Inc. .............       76,680        29,014
Banco de Oro Universal Bank...       13,200        19,836
Bank of the Philippine
  Islands.....................       19,200        28,437
Filinvest Land, Inc. .........      342,000        15,972
Philippine Long Distance
  Telephone Co. ..............          600        34,378
                                              -----------
TOTAL PHILIPPINES.............                    127,637
                                              -----------
POLAND -- 2.1%
Bank BPH SA...................           75        25,447
Bank Pekao SA.................          558        51,670
Bioton SA.....................       19,452        13,270
BRE Bank SA...................          105        20,547
Cersanit Krasnystaw SA (a)....          969        15,761
Getin Holding SA (a)..........        1,656         9,412
Globe Trade Centre SA (a).....        1,038        18,187
Grupa Lotos SA................          687        12,580
KGHM Polska Miedz SA..........          909        35,085
Orbis SA......................          435        13,042
PBG SA (a)....................          117        15,879
Polimex Mostostal SA..........          162        16,286
Polski Koncern Naftowy Orlen
  GDR.........................        1,269        47,080
Powszechna Kasa Oszczednosci
  Bank Polski SA..............        2,706        53,340
Prokom Software SA............          228        12,279
Telekomunikacja Polska SA.....        5,550        48,622
                                              -----------
TOTAL POLAND..................                    408,487
                                              -----------
RUSSIA -- 10.1%
Comstar United Telesystems
  GDR.........................        2,625        24,281
Gazprom OAO ADR...............       21,081       883,294
Golden Telecom, Inc. .........          195        10,727
JSC MMC Norilsk Nickel........          564       125,208
LUKOIL ADR....................        3,456       263,347
Mechel ADR....................          330        12,055
Mobile Telesystems OJSC ADR...        1,359        82,314
NovaTek OAO...................          762        39,624
Polyus Gold Co. ADR...........          564        23,801
Rosneft Oil Co. OAO GDR.......        9,633        76,679
Rostelecom ADR................          588        33,516
Severstal GDR.................        2,067        29,145
Surgutneftegaz ADR............        3,042       166,093

SPDR(R) S&P(R) EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------              ---------   -----------

Tatneft GDR...................          516   $    47,214
Vimpel-Communications ADR.....          618        65,112
VTB Bank OJSC GDR.............        9,000        98,820
Wimm-Bill-Dann Foods OJSC
  ADR.........................          171        17,786
                                              -----------
TOTAL RUSSIA..................                  1,999,016
                                              -----------
SOUTH AFRICA -- 10.1%
ABSA Group, Ltd. .............        2,034        37,928
Adcorp Holdings, Ltd. ........        2,703        14,182
Afgri, Ltd. ..................       14,895        14,152
African Bank Investments,
  Ltd. .......................        4,662        19,767
African Rainbow Minerals,
  Ltd. .......................          987        17,284
Alexander Forbes, Ltd. .......        6,984        16,985
Allied Electronics Corp.,
  Ltd. .......................        3,450        23,850
Anglo Platinum, Ltd. .........          384        63,383
AngloGold Ashanti, Ltd. ......        1,119        42,383
Aquarius Platinum, Ltd. ......          762        23,911
Aspen Pharmacare Holdings,
  Ltd. .......................        3,732        19,581
Aveng, Ltd. ..................        3,807        26,965
Barloworld, Ltd. .............        1,428        39,892
Bidvest Group, Ltd. ..........        2,112        43,126
Business Connexion Group,
  Ltd. .......................       12,294        12,587
Cadiz Holdings, Ltd. .........       17,577        11,715
Coronation Fund Managers,
  Ltd. .......................       11,490        13,035
Ellerine Holdings, Ltd. ......        1,296        12,809
FirstRand, Ltd. ..............       33,405       107,055
Foschini, Ltd. ...............        1,884        16,299
Gold Fields, Ltd. ............        4,674        72,509
Grindrod, Ltd. ...............        5,622        17,579
Group Five, Ltd. .............        1,596        12,312
Harmony Gold Mining Co., Ltd.
  (a).........................        2,556        36,343
Impala Platinum Holdings,
  Ltd. .......................        3,900       119,455
Imperial Holdings, Ltd.*......        1,104        22,825
Investec, Ltd. ...............        1,221        15,808
Invicta Holdings, Ltd. .......        3,411        13,761
JD Group, Ltd. ...............        1,200        12,080
Johnnic Communications,
  Ltd. .......................        1,263        17,910
Kagiso Media, Ltd. ...........        6,669        14,233
Kumba Iron Ore, Ltd. .........          663        17,393
Lewis Group, Ltd. ............        1,446        12,610
Massmart Holdings, Ltd. ......        1,920        23,496
Metorex, Ltd. (a).............        4,164        14,644
Mittal Steel South Africa,
  Ltd. .......................        1,401        25,310
MTN Group, Ltd. ..............       11,214       153,294
Murray & Roberts Holdings,
  Ltd. .......................        2,955        26,818
Mvelaphanda Resources, Ltd. ..        1,542        13,338
Naspers, Ltd. ................        2,355        60,778
Nedbank Group, Ltd. ..........        3,333        62,387
Network Healthcare Holdings,
  Ltd. (a)....................       12,570        25,721
PSG Group, Ltd. ..............        2,490        10,067
Remgro, Ltd. .................        2,580        69,110
RMB Holdings, Ltd. ...........        5,718        26,644
Sanlam, Ltd. .................       12,456        39,724
Sappi, Ltd. ..................        1,698        30,998
Sasol, Ltd. ..................        3,111       117,346
Shoprite Holdings, Ltd. ......        4,761        22,043
Standard Bank Group, Ltd. ....        6,786        94,592
Steinhoff International
  Holdings, Ltd. .............        9,354        32,113
Sun International, Ltd. ......        1,080        22,436
Super Group, Ltd. ............        7,845        16,898
Telkom SA, Ltd. ..............        1,608        40,679
Tiger Brands, Ltd. ...........        1,173        30,190
Tourism Investment Corp.,
  Ltd. .......................       36,726        13,541
Truworths International,
  Ltd. .......................        4,344        22,484
Wilson Bayly Holmes-Ovcon,
  Ltd. .......................        1,512        22,159
Woolworths Holdings, Ltd. ....        7,665        23,260
                                              -----------
TOTAL SOUTH AFRICA............                  2,001,777
                                              -----------
TAIWAN -- 7.1%
Acer, Inc. ...................       12,000        24,463
Advanced Semiconductor
  Engineering, Inc............       21,000        28,593
ASE Test, Ltd. (a)............       93,000        17,770
Asustek Computer, Inc. .......       12,000        33,007
AU Optronics Corp. ...........        2,292        39,422
Cathay Financial Holding Co.,
  Ltd. .......................       18,000        42,993
Chang Hwa Commercial Bank.....       27,000        17,088
Chi Mei Optoelectronics Corp.
  GDR.........................        1,677        19,789
China Development Financial
  Holding Corp. ..............       54,000        23,413
China Steel Chemical Corp. ...       18,000        38,776
China Steel Corp. ............       30,000        36,512
Chinatrust Financial Holding
  Co., Ltd. ..................       33,000        25,704
Chunghwa Telecom Co., Ltd. ...       15,000        28,616
Compal Electronics, Inc. .....       24,000        25,924
Delta Electronics, Inc. ......        9,000        35,462
Epistar Corp. ................        3,000        12,277
Far Eastern Textile Co.,
  Ltd. .......................       21,000        21,501
Formosa Chemicals & Fibre
  Corp. ......................       12,000        27,676
Formosa Plastics Corp. .......       18,000        45,676
Foxconn Technology Co.,
  Ltd. .......................        3,000        36,056
Fubon Financial Holding Co.,
  Ltd. .......................       27,000        24,646
Giant Manufacturing Co.,
  Ltd. .......................       12,000        22,017
High Tech Computer Corp. .....        3,000        53,581
Hon Hai Precision Industry
  Co., Ltd. ..................       12,000       103,694
Hotai Motor Co., Ltd. ........        6,000        15,645
Hua Nan Financial Holdings
  Co., Ltd. ..................       24,000        16,832
Lite-On Technology Corp. .....       18,000        23,194
MediaTek, Inc. ...............        3,000        46,735
Nan Ya Plastics Corp. ........       18,000        39,652
National Petroleum Co.,
  Ltd. .......................       30,000        28,297
Novatek Microelectronics
  Corp., Ltd. ................        3,000        15,700
Phoenixtec Power Co., Ltd. ...       24,000        25,266
POU Chen Corp. ...............       15,000        16,864
Powerchip Semiconductor
  Corp. ......................       27,000        16,430
Powertech Technology, Inc. ...        3,000        12,505
ProMOS Technologies, Inc. ....       30,000        12,597
Quanta Computer, Inc. ........       15,000        23,368
Shin Kong Financial Holding
  Co., Ltd. ..................       15,000        17,457
Siliconware Precision
  Industries Co. .............       12,000        25,485
SinoPac Financial Holdings
  Co., Ltd. ..................       39,000        18,630
Taishin Financial Holdings
  Co., Ltd. ..................       33,000        18,224
Taiwan Cement Corp. ..........       18,000        20,867
Taiwan Semiconductor
  Manufacturing Co., Ltd. ....       11,864       132,047
Tatung Co., Ltd. (a)..........       30,000        13,418
Tripod Technology Corp. ......        3,000        15,289
United Microelectronics
  Corp. ......................       12,855        43,964
Wistron Corp. ................        9,000        16,814
                                              -----------
TOTAL TAIWAN..................                  1,399,936
                                              -----------
THAILAND -- 1.6%
Advanced Info Service PCL.....       10,800        27,059
Bangkok Expressway PCL........       30,900        21,122
Banpu PCL.....................        3,000        23,287
Electricity Generating PCL....        6,900        21,584
IRPC PCL......................       78,900        13,826
Kasikornbank PCL..............       14,700        31,508
PTT Exploration & Production
  PCL.........................        9,600        30,030
PTT PCL.......................        6,600        51,615

SPDR(R) S&P(R) EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------              ---------   -----------

Siam Cement PCL...............        3,300   $    24,852
Siam Commercial Bank PCL......       10,200        21,567
Thai Oil PCL..................        9,600        19,603
Tisco Bank PCL Preference
  Shares......................       23,400        18,808
TMB Bank PCL..................      264,000        16,670
                                              -----------
TOTAL THAILAND................                    321,531
                                              -----------
TURKEY -- 1.7%
Akbank TAS....................        6,705        37,477
Anadolu Efes Biracilik Ve Malt
  Sanayii AS..................          483        19,415
Dogan Sirketler Grubu Holdings
  AS..........................        7,920        16,009
Dogan Yayin Holding AS*.......        3,240        13,148
Eregli Demir ve Celik
  Fabrikalari TAS.............        4,043        24,765
Haci Omer Sabanci Holding AS..        4,548        22,809
KOC Holding AS................        5,613        22,563
Migros Turk TAS (a)...........        1,089        18,344
Tupras Turkiye Petrol
  Rafinerileri AS.............        1,083        26,120
Turkcell Iletisim Hizmet AS...        4,110        27,850
Turkiye Garanti Bankasi AS....        9,168        51,594
Turkiye Is Bankasi............        6,933        32,646
Ulker Gida Sanayi ve Ticaret
  AS..........................        4,005        17,479
Yapi ve Kredi Bankasi.........        6,403        14,316
                                              -----------
TOTAL TURKEY..................                    344,535
                                              -----------
TOTAL COMMON STOCKS --  (Cost
  $15,004,192)................                 17,884,191
SHORT TERM INVESTMENTS -- 6.4%
UNITED STATES -- 6.4%
MONEY MARKET FUND -- 6.4%
STIC Prime Portfolio (Cost
  $1,258,998).................    1,258,998     1,258,998
                                              -----------
TOTAL INVESTMENTS -- 97.0%
  (Cost $16,263,190)..........                 19,143,189
OTHER ASSETS AND
  LIABILITIES -- 3.0%.........                    588,971
                                              -----------
NET ASSETS -- 100.0%..........                $19,732,160
                                              ===========




(a) Non-income producing security
(b) Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represents 1.2% of net assets as of June 30, 2007, are considered liquid and may be resold in transactions exempt form registration, normally to qualified institutional buyers.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SPDR(R) S&P(R) EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2007*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS

 ------------------------------------------------


Oil, Gas & Consumable Fuels          17.3%
Commercial Banks                     12.9
Metals & Mining                       9.0
Wireless Telecommunication
  Services                            6.6
Diversified Telecommunication
  Services                            3.7
Construction Materials                2.3
Diversified Financial Services        2.3
Real Estate Management &
  Development                         2.1
Semiconductors & Semiconductor
  Equipment                           2.0
Industrial Conglomerates              1.9
Insurance                             1.9
Pharmaceuticals                       1.8
Beverages                             1.7
Electric Utilities                    1.7
Computers & Peripherals               1.6
Food Products                         1.4
IT Services                           1.4
Chemicals                             1.3
Electronic Equipment &
  Instrument                          1.3
Media                                 1.2
Hotels, Restaurants & Leisure         1.1
Food & Staples Retailing              1.0
Independent Power Producers &
  Energy Traders                      1.0
Multiline Retail                      1.0
Transportation Infrastructure         1.0
Construction & Engineering            0.9
Automobiles                           0.7
Household Durables                    0.7
Capital Markets                       0.6
Diversified Telecommunications
  Services                            0.5
Marine                                0.5
Paper & Forest Products               0.5
Specialty Retail                      0.5
Airlines                              0.4
Engineering & Construction            0.4
Internet Software & Services          0.4
Water Utilities                       0.4
Electrical Equipment                  0.3
Energy Equipment & Services           0.3
Household Products                    0.3
Leisure Equipment & Products          0.3
Aerospace & Defense                   0.2
Air Freight & Logistics               0.2
Commercial Services & Supplies        0.2
Communications Equipment              0.2
Gas Utilities                         0.2
Machinery                             0.2
Software                              0.2
Textiles, Apparel & Luxury
  Goods                               0.2
Tobacco                               0.2
Auto Manufacturers                    0.1
Biotechnology                         0.1
Distributors                          0.1
Personal Products                     0.1
Road & Rail                           0.1
Trading Companies &
  Distributors                        0.1
Short Term Investments                6.4
Other Assets & Liabilities            3.0

 ------------------------------------------------

TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR(R) S&P(R) BRIC 40 ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES      VALUE
--------------------               -------   -----------


COMMON STOCKS -- 100.0%
BRAZIL -- 26.7%
Banco Bradesco SA ADR..........     26,380   $   636,022
Banco Itau Holding Financeira
  SA ADR.......................     15,542       690,686
Companhia Energetica de Minas
  Gerais ADR...................      6,995       147,595
Companhia de Bebidas das
  Americas ADR.................      5,567       389,690
Companhia Siderurgica Nacional
  SA ADR.......................      4,326       223,741
Companhia Vale do Rio Doce
  ADR..........................     17,082       761,003
Empresa Brasileira de
  Aeronautica SA, ADR..........      2,877       138,700
Gerdau SA ADR..................      8,225       211,547
Petroleo Brasileiro SA ADR.....      6,659       807,537
Tele Norte Leste Participacoes
  SA, ADR (a)..................      7,380       139,999
Unibanco - Uniao de Bancos
  Brasileiros SA GDR...........      2,912       328,677
                                             -----------
TOTAL BRAZIL...................                4,475,197
                                             -----------
CHINA -- 39.1%
Bank of China, Ltd. (a)........    875,000       434,260
Bank of Communications Co.,
  Ltd. (a).....................    140,000       149,170
China Construction Bank Corp.
  (a)..........................    861,000       591,408
China Life Insurance Co.,
  Ltd. ........................    182,000       654,165
China Merchants Bank Co.,
  Ltd. ........................     59,500       181,516
China Merchants Holdings
  International Co., Ltd. .....     28,000       135,382
China Mobile, Ltd. ............    150,500     1,618,984
China Petroleum & Chemical
  Corp. .......................    392,000       434,224
China Shenhua Energy Co.,
  Ltd. ........................     77,000       266,421
China Telecom Corp., Ltd. .....    378,000       221,446
CNOOC, Ltd. ...................    434,000       491,851
Industrial & Commercial Bank of
  China .......................    777,000       430,347
PetroChina Co., Ltd. ..........    490,000       719,528
Ping An Insurance Group Co. of
  China, Ltd. .................     31,500       223,219
                                             -----------
TOTAL CHINA....................                6,551,921
                                             -----------
INDIA -- 7.2%
HDFC Bank, Ltd. ADR............      1,386       116,784
ICICI Bank, Ltd. ADR...........      5,691       279,713
Infosys Technologies, Ltd.
  ADR..........................     10,824       545,313
Reliance Industries, Ltd. (b)..      1,855       156,747
Satyam Computer Services, Ltd.
  ADR..........................      4,242       105,032
                                             -----------
TOTAL INDIA....................                1,203,589
                                             -----------
RUSSIA -- 27.0%
Gazprom OAO....................     30,405     1,273,969
JSC MMC Norilsk Nickel ADR.....      1,883       418,026
LUKOIL ADR.....................     13,722     1,045,616
Mobile Telesystems OJSC ADR....      4,480       271,354
NovaTek OAO GDR................      2,515       130,780
OAO Rosneft Oil Co. GDR........     30,867       245,701
Surgutneftegaz.................      9,396       513,022
Tatneft GDR....................      1,155       105,682
Unified Energy System GDR......      2,415       326,629
Vimpel-Communications ADR......      1,960       206,506
                                             -----------
TOTAL RUSSIA...................                4,537,285
                                             -----------
TOTAL COMMON STOCKS --  (Cost
  $16,826,540).................               16,767,992
                                             ===========
TOTAL INVESTMENTS -- 100.0%
  (Cost $16,826,540)...........               16,767,992
OTHER ASSETS AND
  LIABILITIES -- 0.0% (C)......                      745
                                             -----------
NET ASSETS -- 100.0%...........              $16,768,737
                                             ===========




(a) Non-income producing security
(b) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.9% of net assets as of June 30, 2007, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) Amount shown represents less than 0.05% of net assets.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2007*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS

 ------------------------------------------------


Oil, Gas & Consumable Fuels          36.9%
Commercial Banks                     23.0
Wireless Telecommunication
  Services                           12.5
Metals & Mining                       9.6
Insurance                             5.2
IT Services                           3.9
Electric Utilities                    2.8
Beverages                             2.3
Diversified Telecommunication
  Service                             2.2
Transportation Infrastructure         0.8
Aerospace & Defense                   0.8
Other Assets & Liabilities            0.0**

 ------------------------------------------------

TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

SPDR(R) S&P(R) EMERGING EUROPE ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                 SHARES      VALUE
--------------------                 ------   -----------


COMMON STOCKS -- 99.0%
CZECH REPUBLIC -- 4.5%
CEZ AS.........................       4,674   $   241,194
Komercni Banka AS..............         496        92,288
Telefonica O2 Czech Republic
  AS...........................       3,446        96,768
Unipetrol (a)..................       3,308        44,153
Zentiva NV.....................         984        66,686
                                              -----------
TOTAL CZECH REPUBLIC...........                   541,089
                                              -----------
HUNGARY -- 7.5%
Magyar Telekom NyRt............      19,624       107,322
MOL Hungarian Oil and Gas
  NyRt.........................       1,818       276,791
OTP Bank NyRt..................       7,070       411,912
Richter Gedeon NyRt............         516       104,087
                                              -----------
TOTAL HUNGARY..................                   900,112
                                              -----------
POLAND -- 14.4%
Agora SA.......................       3,086        46,703
Apator SA......................       3,064        24,203
Asseco Poland SA...............       1,174        35,829
Bank BPH SA....................         230        78,039
Bank Pekao SA..................       1,864       172,603
Bank Zachodni WBK SA...........         650        67,680
Bioton SA (a)..................      55,800        38,066
BRE Bank SA (a)................         258        50,486
Cersanit Krasnystaw SA (a).....       2,940        47,819
Debica SA......................       1,032        50,022
Echo Investment SA (a).........         914        35,902
Getin Holding SA (a)...........       5,286        30,044
Globe Trade Centre SA (a)......       3,706        64,935
Impexmetal SA..................         222        30,361
ING Bank Slaski SA.............         176        63,382
KGHM Polska Miedz SA...........       3,026       116,796
Netia SA.......................      15,300        24,446
Orbis SA.......................       1,352        40,534
PBG SA (a).....................         302        40,987
Polimex Mostostal SA...........         488        49,060
Polski Koncern Naftowy Orlen...       7,436       146,843
Powszechna Kasa Oszczednosci
  Bank Polski SA...............       9,626       189,745
Telekomunikacja Polska SA......      21,912       191,965
TVN SA (a).....................       5,622        45,619
Zaklad Przetworstwa Hutniczego
  Stalprodukt SA...............          92        45,915
                                              -----------
TOTAL POLAND...................                 1,727,984
                                              -----------
RUSSIA -- 61.7%
Comstar United Telesystems
  GDR..........................       8,510        78,717
CTC Media, Inc. (a)............       1,656        44,944
Gazprom OAO ADR................      60,784     2,546,850
Gazprom Neft OAO ADR (Class
  S)...........................       4,080        83,640
Golden Telecom, Inc. ..........         558        30,696
JSC MMC Norilsk Nickel ADR.....       2,392       531,024
LUKOIL ADR.....................      15,896     1,211,275
NovaTek OAO GDR................       1,920        99,840
Polyus Gold Co. ADR............       2,488       104,994
Rosneft Oil Co. OAO GDR........      41,956       333,970
Rostelecom ADR.................       2,726       155,382
Sberbank GDR...................       1,640       804,010
Severstal GDR..................         430         6,063
Surgutneftegaz ADR.............      13,614       743,324
Unified Energy System GDR......       3,094       418,463
VTB Bank OJSC (b)..............      20,986       230,426
                                              -----------
TOTAL RUSSIA...................                 7,423,618
                                              -----------
TURKEY -- 10.9%
Akbank TAS.....................      24,537       137,146
Anadolu Efes Biracilik Ve Malt
  Sanayii AS...................       1,636        65,763
Arcelik........................       5,644        48,832
Beko Elektronik................      26,422        34,594
Dogan Sirketler Grubu Holdings
  AS...........................      24,114        48,743
Dogan Yayin Holding AS (a).....       9,962        40,426
Enka Insaat ve Sanayi AS.......       4,971        57,092
Eregli Demir ve Celik
  Fabrikalari TAS..............      15,469        94,753
Haci Omer Sabanci Holding AS...      14,676        73,602
KOC Holding AS (a).............      17,464        70,201
Migros Turk TAS (a)............       3,612        60,843
Tupras Turkiye Petrol
  Rafinerileri AS..............       3,180        76,697
Turk Hava Yollari (a)..........       6,806        50,287
Turkcell Iletisim Hizmet AS....      15,272       103,486
Turkiye Garanti Bankasi AS.....      29,348       165,161
Turkiye Is Bankasi.............      23,190       109,198
Vestel Elektronik Sanayi (a)...      15,138        36,395
Yapi ve Kredi Bankasi (a)......      19,402        43,378
                                              -----------
TOTAL TURKEY...................                 1,316,597
                                              -----------
TOTAL COMMON STOCKS -- (Cost
  $10,859,610).................                11,909,400
                                              -----------
SHORT TERM INVESTMENTS -- 0.2%
UNITED STATES -- 0.2%
MONEY MARKET FUND -- 0.2%
STIC Prime Portfolio (Cost
  $16,635).....................      16,635        16,635
                                              -----------
TOTAL INVESTMENTS -- 99.2%
(Cost $10,876,245).............                11,926,035
OTHER ASSETS AND
  LIABILITIES -- 0.8%..........                   101,480
                                              -----------
NET ASSETS -- 100.0%...........               $12,027,515
                                              ===========




(a) Non-income producing securities
(b) Security purchased pursuant to Rule 144A of Securities Act of 1933. This security, which represents 1.9% of net assets as of June 30, 2007, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SPDR(R) S&P(R) EMERGING EUROPE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


INDUSTRY BREAKDOWN AS OF JUNE 30, 2007*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS

 ------------------------------------------------


Oil, Gas & Consumable Fuels          45.8%
Commercial Banks                     22.0
Metals & Mining                       6.9
Diversified Telecommunication
  Services                            5.7
Electric Utilities                    5.5
Industrial Conglomerates              1.5
Media                                 1.5
Pharmaceuticals                       1.4
Building Products                     1.2
Household Durables                    1.0
Real Estate Management &
  Development                         0.9
Wireless Telecommunication
  Services                            0.9
Construction & Engineering            0.8
Diversified Financial Services        0.6
Beverages                             0.5
Food & Staples Retailing              0.5
Airlines                              0.4
Auto Components                       0.4
Chemicals                             0.4
Biotechnology                         0.3
Hotels, Restaurants & Leisure         0.3
Software                              0.3
Electronic Equipment &
  Instruments                         0.2
Short-term Investments                0.2
Other Assets & Liabilities            0.8

 ------------------------------------------------

TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR(R) S&P(R) EMERGING LATIN AMERICA ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES       VALUE
--------------------              ---------   -----------


COMMON STOCKS -- 99.8%
ARGENTINA -- 2.8%
Banco Macro SA ADR............        1,992   $    65,477
Grupo Financiero Galicia SA
  ADR (a).....................        5,428        52,055
Petrobras Energia
  Participaciones SA ADR (a)..       12,480       135,408
Telecom Argentina SA ADR (a)..        4,032       100,477
Tenaris SA ADR................        9,352       457,874
                                              -----------
TOTAL ARGENTINA...............                    811,291
                                              -----------
BRAZIL -- 54.6%
AES Tiete SA Preference
  Shares......................    2,114,244        82,330
Aracruz Celulose SA ADR.......        3,128       207,199
Banco Bradesco SA ADR.........       38,744       934,118
Banco do Brasil SA............       12,780       185,064
Banco Itau Holding Financeira
  SA ADR......................       23,212     1,031,541
Bradespar SA Preference
  Shares......................        6,756       257,121
Brasil Telecom Participacoes
  SA ADR......................        3,584       216,689
Braskem SA ADR................        5,348        96,478
Centrais Eletricas Brasileiras
  SA ADR......................       13,428       200,749
Companhia Brasileira de
  Distribuicao
Grupo Pao de Acucar ADR.......        3,984       153,982
Companhia de Bebidas das
  Americas ADR................        8,224       575,680
Companhia de Concessoes
  Rodoviarias.................        7,552       139,238
Companhia de Saneamento Basico
  do Estado de Sao Paulo......        5,689       124,118
Companhia Energetica de Minas
  Gerais ADR..................       12,756       269,152
Companhia Energetica de Sao
  Paulo Preference Shares
  (a).........................    5,881,892       107,651
Companhia Paranaense de
  Energia Preference Shares...    5,866,660       101,433
Companhia Siderurgica Nacional
  SA ADR......................        6,884       356,040
Companhia Vale do Rio Doce
  ADR.........................       65,808     2,671,076
Cosan SA Industria e Comercio
  (a).........................        3,664        59,963
Cyrela Brazil Realty SA.......       11,768       146,031
Duratex SA Preference Shares..        4,376       126,100
Empresa Brasileira de
  Aeronautica SA..............       20,720       251,953
Gafisa SA.....................        4,968        77,899
Gerdau SA ADR.................       15,792       406,170
Gol Linhas Aereas Inteligentes
  SA Preference Shares........        2,804        92,899
Investimentos Itau SA, ADR....      119,388       762,615
JBS SA (a)....................       12,200        51,308
Lojas Americanas SA Preference
  Shares......................    1,644,644       131,503
Lojas Renner SA...............       10,068       189,755
Metalurgica Gerdau SA
  Preference Shares...........        8,356       289,423
Natura Cosmeticos SA..........        8,288       120,490
NET Servicos de Comunicacao SA
  Preference Shares (a).......        5,000        83,074
Perdigao SA ADR...............        3,408       130,254
Petroleo Brasileiro SA ADR....       24,938     2,810,138
Sadia SA Preference Shares....       28,684       133,739
Souza Cruz SA.................        5,408       130,005
Submarino SA..................        2,344        97,728
Tam SA ADR....................        3,436       113,732
Tele Norte Leste Participacoes
  SA ADR......................       17,800       337,666
Tim Participacoes SA ADR......        3,508       120,921
Tractebel Energia SA ADR......        1,200        68,160
Unibanco -- Uniao de Bancos
  Brasileiros SA GDR..........        4,688       529,135
Usinas Siderurgicas de Minas
  Gerais SA ADR...............        5,024       286,921
Vivo Participacoes SA
  Preference Shares...........       26,396       131,980
Votorantim Celulose e Papel SA
  ADR.........................        9,260       210,850
                                              -----------
TOTAL BRAZIL..................                 15,600,071
                                              -----------
CHILE -- 9.9%
Almendral SA..................      672,068        77,446
Antarchile SA.................       10,704       202,192
Banco de Credito e
  Inversiones.................        7,408       243,989
CAP SA........................        5,368       123,818
Centros Comerciales
  Sudamericanos SA ADR (b)....        4,080       254,143
Companhia de
  Telecomunicaciones de Chile
  SA ADR......................       19,516       185,597
Companhia General de
  Electricidad................       27,584       246,122
Empresa Nacional de
  Electricidad SA ADR.........        5,212       253,095
Empresas CMPC SA..............        7,844       290,381
Empresas COPEC SA.............       20,260       296,156
Enersis SA ADR................       10,816       216,861
Lan Airlines SA ADR...........        1,464       123,195
SACI Falabella................       61,000       316,146
                                              -----------
TOTAL CHILE...................                  2,829,141
                                              -----------
COLOMBIA -- 1.3%
BanColombia SA................       11,400       374,262
                                              -----------
MEXICO -- 27.4%
Alfa SAB de CV................       19,760       156,001
America Movil SAB de CV.......      760,160     2,349,801
Cemex SAB de CV (a)...........      296,091     1,088,946
Corp GEO SAB de CV (a)........       26,276       144,504
Desarrolladora Homex SAB de CV
  (a).........................       12,944       130,256
Empresas ICA SAB de CV (a)....       23,560       119,634
Fomento Economico Mexicano SAB
  de CV.......................       97,656       383,224
Grupo Aeroportuario del
  Sureste SAB de CV...........       28,544       150,232
Grupo Bimbo SAB de CV.........       31,800       200,372
Grupo Carso SA de CV..........       31,436       121,760
Grupo Financiero Banorte SAB
  de CV.1.....................       69,236       317,440
Grupo Mexico SAB de CV........       58,132       357,671
Grupo Modelo SAB de CV........       57,372       312,858
Grupo Televisa SA.............       63,984       393,694
Impulsora Del Desarrollo Y El
  Empleo en America Latina SA
  de CV (a)...................       76,460       120,089
Kimberly-Clark de Mexico SAB
  de CV.......................       43,356       188,820
Telefonos de Mexico SA de CV..      298,776       566,714
TV Azteca SA de CV............      141,340       125,074
Urbi Desarrollos Urbanos SA de
  CV (a)......................       32,728       150,873
Wal-Mart de Mexico SAB de CV..      122,544       465,560
                                              -----------
TOTAL MEXICO..................                  7,843,523
                                              -----------
PERU -- 3.8%
Companhia de Minas
  Buenaventura SA.............        5,108       188,516
Companhia Minera Milpo SAA....       23,247        93,575
Credicorp, Ltd. ..............        4,172       255,201
Minsur SA.....................       36,464       119,724
Southern Copper Corp. ........        2,664       251,109
Volcan Cia Minera SA..........       33,727       174,092
                                              -----------
TOTAL PERU....................                  1,082,217
                                              -----------
TOTAL COMMON STOCKS --
  (Cost $23,193,407)..........                 28,540,505
                                              -----------

SPDR(R) S&P(R) EMERGING LATIN AMERICA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------              ---------   -----------

SHORT TERM INVESTMENTS -- 0.1%
UNITED STATES -- 0.1%
MONEY MARKET FUND -- 0.1%
STIC Prime Portfolio (Cost
  $17,534)....................       17,534   $    17,534
                                              -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $23,210,941)..........                 28,558,039
OTHER ASSETS AND
  LIABILITIES -- 0.1%.........                     18,751
                                              -----------
NET ASSETS -- 100.0%..........                $28,576,790
                                              -----------




(a) Non-income producing security
(b) Security purchased pursuant to Rule 144A of the securities Act of 1933. These securities, which represents 0.9% of net assets as of June 30, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

INDUSTRY BREAKDOWN AS OF JUNE 30, 2007*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS

 ------------------------------------------------


Metals & Mining                      18.6%
Commercial Banks                     16.7
Oil, Gas & Consumable Fuels          11.9
Wireless Telecommunications           9.1
Diversified Telecommunication
  Services                            4.9
Beverages                             4.4
Construction Materials                3.8
Electric Utilities                    3.6
Food & Staples Retailing              3.0
Industrial Conglomerates              2.7
Household Products                    2.5
Paper & Forest Products               2.5
Independent Power Producers &
  Energy Traders                      2.2
Multiline Retail                      2.2
Media                                 2.1
Food Products                         2.0
Airlines                              1.1
Transportation Infrastructure         1.0
Aerospace & Defense                   0.9
Diversified Financial Services        0.9
Construction & Engineering            0.8
Real Estate Management &
  Development                         0.5
Tobacco                               0.5
Building Products                     0.4
Internet & Catalog Retail             0.4
Personal Products                     0.4
Water Utilities                       0.4
Chemicals                             0.3
Short-Term Investments                0.1
Other Assets & Liabilities            0.1

 ------------------------------------------------

TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR(R) S&P(R) EMERGING MIDDLE EAST & AFRICA ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES      VALUE
--------------------               -------   -----------


COMMON STOCKS -- 99.4%
EGYPT -- 6.2%
Commercial International Bank..     18,648   $   199,829
Eastern Tobacco................      2,198       158,310
Egypt Kuwait Holding Co. ......     21,342        45,458
Egyptian Financial Group-Hermes
  Holding......................     17,306       138,539
El Watany Bank of Egypt........     12,622       100,666
Orascom Construction
  Industries...................      4,534       297,090
Orascom Hotels & Development
  (a)..........................      5,694        60,016
Orascom Telecom Holding SAE
  GDR..........................      5,906       383,299
Sidi Kerir Petrochemicals
  Co. .........................     19,396        60,548
Suez Cement....................      6,858        69,393
Telecom Egypt..................     31,108        95,851
                                             -----------
TOTAL EGYPT....................                1,608,999
                                             -----------
ISRAEL -- 19.8%
Alvarion, Ltd. (a).............      6,960        64,937
Bank Hapoalim BM...............     77,776       379,096
Bank Leumi Le-Israel BM........     76,168       298,297
Bezeq Israeli Telecommunication
  Corp., Ltd...................     83,492       135,587
Check Point Software
  Technologies (a).............     10,490       239,277
Delek Automotive Systems,
  Ltd. ........................     14,956       148,296
Delek Group, Ltd. .............        614       145,375
ECI Telecom, Ltd. (a)..........      6,232        57,023
Elbit Systems, Ltd. ...........      5,704       240,033
Gazit Globe, Ltd. .............      8,704       108,961
Israel Chemicals, Ltd. ........     37,852       300,222
Israel Discount Bank, Ltd.
  (a)..........................     54,964       113,436
Makhteshim-Agan Industries,
  Ltd. ........................     25,596       185,544
Mizrahi Tefahot Bank, Ltd. ....     20,550       151,142
NICE Systems, Ltd. (a).........      4,048       143,384
RADVision, Ltd. (a)............      2,796        58,800
Saifun Semiconductors, Ltd.
  (a)..........................      6,042        71,779
Syneron Medical, Ltd. (a)......      2,074        51,746
Teva Pharmaceutical Industries,
  Ltd. ........................     50,416     2,083,610
The Israel Corp., Ltd. ........        196       134,837
                                             -----------
TOTAL ISRAEL...................                5,111,382
                                             -----------
JORDAN -- 2.8%
Arab Bank PLC..................     17,570       545,002
Jordanian Electric Power Co.
  (a)..........................     32,490       130,217
United Arab Investors (a)......     12,672        37,912
                                             -----------
TOTAL JORDAN...................                  713,131
                                             -----------
MOROCCO -- 5.9%
Attijariwafa Bank..............      1,038       339,646
Banque Centrale Populaire......        358       103,617
Banque Marocaine du Commerce et
  de L'Industrie SA............        934       135,842
Banque Marocaine du Commerce
  Exterieur....................      1,494       503,100
Ciments du Maroc...............        406       136,915
Douja Promotion Groupe Addoha
  SA (a).......................        298        99,991
ONA SA.........................      1,120       210,884
                                             -----------
TOTAL MOROCCO..................                1,529,995
                                             -----------
SOUTH AFRICA -- 64.7%
ABSA Group, Ltd. ..............     20,326       379,023
African Bank Investments,
  Ltd. ........................     40,708       172,599
African Rainbow Minerals, Ltd.
  (a)..........................      8,316       145,624
Alexander Forbes, Ltd. (a).....     62,626       152,302
Allan Gray Property Trust......    148,764       137,119
Anglo Platinum, Ltd. ..........      3,604       594,880
AngloGold Ashanti, Ltd. .......      9,280       351,487
Aquarius Platinum, Ltd. .......      6,350       199,259
Aspen Pharmacare Holdings, Ltd.
  (a)..........................     35,000       183,636
Aveng, Ltd. ...................     21,802       154,426
Barloworld, Ltd. ..............     11,518       321,759
Bidvest Group, Ltd. ...........     18,998       387,934
FirstRand, Ltd. ...............    318,832     1,021,782
Foschini, Ltd. ................     15,628       135,205
Gold Fields, Ltd. .............     38,594       598,722
Grindrod, Ltd. ................     42,140       131,762
Growthpoint Properties, Ltd. ..     83,306       175,425
Harmony Gold Mining Co., Ltd.
  (a)..........................     20,666       293,843
Hyprop Investments, Ltd. ......     20,146       125,270
Impala Platinum Holdings,
  Ltd. ........................     34,320     1,051,208
Imperial Holdings, Ltd. .......      9,422       194,800
Investec, Ltd. ................     13,490       174,651
JD Group, Ltd. ................      9,832        98,975
Johnnic Communications, Ltd. ..     10,294       145,973
Kumba Iron Ore, Ltd. ..........      5,208       136,625
Massmart Holdings, Ltd. .......     15,732       192,523
Metorex, Ltd. (a)..............     29,888       105,108
Mittal Steel South Africa,
  Ltd. ........................     11,596       209,491
MTN Group, Ltd. ...............     95,750     1,308,891
Murray & Roberts Holdings,
  Ltd. ........................     21,496       195,086
Mvelaphanda Resources, Ltd.
  (a)..........................     10,870        94,026
Naspers, Ltd. .................     21,218       547,600
Nedbank Group, Ltd. ...........     29,179       546,175
Network Healthcare Holdings,
  Ltd. (a).....................    108,816       222,662
Pick'n Pay Stores, Ltd. .......     28,148       141,698
Primedia, Ltd. (a).............     13,874        48,201
PSG Group, Ltd. ...............     18,102        73,183
Remgro, Ltd. ..................     28,362       759,725
Reunert, Ltd. .................     14,864       159,980
RMB Holdings, Ltd. ............     54,872       255,686
Sanlam, Ltd. ..................    124,806       398,027
Sappi, Ltd. ...................     15,540       283,695
Sasol, Ltd. ...................     26,370       994,671
Shoprite Holdings, Ltd. .......     38,754       179,427
Standard Bank Group, Ltd. .....     65,110       907,588
Steinhoff International
  Holdings, Ltd. ..............     76,118       261,318
Sun International, Ltd. .......      7,136       148,245
Super Group, Ltd. .............     55,808       120,210
Telkom SA, Ltd. ...............     14,336       362,669
Tiger Brands, Ltd. ............     12,524       322,335
Truworths International,
  Ltd. ........................     36,472       188,773
Woolworths Holdings, Ltd. .....     64,966       197,146
                                             -----------
TOTAL SOUTH AFRICA.............               16,688,428
                                             -----------
TOTAL COMMON STOCKS -- (Cost
  $24,994,166).................               25,651,935
                                             -----------
SHORT TERM INVESTMENTS -- 0.0%
  (b)
UNITED STATES -- 0.0% (b)
MONEY MARKET FUND -- 0.0% (b)
STIC Prime Portfolio (Cost
  $100)........................        100           100
                                             -----------
TOTAL INVESTMENTS -- 99.4%
  (Cost $24,994,266)...........               25,652,035
OTHER ASSETS AND
  LIABILITIES -- 0.6%..........                  159,859
                                             -----------
NET ASSETS -- 100.0%...........              $25,811,894
                                             ===========




(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.
GDR = Global Depositary Receipt

SPDR(R) S&P(R) EMERGING MIDDLE EAST & AFRICA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


INDUSTRY BREAKDOWN AS OF JUNE 30, 2007*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS

 ------------------------------------------------


Commercial Banks                     16.1%
Metals & Mining                      14.9
Diversified Financial Services       11.4
Pharmaceuticals                       8.8
Wireless Telecommunication
  Services                            6.6
Industrial Conglomerates              4.9
Oil, Gas & Consumable Fuels           3.9
Media                                 2.9
Chemicals                             2.6
Diversified Telecommunication
  Service                             2.3
Specialty Retail                      2.2
Food & Staples Retailing              2.0
Construction & Engineering            1.7
Real Estate Management &
  Development                         1.6
Insurance                             1.5
Household Durables                    1.4
Multiline Retail                      1.3
Capital Markets                       1.2
Food Products                         1.2
Paper & Forest Products               1.1
Aerospace & Defense                   0.9
Health Care Provider & Services       0.9
Software                              0.9
Air Freight & Logistics               0.8
Communications Equipment              0.8
Construction Materials                0.8
Hotels, Restaurants & Leisure         0.8
Electronic Equipment &
  Instruments                         0.6
Tobacco                               0.6
Electric Utilities                    0.5
Marine                                0.5
Real Estate Investment Trust          0.5
Semiconductors & Semiconductor
  Equipment                           0.3
Telecommunications                    0.3
Commercial Services                   0.2
Health Care Equipment &
  Supplies                            0.2
Internet Software & Services          0.2
Short-Term Investments                0.0**
Other Assets & Liabilities            0.6

 ------------------------------------------------

TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

SPDR(R) S&P(R) WORLD ex-US ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------


COMMON STOCKS -- 98.8%

AUSTRALIA -- 6.0%
Abacus Property Group...........    12,246   $    20,571
Alesco Corp, Ltd. ..............     1,302        15,299
Alumina, Ltd. ..................     1,870        12,359
AMP, Ltd. ......................     1,710        14,682
Ansell, Ltd. ...................     1,206        12,483
APA Group.......................     4,982        17,752
Aristocrat Leisure, Ltd. .......       588         7,169
Asciano Group (a)...............       694         5,964
Australia & New Zealand Banking
  Group, Ltd. ..................       856        21,053
Babcock & Brown, Ltd. ..........       392        10,669
BHP Billiton, Ltd. .............     2,470        73,407
Billabong International, Ltd. ..       770        11,726
BlueScope Steel, Ltd. ..........     1,030         9,036
Brambles, Ltd. (a)..............     1,426        14,736
Bunnings Warehouse Property
  Trust.........................    13,840        27,124
Carindale Property Trust........     9,598        39,493
Coles Group, Ltd. ..............     1,090        14,907
Commonwealth Bank of Australia..       672        31,499
Computershare, Ltd. ............       838         8,027
ConnectEast Group...............    10,266        13,848
CSL, Ltd. ......................       186        13,887
CSR, Ltd. ......................     3,466        10,233
DUET Group......................     7,382        24,112
Envestra, Ltd. .................    33,940        33,258
GWA International, Ltd. ........     3,798        14,242
Harvey Norman Holdings, Ltd. ...     2,844        12,764
Hills Industries, Ltd. .........     2,922        13,213
Insurance Australia Group,
  Ltd. .........................     2,090        10,107
Lend Lease Corp., Ltd. .........       696        10,948
Macquarie Airports..............     2,038         6,985
Macquarie Bank, Ltd. ...........       244        17,596
Mirvac Real Estate Investment
  Trust.........................    21,106        24,174
National Australia Bank, Ltd. ..       846        29,442
Newcrest Mining, Ltd. ..........       518        10,042
Perpetual, Ltd. ................       176        11,723
Rinker Group, Ltd. .............       898        14,354
Rio Tinto, Ltd. ................       234        19,612
Sonic Healthcare, Ltd. .........       902        11,525
Suncorp-Metway, Ltd. ...........       944        16,154
Tattersall's, Ltd. .............     1,962         7,823
Thakral Holdings Group..........    24,914        23,356
Toll Holdings, Ltd. ............       694         8,532
Westpac Banking Corp. ..........       903        19,664
Woodside Petroleum, Ltd. .......       522        20,261
Woolworths, Ltd. ...............       848        19,425
WorleyParsons, Ltd. ............       334         9,634
Zinifex, Ltd. ..................       624         9,963
                                             -----------
TOTAL AUSTRALIA.................                 804,833
                                             -----------
AUSTRIA -- 0.3%
Erste Bank der Oesterreichischen
  Sparkassen AG (a).............       186        14,519
OMV AG (a)......................       230        15,373
voestalpine AG (a)..............       138        11,649
                                             -----------
TOTAL AUSTRIA...................                  41,541
                                             -----------
BELGIUM -- 1.1%
Bekaert NV......................        74        10,879
Delhaize Group..................       112        11,019
Dexia...........................       608        19,058
Fortis..........................       888        37,790
Gimv NV.........................       164        11,905
InBev NV........................       174        13,825
KBC Groep NV....................       160        21,613
UCB SA..........................       152         9,002
Umicore.........................        56        12,197
                                             -----------
TOTAL BELGIUM...................                 147,288
                                             -----------
CANADA -- 6.6%
AGF Management, Ltd. ...........       314        10,721
Agrium, Inc. ...................       220         9,656
Alcan, Inc. ....................       316        25,815
AUR Resources, Inc. ............       330         9,834
Bank of Montreal................       306        19,676
Bank of Nova Scotia.............       540        26,341
Barrick Gold Corp. .............       828        24,114
Bombardier, Inc. (a)............     1,654         9,951
Brookfield Asset Management,
  Inc. (Class A)................       423        16,944
CAE, Inc. ......................       502         6,701
Cameco Corp. ...................       350        17,767
Canadian Imperial Bank of
  Commerce......................       234        21,116
Canadian National Railway Co. ..       436        22,215
Canadian Natural Resources,
  Ltd. .........................       442        29,410
Canadian Oil Sands Trust........       404        12,510
Canadian Pacific Railway,
  Ltd. .........................       208        14,386
Canadian Western Bank...........       498        13,221
CGI Group, Inc. (a).............     1,026        11,526
Cognos, Inc. (a)................       214         8,546
Crescent Point Energy Trust.....       634        11,700
EnCana Corp. ...................       590        36,340
Fairfax Financial Holdings,
  Ltd. .........................        26         4,974
First Quantum Minerals, Ltd. ...        98         8,374
Gildan Activewear, Inc. (a).....       284         9,710
Goldcorp, Inc. .................       662        15,739
Husky Energy Inc. ..............       174        14,345
Imperial Oil, Ltd. .............       350        16,316
International Royalty Corp......     1,328         8,577
IPSCO, Inc. ....................        60         9,499
Kinross Gold Corp. (a)..........       626         7,291
Magna International, Inc. (Class
  A)............................       160        14,665
Manulife Financial Corp. .......     1,012        37,902
MDS, Inc. ......................       528        10,771
Nexen, Inc. ....................       540        16,752
Nortel Networks, Corp. (a)......       362         8,739
OPTI Canada, Inc. (a)...........       504        10,765
Petro-Canada....................       474        25,287
Potash Corp of Saskatchewan.....       264        20,668
Research In Motion, Ltd. (a)....       122        24,589
Rogers Communications, Inc. ....       440        18,787
Royal Bank of Canada............       770        40,864
Russel Metals, Inc. ............       402        11,621
Shaw Communications, Inc. ......       238        10,073
Sherritt International Corp. ...       548         7,547
Sun Life Financial, Inc. .......       398        18,992
Suncor Energy, Inc. ............       374        33,738
Talisman Energy, Inc. ..........     1,000        19,366
Teck Cominco, Ltd. .............       404        17,166
Telus Corp. ....................       194        11,444
Toronto-Dominion Bank...........       504        34,521
TransCanada Corp. ..............       492        16,947

SPDR(R) S&P(R) WORLD ex-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------

TSX Group, Inc. ................       240   $     9,408
Western Oil Sands, Inc. (Class
  A) (a)........................       326        10,879
                                             -----------
TOTAL CANADA....................                 884,806
                                             -----------
CHINA -- 1.8%
Bank of East Asia, Ltd. ........     2,000        11,231
Chong Hing Bank, Ltd. ..........     4,000         9,138
Dah Sing Banking Group, Ltd. ...     4,800        10,622
Dah Sing Financial Holdings,
  Ltd. .........................       800         6,754
Esprit Holdings, Ltd. ..........     1,200        15,226
Foxconn International Holdings,
  Ltd. (a)......................     2,000         5,705
Giordano International, Ltd. ...    24,000        11,850
Hang Lung Group, Ltd. ..........     4,000        18,061
Hang Lung Properties, Ltd. .....     4,000        13,789
Hong Kong Exchanges and
  Clearing, Ltd. ...............     1,000        14,147
Hong Kong Land Holdings, Ltd. ..     2,000         9,000
Hopewell Holdings...............     2,000         8,161
Hysan Development Co., Ltd. ....     4,076        10,844
Li & Fung, Ltd. ................     4,000        14,454
New World Development Co.,
  Ltd. .........................     4,000        10,008
Pacific Basin Shipping, Ltd. ...     8,000         9,005
Sino Land Co., Ltd. ............     4,000         8,350
Swire Pacific, Ltd. ............     1,000        11,173
The Link REIT...................     4,000         8,851
Transport International
  Holdings, Ltd. ...............     2,400        12,371
Wheelock & Co., Ltd. ...........     6,000        15,426
Wing Hang Bank, Ltd. ...........     1,000        11,007
                                             -----------
TOTAL CHINA.....................                 245,173
                                             -----------
DENMARK -- 0.8%
A P Moller -- Maersk A/S........         2        24,137
Bang & Olufsen A/S (a)..........        78         9,329
DSV A/S.........................       540        10,608
FLSmidth & Co. A/S..............        98         7,719
Forstaedernes Bank A/S..........       252        10,610
GN Store Nord A/S (a)...........       584         6,889
Novo-Nordisk A/S................       208        22,649
SimCorp A/S.....................        38         9,103
Vestas Wind Systems A/S (a).....       172        11,362
                                             -----------
TOTAL DENMARK...................                 112,406
                                             -----------
FINLAND -- 2.2%
Amer Sports Oyj (a).............       540        13,354
Elisa Oyj.......................       324         8,848
Fortum Oyj......................       432        13,530
Kemira Oyj (a)..................       442        10,184
Kesko Oyj.......................       200        13,327
Kone Oyj........................       212        13,388
Konecranes Oyj..................       278        11,680
Lassila & Tikanoja Oyj..........       432        14,644
Metso Oyj.......................       208        12,310
Neste Oil Oyj...................       344        13,534
Nokia Oyj.......................     1,646        46,261
OKO Bank plc....................       632        11,753
Rautaruukki Oyj.................       172        11,050
Sampo Oyj (Class A).............       414        11,943
SanomaWSOY Oyj..................       416        13,186
Stockmann Oyj Abp...............       276        11,742
Stora Enso Oyj (a)..............       696        13,141
UPM-Kymmene Oyj.................       512        12,654
Uponor Oyj......................       256         9,971
Wartsila Oyj....................       148         9,774
YIT Oyj.........................       306         9,650
                                             -----------
TOTAL FINLAND...................                 285,924
                                             -----------
FRANCE -- 8.5%
Accor SA........................       190        16,864
Air France-KLM..................       192         8,969
Air Liquide SA..................       152        20,003
Alcatel-Lucent..................     1,782        24,981
Alstom (a)......................        84        14,092
AXA.............................     1,238        53,520
BNP Paribas.....................       508        60,622
Bourbon SA......................       160        10,016
Bouygues SA.....................       222        18,646
CA Ile de France CCI............        80        10,480
Cap Gemini SA...................       148        10,868
Carrefour SA....................       454        31,970
Casino Guichard-Perrachon SA....        94         9,521
Compagnie de Saint-Gobain.......       272        30,626
Compagnie Generale de
  Geophysique-Veritas (a).......        38         9,543
Compagnie Generale des
  Etablissements
Michelin........................       134        18,794
Credit Agricole SA..............       436        17,777
Electricite de France...........       160        17,348
Essilor International SA........       124        14,799
France Telecom SA...............     1,276        35,155
Groupe Danone...................       332        26,912
Guyenne et Gascogne SA..........        96        16,103
Hermes International (a)........        76         8,613
L'Oreal SA......................       172        20,395
Lafarge SA......................       126        23,041
Lagardere S.C.A. ...............       204        17,757
LVMH Moet Hennessy Louis Vuitton
  SA............................       146        16,867
Nexans SA.......................        58         9,698
Pernod Ricard SA................        90        19,928
PPR.............................        74        12,948
PSA Peugeot Citroen.............       170        13,725
Publicis Groupe.................       234        10,318
Renault SA......................       154        24,794
Rhodia SA (a)...................     1,816         6,843
Sanofi-Aventis..................       662        53,733
Schneider Electric SA...........       184        25,876
Societe Generale................       244        45,321
Sodexho Alliance SA.............       136         9,762
Suez SA.........................       932        53,483
Technip SA......................       154        12,749
Thomson.........................       470         8,969
Total SA........................     1,637       133,226
Unibail-Rodamco.................        42        10,786
Valeo SA........................       164         8,818
Vallourec SA....................        42        13,512
Veolia Environnement............       310        24,295
Vinci SA........................       352        26,375
Vivendi Universal SA............       884        38,097
                                             -----------
TOTAL FRANCE....................               1,127,538
                                             -----------
GERMANY -- 7.0%
Adidas AG.......................       228        14,405
Allianz SE......................       324        75,959
BASF AG.........................       302        39,661
Bayer AG........................       564        42,732
Bayerische Motoren Werke AG.....       258        16,729
Bilfinger Berger AG.............        86         7,648
Commerzbank AG..................       532        25,499

SPDR(R) S&P(R) WORLD ex-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------

Continental AG..................       134   $    18,901
DaimlerChrysler AG..............       714        66,141
Deutsche Bank AG................       364        52,999
Deutsche Boerse AG..............       172        19,455
Deutsche Post AG................       622        20,186
Deutsche Telekom AG.............     2,176        40,232
E.ON AG.........................       492        82,587
Fresenius Medical Care AG & Co.
  KGaA..........................       204         9,403
GEA Group AG (a)................       308        10,736
Hochtief AG.....................        74         8,064
Hypo Real Estate Holding AG.....       180        11,671
Infineon Technologies AG (a)....       714        11,870
IVG Immobilien AG...............       172         6,720
Lanxess.........................       176         9,836
Linde AG........................       106        12,777
MAN AG..........................       104        14,995
Merck KGaA......................        78        10,750
Muenchener Rueckversicherungs-
  Gesellschaft AG...............       176        32,372
Porsche AG (a)..................         8        14,283
Rheinmetall AG..................        90         8,385
RWE AG..........................       364        38,832
Salzgitter AG...................        54        10,465
SAP AG..........................       696        35,785
Siemens AG......................       658        94,705
ThyssenKrupp AG.................       306        18,238
TUI AG (a)......................       382        10,587
Volkswagen AG...................       166        26,477
Wincor Nixdorf AG...............       132        12,265
                                             -----------
TOTAL GERMANY...................                 932,350
                                             -----------
GREECE -- 0.5%
Hellenic Telecommunications
  Organization SA ADR...........     1,356        21,086
National Bank of Greece SA ADR..     3,624        41,531
                                             -----------
TOTAL GREECE....................                  62,617
                                             -----------
IRELAND -- 1.0%
Anglo Irish Bank Corp PLC.......       718        14,739
Bank of Ireland.................       704        14,205
C&C Group PLC...................       590         7,952
CRH PLC.........................       436        21,569
DCC PLC.........................       314        10,581
Depfa Bank PLC..................       468         8,280
Elan Corp. PLC (a)..............       366         7,958
Grafton Group PLC (a)...........       728        10,383
Independent News & Media PLC....     2,192        11,101
Kingspan Group PLC..............       310         8,692
Ryanair Holdings PLC ADR........       209         7,890
United Drug PLC.................     2,375        12,992
                                             -----------
TOTAL IRELAND...................                 136,342
                                             -----------
ITALY -- 3.7%
Assicurazioni Generali SpA......       807        32,435
Atlantia SpA....................       410        13,633
Banca Italease SpA..............       166         4,468
Banca Popolare dell'Etruria e
  del Lazio Scrl................       662        13,715
Banca Popolare di Milano Scrl...       786        12,017
Banca Popolare Italiana Scrl
  (a)...........................       862        13,295
Banco Popolare di Verona e
  Novara Scrl...................       446        12,854
Capitalia SpA...................     1,536        15,289
Davide Campari-Milano SpA.......     1,104        11,563
Enel SpA........................     2,546        27,422
Eni SpA.........................     1,616        58,709
Fiat SpA........................       692        20,626
Finmeccanica SpA................       388        11,963
Fondiaria -- Sai SpA............       194         9,403
IFIL Investments SpA............       836         9,021
Intesa Sanpaolo SpA.............     7,234        54,028
Parmalat SpA....................     2,336         9,906
Piccolo Credito Valtellinese
  Scarl.........................       888        13,552
Pirelli & C. SpA (a)............     7,522         8,980
Saipem SpA......................       436        14,933
Seat Pagine Gialle SpA..........    17,048        10,234
Societa Cattolica di
  Assicurazioni SCRL (a)........       212        12,286
Telecom Italia SpA..............     9,710        26,621
UniCredito Italiano SpA.........     6,776        60,673
Unione di Banche Italiane Scpa..       676        17,210
                                             -----------
TOTAL ITALY.....................                 494,836
                                             -----------
JAPAN -- 17.9%
Advantest Corp. ................       200         8,697
Aeon Co., Ltd. .................       800        14,835
Aoyama Trading Co., Ltd. .......       400        12,276
Asahi Breweries, Ltd. ..........       600         9,285
Asahi Kasei Corp. ..............     2,000        13,118
Astellas Pharma, Inc. ..........       400        17,361
Bridgestone Corp. ..............       600        12,826
Canon, Inc. ....................       800        46,836
Casio Computer Co., Ltd. .......       400         6,232
Central Japan Railway Co. ......         2        21,053
Chubu Electric Power Co.,
  Inc. .........................       600        15,887
Chugai Pharmaceutical Co.,
  Ltd. .........................       400         7,174
Cosmo Oil Co., Ltd. ............     2,000        11,013
Credit Saison Co., Ltd. ........       400        10,397
CSK Holdings Corp. .............       200         7,029
Daiichi Sankyo Co, Ltd. ........       600        15,887
Daikin Industries, Ltd. ........       400        14,543
Daito Trust Construction Co.,
  Ltd. .........................       200         9,506
Daiwa Securities Group, Inc. ...     2,000        21,264
Denso Corp. ....................       400        15,612
Dentsu, Inc. ...................         2         5,652
East Japan Railway Co. .........         2        15,385
Eisai Co., Ltd. ................       200         8,713
Fanuc, Ltd. ....................       200        20,600
FUJIFILM Holdings Corp. ........       400        17,847
Fujitsu, Ltd. ..................     2,000        14,705
Fukuoka Financial Group, Inc.
  (a)...........................     2,000        13,183
Hankyu Hanshin Holdings, Inc. ..     2,000        10,543
Hitachi, Ltd. ..................     2,000        14,171
Honda Motor Co., Ltd. ..........     1,000        36,439
Hoya Corp. .....................       400        13,248
Ibiden Co., Ltd. ...............       200        12,891
Isetan Co., Ltd. ...............       600         9,838
Ishikawajima-Harima Heavy
  Industries Co., Ltd. .........     2,000         7,288
Isuzu Motors, Ltd. .............     2,000        10,818
Itochu Corp. ...................     2,000        23,126
Japan Digital Laboratory Co.,
  Ltd. .........................       800        10,974
Japan Tobacco, Inc. ............         2         9,847
JFE Holdings, Inc. .............       400        24,843
JSR Corp. ......................       400         9,636
Kajima Corp. ...................     2,000         8,357
Kawasaki Heavy Industries, Ltd.
  (a)...........................     2,000         8,162
KDDI Corp. .....................         2        14,786
Kintetsu Corp. .................     4,000        12,017
Kiyo Holdings, Inc. ............     6,000         9,328
Kobe Steel, Ltd. ...............     2,000         7,579
Komatsu, Ltd. ..................       800        23,191
Konica Minolta Holdings, Inc. ..     1,000        14,729

SPDR(R) S&P(R) WORLD ex-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------

Kubota Corp. ...................     2,000   $    16,195
Kurita Water Industries, Ltd. ..       400        12,535
Kyocera Corp. ..................       200        21,280
Leopalace21 Corp. ..............       200         6,818
Marubeni Corp. .................     2,000        16,438
Matsushita Electric Industrial
  Co., Ltd. ....................     2,000        39,597
Mediceo Paltac Holdings Co.,
  Ltd. .........................       400         6,115
Millea Holdings, Inc. ..........       600        24,584
MISUMI Group, Inc. .............       600        10,154
Mitsubishi Chemical Holdings
  Corp. ........................     1,000         9,166
Mitsubishi Corp. ...............     1,000        26,155
Mitsubishi Electric Corp. ......     2,000        18,495
Mitsubishi Heavy Industries,
  Ltd. .........................     2,000        12,810
Mitsubishi Materials Corp. .....     2,000        10,899
Mitsubishi Motors Corp. (a).....     6,000         9,085
Mitsubishi UFJ Financial Group,
  Inc. .........................         9        99,113
Mitsui & Co., Ltd. .............     2,000        39,759
Mitsui Chemicals, Inc. .........     2,000        15,175
Mitsui OSK Lines, Ltd. .........     2,000        27,110
Mitsui Sumitomo Insurance Co.,
  Ltd. .........................     2,000        25,620
Mitsui Trust Holdings, Inc. ....     2,000        17,393
Mizuho Financial Group, Inc. ...         8        55,257
Murata Manufacturing Co.,
  Ltd. .........................       200        15,045
NEC Corp. ......................     2,000        10,332
Nidec Corp. ....................       200        11,725
Nikko Cordial Corp. ............     1,000        13,045
Nippon Mining Holdings, Inc. ...     1,000         9,571
Nippon Oil Corp. ...............     2,000        18,559
Nippon Steel Corp. .............     4,000        28,115
Nippon Telegraph & Telephone
  Corp. ........................         2         8,859
Nippon Yusen K.K................     2,000        18,317
Nissan Motor Co., Ltd. .........     1,600        17,115
Nitto Denko Corp. ..............       200        10,073
Nomura Holdings, Inc. ..........     1,400        27,208
NTT Data Corp. .................         2         9,474
NTT DoCoMo, Inc. ...............        12        18,948
Obayashi Corp. .................     2,000        10,883
ORIX Corp. .....................        80        21,021
Pioneer Corp. ..................       800        10,864
Resona Holdings, Inc. ..........         6        14,333
Rohm Co., Ltd. .................       200        17,734
Secom Co., Ltd. ................       200         9,409
Seven & I Holdings Co., Ltd. ...       600        17,102
Shimizu Corp. ..................     2,000        11,579
Shin-Etsu Chemical Co., Ltd. ...       200        14,268
Softbank Corp. .................       600        12,924
Sony Corp. .....................       800        41,006
Stanley Electric Co., Ltd. .....       400         8,681
Sumitomo Chemical Co., Ltd. ....     2,000        13,409
Sumitomo Corp. .................     1,000        18,219
Sumitomo Electric Industries,
  Ltd. .........................       800        11,894
Sumitomo Metal Industries,
  Ltd. .........................     4,000        23,515
Sumitomo Mitsui Financial Group,
  Inc. .........................         6        55,873
T&D Holdings, Inc. .............       200        13,490
Taisei Corp. ...................     2,000         6,753
Takeda Pharmaceutical Co.,
  Ltd. .........................       600        38,674
TDK Corp. ......................       200        19,304
Teijin, Ltd. ...................     2,000        10,915
Terumo Corp. ...................       200         7,709
The Akita Bank, Ltd. ...........     2,000         9,717
The Aomori Bank, Ltd. ..........     4,000        15,774
The Awa Bank, Ltd. .............     2,000        10,106
The Bank of Iwate, Ltd. ........       200        11,596
The Bank of Okinawa Ltd.........       200         7,255
The Bank of Yokohama, Ltd. .....     2,000        13,992
The Chiba Bank, Ltd. ...........     2,000        17,717
The Daisan Bank, Ltd. ..........     6,000        19,191
The Daishi Bank, Ltd. ..........     2,000         8,697
The Eighteenth Bank, Ltd. ......     2,000         8,340
The Furukawa Electric Co.,
  Ltd. .........................     2,000        11,029
The Higo Bank, Ltd. ............     2,000        13,750
The Hokkoku Bank, Ltd. .........     2,000         8,875
The Hyakugo Bank, Ltd. .........     2,000        13,539
The Musashino Bank, Ltd. .......       200         9,717
The Nanto Bank, Ltd. ...........     2,000        10,365
The Ogaki Kyoritsu Bank, Ltd. ..     2,000        10,025
The San-In Godo Bank, Ltd. .....     2,000        19,062
The Shiga Bank, Ltd. ...........     2,000        13,669
The Shikoku Bank, Ltd. .........     4,000        16,713
The Sumitomo Trust & Banking
  Co., Ltd. ....................     2,000        19,029
The Toho Bank, Ltd. ............     4,000        17,231
The Tokyo Electric Power Co.,
  Inc. .........................       800        25,653
The Yamagata Bank, Ltd. ........     2,000        10,089
The Yamanashi Chuo Bank, Ltd. ..     2,000        12,810
Tokyo Electron., Ltd. ..........       200        14,705
Tokyo Gas Co., Ltd. ............     2,000         9,458
Tokyu Corp. ....................     2,000        13,345
Toray Industries, Inc. .........     2,000        14,754
Toshiba Corp. ..................     2,000        17,410
Toyota Motor Corp. .............     2,000       126,321
USS Co., Ltd. ..................       160        10,170
Yamada Denki Co., Ltd. .........       120        12,516
                                             -----------
TOTAL JAPAN.....................               2,377,045
                                             -----------
LUXEMBOURG -- 0.1%
SES.............................       488        10,545
                                             -----------
NETHERLANDS -- 5.4%
ABN AMRO Holding NV.............     1,362        62,633
Aegon NV........................     1,011        19,990
Akzo Nobel NV...................       248        21,422
Arcelor Mittal..................       560        35,206
ASML Holding NV (a).............       454        12,570
EADS NV.........................       402        13,095
Fugro NV........................       163        10,358
Heineken NV.....................       248        14,566
ING Groep NV....................     1,627        72,051
Koninklijke (Royal) Philips
  Electronics NV................       854        36,400
Koninklijke Ahold NV (a)........     1,394        17,565
Koninklijke DSM NV..............       244        12,044
Randstad Holding NV.............       108         8,584
Reed Elsevier NV................       982        18,753
Royal Dutch Shell PLC...........     1,963        82,038
Royal Dutch Shell PLC (Class A)
  (a)...........................     2,852       116,388
Royal KPN NV....................     1,404        23,361
Royal Numico NV.................       180         9,367
SBM Offshore NV.................       274        10,463
STMicroelectronics NV...........       686        13,249
TNT NV..........................       388        17,518
Unilever NV.....................     1,158        36,078
Unilever PLC....................       930        30,134
Vedior NV.......................       318         9,539
Wolters Kluwer NV...............       404        12,358
                                             -----------
TOTAL NETHERLANDS...............                 715,730
                                             -----------
NEW ZEALAND -- 0.1%
Calan Healthcare Properties
  Trust.........................    14,788        15,766
                                             -----------

SPDR(R) S&P(R) WORLD ex-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------

NORWAY -- 0.9%
DnB NOR ASA.....................       796   $    10,269
Norsk Hydro ASA.................       672        25,941
Norske Skogindustrier ASA.......       510         7,357
Orkla ASA.......................     1,060        20,100
Petroleum Geo-Services ASA (a)..       190         4,737
Statoil ASA.....................       536        16,653
Storebrand ASA..................       498         7,765
Telenor ASA (a).................       634        12,425
Yara International ASA..........       290         8,740
                                             -----------
TOTAL NORWAY....................                 113,987
                                             -----------
PORTUGAL -- 0.5%
Banco Comercial Portugues SA....     4,284        23,953
Ibersol -- SGPS SA..............     1,760        27,169
Portugal Telecom, SGPS SA.......     1,172        16,192
                                             -----------
TOTAL PORTUGAL..................                  67,314
                                             -----------
SINGAPORE -- 0.9%
Ascendas Real Estate Investment
  Trust.........................     6,000        11,534
CapitaLand, Ltd. ...............     2,000        10,592
City Developments Ltd. .........     2,000        22,622
Cosco Corp. Singapore Ltd. .....     4,000         9,781
Flextronics International, Ltd.
  (a)...........................       666         7,193
Genting International PLC (a)...    20,000        12,357
SembCorp Industries, Ltd. ......     2,000         7,454
Singapore Exchange, Ltd. .......     2,000        12,815
Stamford Land Corp., Ltd. ......    66,000        26,755
                                             -----------
TOTAL SINGAPORE.................                 121,103
                                             -----------
SOUTH KOREA -- 3.0%
Korea Electric Power Corp. ADR..     1,402        30,704
KT Corp. ADR....................     1,472        34,533
LG.Philips LCD Co., Ltd. ADR
  (a)...........................     1,290        29,193
POSCO ADR.......................       446        53,520
Samsung Electronics Co., Ltd.
  GDR (c).......................       671       207,674
SK Telecom Co., Ltd. ADR........     1,666        45,565
                                             -----------
TOTAL SOUTH KOREA...............                 401,189
                                             -----------
SPAIN -- 4.9%
Abertis Infraestructuras SA.....       608        18,911
Acciona SA......................        50        13,661
Acerinox SA.....................       376         9,212
ACS Actividades de Construccion
  y Servicios...................       250        15,977
Altadis SA......................       314        20,864
Banco Bilbao Vizcaya Argentaria
  SA............................     1,988        48,865
Banco de Andalucia SA...........       122        13,404
Banco de Valencia SA............       224        11,931
Banco Guipuzcoano SA............       566        11,130
Banco Pastor SA.................       504        10,333
Banco Popular Espanol SA........       978        18,254
Banco Sabadell SA...............     1,400        15,410
Banco Santander Central Hispano
  SA............................     3,472        64,194
Banco De Valencia...............         4           213
Cia Espanola de Petroleos SA....       138        12,916
Ebro Puleva SA..................       596        12,855
Enagas..........................       646        15,992
Endesa SA.......................       470        25,524
FAES FARMA SA...................       482        10,930
Gamesa Corp. Tecnologica SA.....       308        11,231
Gestevision Telecinco SA........       482        13,696
Grupo Ferrovial SA..............       112        11,050
Iberdrola SA....................       730        40,944
Iberia Lineas Aereas de Espana..     1,604         8,015
Indra Sistemas SA...............       536        13,406
Industria de Desino Textil SA...       262        15,488
NH Hoteles SA (a)...............       540        11,720
Red Electrica de Espana.........       292        13,716
Repsol YPF SA...................       826        32,630
Sacyr Vallehermoso SA...........       162         7,817
Sociedad General de Aguas de
  Barcelona SA..................       320        11,751
SOS Cuetara SA..................       916        18,346
Telefonica SA...................     3,338        74,564
Union Fenosa SA.................       222        11,888
                                             -----------
TOTAL SPAIN.....................                 646,838
                                             -----------
SWEDEN -- 2.0%
Alfa Laval AB...................       136         8,231
Assa Abloy AB...................       474        10,472
Atlas Copco AB..................     1,060        16,695
Boliden AB......................       354         7,369
Electrolux AB...................       368         8,748
Hennes & Mauritz AB.............       354        20,985
Investor AB.....................       634        16,457
Kinnevik Investment AB..........       464         9,135
Nordea Bank AB..................     1,470        23,045
Sandvik AB......................       840        17,027
Scania AB.......................       544        13,328
Securitas AB....................       724        11,509
Skanska AB......................       560        12,046
Tele2 AB (Class B)..............       480         7,857
Telefonaktiebolaget LM
  Ericsson......................    11,762        47,102
TeliaSonera AB..................     1,484        10,929
Volvo AB ADR....................     1,200        24,675
                                             -----------
TOTAL SWEDEN....................                 265,610
                                             -----------
SWITZERLAND -- 6.2%
ABB, Ltd. ......................     1,634        37,064
Adecco SA.......................       154        11,931
Alcon, Inc. ....................        76        10,253
Bachem Holding AG...............       138        11,474
Clariant AG.....................       376         6,105
Compagnie Financiere Richemont
  SA (Class A)..................       220        13,193
Credit Suisse Group.............       838        59,725
Geberit AG......................        60        10,232
Graubuendner Kantonalbank.......        20        18,424
Holcim, Ltd. ...................       160        17,337
Julius Baer Holding AG..........       176        12,623
Kuehne & Nagel International
  AG............................       108         9,940
Lonza Group AG..................        98         9,003
Nestle SA.......................       301       114,447
Nobel Biocare Holding AG........        30         9,803
Novartis AG.....................     2,070       116,539
PSP Swiss Property AG (a).......       300        16,792
Roche Holding AG................       585       103,769
SGS SA..........................         8         9,478
Sulzer AG.......................         6         7,764
Swatch Group AG.................        46        13,099
Swiss Life Holding (a)..........        32         8,459
Swiss Re........................       286        26,112
Syngenta AG.....................        94        18,346
UBS AG..........................     1,597        95,903
Xstrata PLC.....................       472        28,287
Zurich Financial Services AG....       106        32,801
                                             -----------
TOTAL SWITZERLAND...............                 828,903
                                             -----------
UNITED KINGDOM -- 17.4%
3i Group PLC....................       482        11,266
Amec PLC........................       684         8,090

SPDR(R) S&P(R) WORLD ex-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------

Anglo American Capital PLC (a)..     1,183   $    69,900
AstraZeneca PLC.................     1,090        58,675
Aviva PLC.......................     1,836        27,388
BAE Systems PLC.................     2,584        20,997
Balfour Beatty PLC..............       810         7,199
Barclays PLC....................     4,174        58,287
Barratt Developments PLC........       388         7,730
BG Group PLC....................     2,508        41,337
BHP Billiton PLC................     1,692        47,187
BP PLC..........................    15,189       183,761
British Airways PLC (a).........       758         6,365
British American Tobacco PLC....     1,010        34,409
British Energy Group PLC........       808         8,770
British Land Co. PLC............       474        12,744
British Sky Broadcasting Group
  PLC...........................     1,190        15,280
BT Group PLC....................     5,406        36,064
Burberry Group PLC..............       744        10,255
Cable & Wireless PLC............     2,292         8,944
Cadbury Schweppes PLC...........     1,552        21,174
Capita Group PLC................       796        11,595
Carnival PLC....................       228        10,910
Centrica PLC....................     2,866        22,340
Compass Group PLC...............     2,024        14,040
Diageo PLC......................     1,724        35,869
Drax Group......................       613         8,935
DSG International PLC...........     2,784         8,865
Enterprise Inns PLC.............       778        10,755
Experian Group, Ltd. ...........       882        11,140
FirstGroup PLC..................       730         9,784
Friends Provident PLC...........     2,514         9,039
G4S PLC.........................     2,116         8,979
George Wimpey PLC...............       664         6,701
GKN PLC.........................     1,180         9,429
GlaxoSmithKline PLC.............     4,487       117,482
Hanson PLC......................       662        14,318
Hays PLC........................     2,894         9,943
HBOS PLC........................     2,624        51,883
Home Retail Group PLC...........       904         8,325
HSBC Holdings PLC...............     8,047       147,728
ICAP PLC........................       904         8,960
Imperial Chemical Industries
  PLC...........................     1,144        14,277
Imperial Tobacco Group PLC......       518        23,976
Inchcape PLC....................       796         8,001
Informa PLC.....................       800         8,948
Intercontinental Hotels Group
  PLC...........................       381         9,509
International Power PLC.........     1,536        13,236
Invensys PLC (a)................       982         7,546
Invesco PLC.....................       946        12,271
Investec PLC....................       634         8,179
ITV PLC.........................     4,448        10,192
J Sainsbury PLC.................     1,260        14,776
Kingfisher PLC..................     2,442        11,097
Land Securities Group PLC.......       356        12,450
Legal & General Group PLC.......     4,246        12,787
Lloyds TSB Group PLC............     3,864        43,104
LogicaCMG PLC...................     2,234         6,802
Lonmin PLC......................       144        11,614
Man Group PLC...................     1,624        19,843
Marks & Spencer Group PLC.......     1,432        18,043
Michael Page International PLC..       730         7,697
Mitchells & Butlers PLC.........       612        10,799
National Express Group PLC......       334         7,164
National Grid PLC...............     1,822        26,978
Next PLC........................       272        10,964
Old Mutual PLC..................     4,684        15,873
Pearson PLC.....................       844        14,275
Persimmon PLC...................       364         8,457
Prudential PLC..................     1,800        25,786
Punch Taverns PLC...............       368         9,082
Reckitt Benckiser PLC...........       414        22,718
Rentokil Initial PLC............     3,426        11,032
Resolution PLC..................       744         9,344
Reuters Group PLC...............     1,260        15,648
Rio Tinto PLC...................       722        55,437
Rolls-Royce Group PLC...........     1,658        17,913
Royal & Sun Alliance Insurance
  Group PLC.....................     3,080         8,991
Royal Bank of Scotland Group
  PLC...........................     6,771        85,993
S & N PLC.......................       908        11,668
SABMiller PLC...................       700        17,780
Scottish and Southern Energy
  PLC...........................       662        19,246
Serco Group PLC.................       970         8,782
Shire PLC.......................       596        14,840
Smith & Nephew PLC..............     1,036        12,866
Smiths Group PLC................       432        10,271
Standard Chartered PLC..........       796        26,032
Standard Life PLC...............     1,980        13,119
Tate & Lyle PLC.................       796         9,063
Taylor Wimpey PLC...............       956         6,919
Tesco PLC.......................     5,560        46,685
The Sage Group PLC..............     2,110         9,927
Tomkins PLC.....................     1,978        10,318
Tullow Oil PLC..................     1,220        11,945
United Business Media PLC.......       550         8,773
Virgin Media, Inc. .............       320         7,798
Vodafone Group..................    42,269       142,305
William Hill PLC................       824        10,167
William Morrison Supermarkets
  PLC...........................     2,238        13,583
Willis Group Holdings, Ltd. ....       278        12,249
Wolseley PLC....................       608        14,663
WPP Group PLC...................     1,132        17,000
Yell Group PLC..................     1,062         9,849
                                             -----------
TOTAL UNITED KINGDOM............               2,329,492
                                             -----------
TOTAL COMMON STOCKS -- (Cost
  $12,976,921)..................              13,169,176
                                             -----------
PREFERRED STOCKS -- 0.2%

GERMANY -- 0.1%
Fresenius AG....................       116         8,828
Henkel KGaA.....................       240        12,670
                                             -----------
TOTAL GERMANY...................                  21,498
                                             -----------
ITALY -- 0.1%
Istituto Finanziario Industriale
  SpA (a).......................       228         9,183
                                             -----------
TOTAL PREFERRED STOCKS -- (Cost
  $30,392)......................                  30,681
                                             -----------
RIGHTS -- 0.0% (a) (b)
AUSTRALIA -- 0.0%  (a) (b)
Duet Group (expiring 7/06/07)
  (Cost $0).....................     1,035           307
                                             -----------
HONG KONG -- 0.0% (a) (b)
New World Development Ltd.
  (expiring 7/03/07) (Cost $0)..        21   $        --
                                             -----------
TOTAL RIGHTS --
  (Cost $0).....................                     307
                                             -----------
WARRANTS -- 0.1% (a)
SWEDEN -- 0.1% (a)
OMX AB (Cost $10,971)...........       424        12,676
                                             -----------

SPDR(R) S&P(R) WORLD ex-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------                ------   -----------

SHORT TERM INVESTMENTS -- 0.2%
UNITED STATES -- 0.2%
MONEY MARKET FUND -- 0.2%
STIC Prime Portfolio (Cost
  $28,031)......................    28,031        28,031
                                             -----------
TOTAL INVESTMENTS -- 99.3% (Cost
  $13,046,315)..................              13,240,871
OTHER ASSETS AND
  LIABILITIES -- 0.7%...........                  91,711
                                             -----------
NET ASSETS -- 100.0%............             $13,332,582
                                             ===========




(a) Non-income producing security.
(b) Amount shown represents less than 0.05% of net assets.
(c) Security purchased pursuant to Rule 144A of the securities Act of 1933. These securities, which represents 1.6% of net assets as of June 30, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

INDUSTRY BREAKDOWN AS OF JUNE 30, 2007*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS

 ------------------------------------------------



Commercial Banks                     17.0%
Oil, Gas & Consumable Fuels           8.7
Metals & Mining                       5.7
Pharmaceuticals                       4.6
Insurance                             4.5
Food & Staples Retailing              3.7
Diversified Telecommunication
  Services                            3.5
Electric Utilities                    3.1
Real Estate Management &
  Development                         3.0
Diversified Financial Services        2.8
Electronic Equipment &
  Instruments                         2.4
Chemicals                             2.3
Marine                                2.3
Semiconductors & Semiconductor
  Equipment                           2.3
Wireless Telecommunication
  Services                            2.3
Automobiles                           2.1
Machinery                             1.6
Transportation Infrastructure         1.6
Commercial Services & Supplies        1.4
Hotels Restaurants & Leisure          1.3
Building Products                     1.2
Multi-Utilities                       1.2
Trading Companies &
  Distributors                        1.2
Engineering & Construction            1.1
Auto Manufacturers                    1.0
Beverages                             1.0
Road & Rail                           1.0
Textiles, Apparel & Luxury
  Goods                               1.0
Capital Markets                       1.0
Industrial Conglomerates              1.0
Specialty Retail                      0.9
Health Care Products & Services       0.8
Household Durables                    0.8
Auto Components                       0.8
Construction & Engineering            0.7
IT Services                           0.7
Tobacco                               0.7
Multiline Retail                      0.7
Aerospace & Defense                   0.6
Gas Utilities                         0.6
Software                              0.6
Construction Materials                0.5
Computers & Peripherals               0.4
Water Utilities                       0.4
Biotechnology                         0.4
Forest Products & Paper               0.4
Airlines                              0.3
Communications Equipment              0.3
Distributors                          0.3
Electrical Equipment                  0.3
Food Products                         0.3
Health Care Equipment &
  Supplies                            0.3
Air Freight & Logistics               0.2
Leisure Equipment & Products          0.1
Personal Products                     0.1
Telecommunications                    0.0**
Short Term Investments                0.2
Other Assets & Liabilities            0.7
 ------------------------------------------------
TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

SPDR(R) S&P(R) INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES      VALUE
--------------------               -------   -----------


COMMON STOCKS -- 99.2%
AUSTRALIA -- 10.0%
ABB Grain, Ltd. ...............     21,548   $   166,357
ABC Learning Centres, Ltd. ....     26,194       153,783
APA Group......................     69,089       246,184
Australian Wealth Management,
  Ltd. ........................     54,104       122,099
Australian Worldwide
  Exploration, Ltd. (a)........     55,006       169,868
AWB, Ltd. .....................     42,654       155,969
Beach Petroleum, Ltd. .........    112,306       136,251
Boom Logistics, Ltd. ..........     47,904       137,369
Bunnings Warehouse Property
  Trust........................    219,381       429,944
Centennial Coal Co., Ltd. .....     52,656       135,360
Centro Retail Group............     90,358       129,938
Challenger Financial Services
  Group, Ltd. .................     34,764       171,949
Corporate Express Australia,
  Ltd. ........................     28,868       168,502
David Jones, Ltd. .............     31,570       149,187
Downer EDI, Ltd. ..............     24,676       154,082
FKP Property Group.............     18,724       115,964
Fortescue Metals Group, Ltd.
  (a)..........................      5,134       147,222
Futuris Corp., Ltd. ...........     71,130       167,764
GUD Holdings, Ltd. ............     17,994       140,143
GWA International, Ltd. .......     63,963       239,857
Healthscope, Ltd. .............     25,084       111,301
Incitec Pivot, Ltd. ...........      3,154       213,266
Invocare, Ltd. ................     45,265       238,482
Jubilee Mines NL...............      7,514       101,679
Just Group, Ltd. ..............     28,278       105,561
Macquarie Leisure Trust Group..     78,058       218,541
MFS, Ltd. .....................     28,658       141,018
Minara Resources, Ltd. ........     11,158        68,916
Nufarm, Ltd. ..................     14,970       175,903
OneSteel, Ltd. ................     37,480       204,461
Pacific Brands, Ltd. ..........     46,268       135,425
Paladin Resources, Ltd. (a)....     19,118       133,975
PaperlinX, Ltd. ...............     34,988       110,424
Record Realty..................    293,592       217,948
Roc Oil Co., Ltd. (a)..........     58,962       164,577
SAI Global, Ltd. ..............     58,566       189,309
Smorgon Steel Group, Ltd. .....     82,468       187,508
Spark Infrastructure Group
  (b)..........................     92,232       154,543
Spotless Group, Ltd. ..........     44,148       181,658
STW Communications Group,
  Ltd. ........................     75,972       190,786
Symbion Health, Ltd. ..........     43,090       149,155
Tattersall's, Ltd. ............     47,165       188,069
Transpacific Industries Group,
  Ltd. ........................     11,566       131,096
WHK Group, Ltd. ...............     68,924       150,281
                                             -----------
TOTAL AUSTRALIA................                7,301,674
                                             -----------
AUSTRIA -- 0.5%
Austrian Airlines (a)..........      5,248        71,444
bwin Interactive Entertainment
  AG (a).......................      1,378        46,006
BWT AG.........................      1,536       100,320
RHI AG (a).....................      2,728       148,956
                                             -----------
TOTAL AUSTRIA..................                  366,726
                                             -----------
BELGIUM -- 0.8%
Barco NV.......................      1,868       173,268
Bekaert NV.....................      1,298       190,815
Omega Pharma SA................      1,348       116,933
Telenet Group Holding NV (a)...      3,264       113,291
                                             -----------
TOTAL BELGIUM..................                  594,307
                                             -----------
CANADA -- 10.3%
Aber Diamond Corp. ............      4,110       158,218
AGF Management., Ltd. .........      5,838       199,329
Alliance Atlantis
  Communications, Inc. (a).....      3,294       161,921
AUR Resources, Inc. ...........      7,258       216,290
CAE, Inc. .....................     12,944       172,789
Canadian Hydro Developers, Inc.
  (a)..........................     30,924       179,948
CanWest Global Communications
  Corp. (a)....................      9,862        86,591
CGI Group, Inc. (a)............     20,666       232,159
Chartwell Seniors Housing Real
  Estate
Investment Trust...............     18,366       258,635
Compton Petroleum Corp. (a)....     15,672       155,873
Corus Entertainment, Inc. .....      4,022       188,292
Crescent Point Energy Trust....     10,340       190,810
Denison Mines Corp. (a)........      7,936        95,120
Duvernay Oil Corp. (a).........      4,572       156,447
Eldorado Gold Corp. (a)........     27,670       162,313
FirstService Corp. (a).........      4,742       172,829
FNX Mining Co., Inc. (a).......      5,740       174,938
Gammon Gold, Inc. .............      3,314        43,491
Gammon Lake Resources Inc. ....      2,216        27,957
HudBay Minerals, Inc. (a)......      6,218       130,118
Iamgold Corp. .................     22,361       172,372
Inmet Mining Corp. ............      2,686       208,062
Ivanhoe Mines, Ltd. (a)........     14,168       201,116
Laurentian Bank of Canada......      7,318       246,215
Linamar Corp. .................      8,412       152,701
MacDonald Dettwiler &
  Associates, Ltd. (a).........      4,392       182,286
MEGA Brands, Inc. (a)..........      7,500       146,722
MI Developments, Inc. .........      5,519       201,200
Northbridge Financial Corp. ...      5,980       195,914
Novagold Resources, Inc. (a)...      7,936       120,187
NuVista Energy, Ltd. (a).......     10,778       146,915
Oilexco, Inc. (a)..............     10,242       124,396
Pan American Silver Corp. (a)..      4,320       112,899
Petrobank Energy & Resources,
  Ltd. (a).....................      4,462       112,247
Pinetree Capital, Ltd. (a).....      3,504        31,293
Progress Energy Trust..........     13,224       160,739
Quebecor, Inc. ................      3,322       125,385
Russel Metals, Inc. ...........      6,428       185,815
ShawCor, Ltd. .................      6,628       203,809
Sherritt International Corp. ..     11,802       162,538
Silver Standard Resources, Inc.
  (a)..........................      3,656       125,962
Sino-Forest Corp. (a)..........      8,046       115,726
SXR Uranium One, Inc. (a)......     10,956       139,763
Tesco Corp. (a)................      4,502       143,260
The Forzani Group, Ltd. (a)....      6,190       136,515
Uni-Select, Inc. ..............     10,094       290,555
UTS Energy Corp. (a)...........     22,902       130,469
Westjet Airlines, Ltd. (a).....      6,148        92,126
                                             -----------
TOTAL CANADA...................                7,531,255
                                             -----------
CHINA -- 2.6%
Allied Group, Ltd. ............     60,000       183,809
Dah Sing Banking Group, Ltd. ..     88,000       194,733
First Pacific, Co. ............    180,000       130,086
Giordano International, Ltd. ..    400,000       197,495
Hengan International Group Co.,
  Ltd. ........................     40,000       142,238
Kowloon Development Co.,
  Ltd. ........................     70,000       139,500
Miramar Hotel & Investment.....    120,000       203,226
Pacific Basin Shipping, Ltd. ..    150,000       168,843
Techtronic Industries Co. .....    110,000       146,612
The Hongkong & Shanghai
  Hotels.......................    100,175       177,083
Vtech Holdings, Ltd. ..........     10,000        84,422
Xinao Gas Holdings, Ltd. ......    116,000       145,707
                                             -----------
TOTAL CHINA....................                1,913,754
                                             -----------

SPDR(R) S&P(R) INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------               -------   -----------

DENMARK -- 1.8%
ALK-Abello A/S.................        608   $   128,768
Auriga Industries..............      4,682       150,396
Bang & Olufsen A/S (a).........      1,228       146,864
East Asiatic Co., Ltd. A/S.....      2,914       160,502
Genmab A/S (a).................      1,916       122,919
Parken Sport & Entertainment
  A/S (a)......................        350       107,346
SimCorp A/S....................        608       145,650
Sjaelso Gruppen................      7,456       314,602
                                             -----------
TOTAL DENMARK..................                1,277,047
                                             -----------
FINLAND -- 3.3%
Amer Sports Oyj (a)............      8,594       212,517
Citycon OYJ....................     19,356       124,694
Finnlines OYJ..................     12,079       256,119
Fiskars OYJ Abp................      7,992       138,050
Konecranes Oyj.................      4,402       184,953
Lassila & Tikanoja OYJ (a).....      6,230       211,190
Nokian Renkaat OYJ.............      5,922       208,107
Poyry OYJ......................      9,081       201,748
Technopolis PLC................     17,994       169,140
TietoEnator Oyj................      5,092       164,360
Uponor OYJ (a).................      4,754       185,168
Vacon PLC......................      4,192       179,753
Vaisala OYJ....................      3,604       189,828
                                             -----------
TOTAL FINLAND..................                2,425,627
                                             -----------
FRANCE -- 2.9%
Bacou Dalloz...................        858       130,582
Canal Plus.....................     18,126       193,393
CFF Recycling..................      2,108       156,440
Club Mediterranee (a)..........      2,126       151,029
Gemalto NV (a).................      4,852       112,578
Geodis.........................        520       107,450
Groupe Steria SCA..............      1,268        84,478
Ingenico.......................      3,648       107,901
IPSOS..........................      4,444       162,050
Nexans SA......................      1,208       201,975
Nexity.........................      1,728       144,809
NicOx SA (a)...................      3,134        76,822
Orco Property Group............        789       125,055
Societe de la Tour Eiffel......        688       101,281
Teleperformance................      3,294       143,471
UBISOFT Entertainment (a)......      1,870        98,875
                                             -----------
TOTAL FRANCE...................                2,098,189
                                             -----------
GERMANY -- 3.9%
Aareal Bank AG.................      2,516       131,162
AWD Holding AG.................      2,488       106,114
Bilfinger Berger AG............      2,014       179,113
Conergy AG.....................      1,536       120,318
Draegerwerk AG.................      1,158       108,850
Epcos AG.......................      4,852        95,213
Freenet AG (a).................      3,560       116,112
Indus Holding AG...............      5,324       218,586
IWKA AG (a)....................      3,924       134,185
Jenoptik AG (a)................     11,028       109,768
Jungheinrich AG................      3,374       142,626
Kloeckner & Co AG..............      2,096       152,436
Kontron AG.....................      6,008       113,597
MTU Aero Engines Holding AG....      2,252       146,719
Pfleiderer AG..................      3,534       107,866
Praktiker Bau- und
  Heimwerkermaerkte AG.........      3,364       136,298
Premiere AG (a)................      7,806       185,546
Rhoen Klinikum AG..............      2,656       160,593
SGL Carbon AG (a)..............      3,630       150,752
Software AG....................      1,228       119,991
Techem AG......................      1,308        91,294
                                             -----------
TOTAL GERMANY..................                2,827,139
                                             -----------
GREECE -- 1.0%
Hellenic Exchanges SA Holding
  Clearing
Settlement and Registry........      5,168       135,405
Hellenic Technodomiki Tev SA...      7,866       103,047
Intracom Holdings SA (a).......     23,634       125,122
Marfin Financial Group SA......      1,800        23,338
Minoan Lines Shipping SA (a)...     14,218       116,365
Mytilineos Holdings SA.........      2,124       106,653
Viohalco.......................      9,346       145,156
                                             -----------
TOTAL GREECE...................                  755,086
                                             -----------
IRELAND -- 0.9%
DCC PLC........................      5,549       186,980
Fyffes PLC.....................     81,834        97,259
Irish Continental Group PLC
  (a)..........................      5,360       165,048
McInerney Holdings PLC.........     25,878        84,228
Paddy Power PLC................      4,938       153,854
                                             -----------
TOTAL IRELAND..................                  687,369
                                             -----------
ITALY -- 2.9%
Aedes SpA......................     19,076       142,727
Alitalia SpA (a)...............     48,032        53,031
Amplifon SpA...................     15,376       128,126
Autostrada Torino-Milano SpA...      6,120       148,033
Banca Popolare dell'Etruria e
  del Lazio....................      9,291       192,486
Beni Stabili SpA...............     83,960       122,577
Gemina SpA.....................     25,634       107,322
IMMSI SpA......................     36,452       113,353
Impregilo SpA (a)..............     17,908       138,221
Interpump Group SpA............     19,259       207,692
Permasteelisa SpA..............      6,276       177,828
Piccolo Credito Valtellinese
  Scarl........................     12,671       193,375
Recordati SpA..................     14,562       121,540
Sorin SpA (a)..................     70,904       186,731
Tiscali SpA (a)................     28,220        85,181
                                             -----------
TOTAL ITALY....................                2,118,223
                                             -----------
JAPAN -- 25.2%
Aderans Co., Ltd. .............      5,000       105,065
Anritsu Corp. .................     20,000        89,396
Arcs Co., Ltd. ................      7,000       110,531
Asics Corp. ...................     10,000       123,325
Autobacs Seven Co., Ltd. ......      4,000       124,701
Bank of the Ryukyus, Ltd. .....      6,800       112,879
Chiyoda Co., Ltd. .............      5,000       106,077
CKD Corp. .....................     13,800       147,280
CMK Corp.......................      9,000        94,449
Coca-Cola Central Japan Co.,
  Ltd. ........................         31       237,969
Daifuku Co., Ltd. .............     10,000       137,738
Daihen Corp. ..................     20,000       123,892
Daimei Telecom Engineering
  Corp. .......................     10,000       105,996
Dainippon Screen Manufacturing
  Co., Ltd. ...................     20,000       150,775
Denki Kagaku Kogyo K K.........     40,000       179,764
Denki Kogyo Co., Ltd. .........     20,000       159,845
Disco Corp. ...................      2,000       115,632
Don Quijote Co., Ltd. .........      6,000       120,005
eAccess, Ltd. .................        156        93,099
Ebara Corp. ...................     39,000       178,744
EDION Corp. ...................      8,000       103,713
Glory, Ltd. ...................      7,000       153,043
Hankyu Department Stores.......     20,000       212,478

SPDR(R) S&P(R) INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------               -------   -----------

Hanwa Co., Ltd. ...............     30,000   $   147,698
Heiwa Real Estate Co., Ltd. ...     25,000       182,599
Hitachi Zosen Corp. (a)........     60,000       117,576
Hosiden Corp. .................      9,000       118,936
Iino Kaiun Kaisha, Ltd. .......     11,000       130,402
INTEC Holdings Ltd.............      9,000       132,928
Ishihara Sangyo Kaisha, Ltd.
  (a)..........................     80,000       143,164
Iwatani International Corp. ...     60,000       171,019
Izumiya Co., Ltd. .............     20,000       145,593
Japan Airport Terminal Co.,
  Ltd. ........................      9,000       141,309
Japan Asia Investment Co.,
  Ltd. ........................     20,000       124,863
Japan Aviation Electronics
  Industry, Ltd. ..............     10,000       134,256
Japan Pulp & Paper Co., Ltd. ..     63,000       238,236
Japan Securities Finance Co.,
  Ltd. ........................     10,000       134,418
Jeol, Ltd. ....................     20,000       132,151
K's Holdings Corp. ............      4,000       111,422
Kadokawa Group Holdings,
  Inc. ........................      4,000       100,733
Kenedix, Inc. .................         50        93,121
Kitz Corp. ....................     10,000        86,967
Kiyo Holdings, Inc. ...........     90,000       139,925
Kurabo Industries, Ltd. .......     50,000       140,896
Kyowa Exeo Corp. ..............     10,000       115,875
Kyushu-Shinwa Holdings, Inc.
  (a)..........................    294,000        92,846
Makino Milling Machine Co.,
  Ltd. ........................     10,000       142,516
Matsuzakaya Holdings Co.,
  Ltd. ........................     20,000       168,428
Meitec Corp. ..................      5,000       142,921
Miraca Holdings, Inc. .........      6,000       120,005
Mitsuboshi Belting Co., Ltd. ..     21,000       124,135
Mitsui-Soko Co., Ltd. .........     20,000       119,033
Mitsumi Electric Co., Ltd. ....      5,000       178,955
Mori Seiki Co., Ltd. ..........      6,000       186,080
Morinaga & Co., Ltd. ..........     70,000       159,845
Moshi Moshi Hotline, Inc. .....      2,500       111,341
Nabtesco Corp. ................     10,000       145,674
Nankai Electric Railway Co.,
  Ltd. ........................     60,000       179,764
NEC Fielding, Ltd. ............      9,000       113,762
New City Residence Investment
  Corp. .......................         30       166,404
Nihon Dempa Kogyo Co., Ltd. ...      2,000       113,365
Nihon Kohden Corp. ............      5,000        92,514
Nikkiso Co., Ltd. .............     20,000       176,363
Nippon Flour Mills Co., Ltd. ..     40,000       154,176
Nippon Konpo Unyu Soko Co.,
  Ltd. ........................     10,000       128,993
Nippon Light Metal Co., Ltd. ..     50,000       130,370
Nippon Seiki Co., Ltd. ........     10,000       223,086
Nippon Shinyaku Co., Ltd. .....     20,000       183,813
Nippon Soda Co., Ltd. .........     30,000       116,118
Nippon Thompson Co., Ltd. .....     10,000        89,396
Nishimatsu Construction Co.,
  Ltd. ........................     50,000       176,121
Nissha Printing Co., Ltd. .....      4,000       108,506
NOF Corp. .....................     30,000       138,224
Okamura Corp. .................     10,000        99,113
Oki Electric Industry Co., Ltd.
  (a)..........................     78,000       144,637
OKUMA Corp. ...................     10,000       157,982
Orix JREIT, Inc. ..............         12        95,421
Osaka Securities Exchange Co.,
  Ltd. ........................         12        55,387
OSG Corp. .....................      8,000       109,996
Pacific Metals Co., Ltd. ......     10,000       167,213
Point, Inc. ...................      1,700       100,628
Resorttrust, Inc. .............      6,000       137,738
Riken Corp. ...................     30,000       159,359
Rohto Pharmaceutical Co.,
  Ltd. ........................     10,000       100,733
Roland Corp. ..................      8,000       200,818
Sanden Corp. ..................     30,000       130,936
Sanken Electric Co., Ltd. .....     10,000        96,765
Sankyu, Inc. ..................     20,000        97,818
Sanyo Shokai, Ltd. ............     10,000        85,914
Sapporo Holdings, Ltd. ........     20,000       126,807
Sato Corp. ....................      9,000       167,618
Seiren Co., Ltd. ..............     13,000       129,689
Shimachu Co., Ltd. ............      5,000       134,418
Shochiku Co., Ltd. ............     29,000       215,572
Shoei Co., Ltd. ...............      5,500       115,126
Sojitz Corp. ..................     47,000       210,081
Star Micronics Co., Ltd. ......      5,000       133,204
Sugi Pharmacy Co., Ltd. .......      6,000       136,767
Sumitomo Forestry Co., Ltd. ...     10,000        96,603
Taiyo Yuden Co., Ltd. .........     10,000       231,183
Takara Holdings, Inc. .........     20,000       133,123
Takuma Co., Ltd. ..............     20,000       123,730
The Bank of Nagoya, Ltd. ......     20,000       130,532
The Bank of Okinawa Ltd........      4,000       145,107
The Ehime Bank, Ltd. ..........     40,000       130,856
The Goodwill Group, Inc. (a)...        110        37,767
The Hokuetsu Bank, Ltd. .......     70,000       185,352
The Japan General Estate Co.,
  Ltd. ........................      5,000       110,126
The Michinoku Bank, Ltd. ......     50,000       162,760
The Minato Bank, Ltd. .........     60,000       131,665
The Miyazaki Bank, Ltd. .......     40,000       171,991
The Musashino Bank, Ltd. ......      3,000       145,755
The Oita Bank, Ltd. ...........     20,000       131,341
The Shikoku Bank, Ltd. ........     40,000       167,132
The Tochigi Bank, Ltd. ........     20,000       130,532
The Tokushima Bank, Ltd. ......     20,000       134,418
The Tokyo Tomin Bank, Ltd. ....      3,000       100,085
TOC Co., Ltd. .................     20,000       205,676
Toei Co., Ltd. ................     29,000       194,437
Toho Zinc Co., Ltd. ...........     10,000        91,664
Tokai Tokyo Securities Co.,
  Ltd. ........................     20,000       114,175
Tokyo Dome Corp. (a)...........     20,000       102,190
Tokyo Seimitsu Co., Ltd. ......      4,000       154,500
Toyo Suisan Kaisha., Ltd. .....     10,000       179,764
Toyo Tire & Rubber Co., Ltd. ..     30,000       155,715
Tsumura & Co. .................      5,000        92,109
Ulvac, Inc. ...................      4,000       143,488
United Arrows., Ltd. ..........      6,000        96,636
Unitika, Ltd. .................     80,000       103,000
Yamatake Corp. ................      5,800       176,590
Yamato Kogyo Co., Ltd. ........      4,000       158,387
Yamazen Corp. .................     18,800       139,141
Yodogawa Steel Works, Ltd. ....     30,000       166,161
Yoshinoya D&C Co., Ltd. .......         80       148,994
                                             -----------
TOTAL JAPAN....................               18,385,662
                                             -----------
NETHERLANDS -- 2.6%
Aalberts Industries NV.........      5,196       142,805
Boskalis Westminster...........      3,416       136,144
Core Laboratories N.V. (a).....      1,548       157,416
Crucell NV (a).................      3,896        87,292
Draka Holding..................      1,856        93,998
Grolsch NV.....................      4,276       182,084
KAS Bank NV....................      7,247       252,418
Koninklijke Wessanen NV........      8,272       137,524
OCE NV.........................      6,796       132,535
Ordina NV......................      4,162        86,563
Orthofix International NV (a)..      2,252       101,273
Stork NV.......................      2,086       135,228

SPDR(R) S&P(R) INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------               -------   -----------

Tele Atlas NV (a)..............      4,812   $   103,397
Telegraaf Media Groep NV.......      4,938       173,395
                                             -----------
TOTAL NETHERLANDS..............                1,922,072
                                             -----------
NEW ZEALAND -- 0.3%
Freightways, Ltd. .............     67,806       205,867
                                             -----------
NORWAY -- 1.8%
DET Norske Oljeselskap (a).....     57,118       119,819
Ekornes ASA....................      6,754       153,803
Farstad Shipping A/S...........      7,636       210,734
Schibsted ASA..................      4,362       199,402
Sevan Marine ASA (a)...........     11,776       123,615
Tandberg ASA...................      6,288       141,328
TGS Nopec Geophysical Co ASA
  (a)..........................      6,878       140,905
Tomra Systems ASA..............     14,112       123,526
Veidekke ASA...................     10,898       115,321
                                             -----------
TOTAL NORWAY...................                1,328,453
                                             -----------
PORTUGAL -- 0.7%
Banif SGPS SA..................     16,810       138,033
Semapa-Sociedade de
  Investimento e Gestao........     11,256       202,792
Teixeira Duarte - Engenharia
  Construcoes SA...............     37,576       205,530
                                             -----------
TOTAL PORTUGAL.................                  546,355
                                             -----------
SINGAPORE -- 2.5%
Ascendas Real Estate Investment
  Trust........................    100,000       192,226
Genting International PLC (a)..    268,000       165,589
Keppel Land, Ltd. .............     20,000       114,420
Neptune Orient Lines, Ltd. ....     60,000       207,918
Singapore Petroleum Co.,
  Ltd. ........................     40,000       150,381
Straits Trading Co., Ltd. .....     70,000       210,533
Unisteel Technology., Ltd. ....     65,000        95,198
United Test and Assembly
  Center, Ltd. (a).............    208,000       157,756
Venture Corp., Ltd. ...........     20,000       205,302
WBL Corp, Ltd. ................     51,000       166,060
Wing Tai Holdings, Ltd. .......     50,000       130,112
                                             -----------
TOTAL SINGAPORE................                1,795,495
                                             -----------
SOUTH KOREA -- 6.1%
Cheil Industries Inc. .........      5,500       264,314
DC Chemical Co., Ltd. .........      1,894       257,276
Dongbu Insurance Co., Ltd. ....      5,300       177,833
Hanjin Heavy Industries &
  Construction
Co., Ltd. .....................      5,300       376,318
Hanjin Shipping Co., Ltd. .....      5,200       229,072
Hankook Tire Co., Ltd. ........     10,000       179,673
Hansol Paper Co. (a)...........      7,400       140,567
Hanwha Corp. ..................      3,600       209,633
Hotel Shilla Co., Ltd. ........     11,040       228,233
Hyosung Corp. .................      3,700       198,236
Hyundai Department Store Co.,
  Ltd. ........................      1,884       222,271
Hyundai Mipo Dockyard..........        814       226,429
Hyundai Securities Co. ........     13,800       344,291
Jeonbuk Bank...................     19,300       213,075
LG Household & Health Care,
  Ltd. ........................      1,140       165,343
Lotte Confectionery Co.,
  Ltd. ........................        100       133,131
Mirae Asset Securities Co.,
  Ltd. ........................      1,800       162,290
Samsung Engineering Co.,
  Ltd. ........................      2,598       274,450
SK Chemicals Co., Ltd. ........      3,100       252,322
Woongjin Coway Co., Ltd. ......      5,040       170,746
                                             -----------
TOTAL SOUTH KOREA..............                4,425,503
                                             -----------
SPAIN -- 2.4%
Avanzit SA (a).................      8,286        59,870
Campofrio Alimentacion SA......     12,245       243,101
Construcciones y Auxiliar de
Ferrocarriles SA...............        450       140,238
Electrificaciones del Norte....      3,224       139,551
FAES FARMA SA..................      7,470       169,388
La Seda de Barcelona SA (a)....     50,816       159,907
Tubacex SA.....................     23,268       196,404
Tubos Reunidos SA..............      5,010       127,273
Uralita SA.....................     19,204       179,736
Vidrala SA.....................      4,812       172,739
Zeltia SA (a)..................     15,700       148,002
                                             -----------
TOTAL SPAIN....................                1,736,209
                                             -----------
SWEDEN -- 1.9%
Castellum AB...................     11,718       141,408
D Carnegie AB..................      7,064       123,877
Elekta AB......................      7,666       133,036
JM AB..........................      4,720       143,860
Kungsleden AB..................      8,538       106,769
Lindex AB......................      9,116       122,638
Nobia AB.......................     10,550       131,544
Oriflame Cosmetics SA..........      3,334       156,801
SAS AB (a).....................      5,570       128,747
Trelleborg AB..................      6,176       170,675
                                             -----------
TOTAL SWEDEN...................                1,359,355
                                             -----------
SWITZERLAND -- 2.3%
Bachem Holding AG..............      2,126       176,762
Basilea Pharmaceutica (a)......        478       105,499
Charles Voegele Holding AG
  (a)..........................        730        81,005
Converium Holding AG...........      6,726       123,478
Daetwyler Holding AG...........         29       195,092
Georg Fischer AG (a)...........        200       150,947
Implenia AG (a)................      4,868       164,835
Jelmoli Holding AG.............         30       105,132
Kuoni Reisen Holding...........        170       102,089
Rieter Holding AG..............        340       177,684
SIG Holding AG (a).............        420       142,387
Valora Holding AG..............        450       117,494
                                             -----------
TOTAL SWITZERLAND..............                1,642,404
                                             -----------
UNITED KINGDOM -- 12.5%
Aberdeen Asset Management PLC..     27,980       110,030
Aggreko PLC....................     14,744       169,946
Amec PLC.......................     16,688       197,376
Ashtead Group PLC..............     26,952        82,194
Atkins WS PLC..................      6,668       136,726
Autonomy Corp PLC (a)..........      8,612       124,406
Babcock International Group....     16,712       181,062
Blinkx PLC (a).................      1,710         1,492
Bodycote International.........     19,964       109,550
Bovis Homes Group PLC..........      6,938       124,306
Brit Insurance Holdings PLC....     19,216       132,722
Britvic PLC....................     16,910       131,384
Capital & Regional PLC.........      5,374       125,396
Carillion PLC..................     18,640       150,715
Chemring Group PLC.............      3,164       124,803
Colt Telecom Group SA (a)......     31,892        94,060
Cookson Group PLC..............     10,388       147,775
Dairy Crest Group PLC..........      9,186       125,418
Dana Petroleum PLC (a).........      6,698       146,883
De La Rue PLC..................      9,876       154,356
Derwent London PLC.............      4,276       157,427

SPDR(R) S&P(R) INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------               -------   -----------

Development Securities PLC.....     11,762   $   143,480
Dimension Data Holdings PLC....    103,754       118,655
Electrocomponents PLC..........     25,294       134,484
Enodis PLC.....................     25,494       101,021
Expro International Group......      7,444       145,843
FKI PLC........................     47,282       120,003
Galiform PLC (a)...............     39,108       106,908
Galliford Try PLC..............     33,118       105,483
Go-Ahead Group PLC.............      2,984       156,858
Grainger PLC...................     11,256       127,484
Helphire PLC...................     14,252       109,731
Henderson Group PLC............     50,198       158,374
Hiscox, Ltd. ..................     22,778       130,361
Homeserve PLC..................      3,966       142,911
Hunting PLC....................      7,496       110,165
IG Group Holdings PLC..........     20,484       121,547
Interserve PLC.................     11,170       106,452
Intertek Group PLC.............      9,932       196,082
Laird Group PLC................     11,327       124,197
Luminar PLC....................      6,372        89,491
McInerney Holdings PLC.........      6,410        23,161
Morgan Crucible Co. ...........     18,724       108,944
Northern Foods PLC.............     50,150       119,736
Northgate PLC..................      8,372       172,507
PayPoint PLC...................      7,778        97,065
Pendragon PLC..................     46,128        73,114
Premier Farnell PLC............     27,770       111,433
Premier Foods PLC..............     33,088       192,188
Premier Oil PLC (a)............      6,206       138,958
Quintain Estates & Development
  PLC..........................      9,370       152,370
Randgold Resources, Ltd. ......      7,050       153,188
Redrow PLC.....................     11,158       114,285
Regus Group PLC................     27,950        75,705
Restaurant Group PLC...........     16,290       107,855
Rightmove PLC..................      1,805        22,738
Savills PLC....................     11,198       133,005
Shanks Group PLC...............     22,130       110,557
Soco International PLC (a).....      3,364       129,993
Spectris PLC...................      7,824       142,221
SSL International PLC..........     14,576       127,725
Taylor Nelson Sofres PLC.......     31,162       148,177
TDG PLC........................     31,192       183,365
Thomas Cook Group PLC (a)......     23,158       150,540
UK Coal PLC (a)................     10,748       110,948
Unite Group PLC................     12,604       101,784
UTV PLC........................     19,922       159,882
Venture Production PLC (a).....     10,060       149,159
VT Group PLC...................     16,038       189,206
Wetherspoon (J.D.) PLC.........      7,540        84,035
WH Smith PLC...................     13,688       109,646
Wincanton PLC..................     17,290       143,442
                                             -----------
TOTAL UNITED KINGDOM...........                9,114,489
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $71,963,973)...........               72,358,260
                                             -----------
WARRANTS -- 0.3% (a)
SWEDEN -- 0.3% (a)
OMX AB (cost $262,483).........      8,822       263,739
                                             -----------
RIGHTS -- 0.0% (a)(c)
GREECE -- 0.0% (a)(c)
Marfin Investment Group SA
  (expiring 7/6/07) (cost
  $ -- ).......................      1,080        10,589
                                             -----------
SHORT TERM INVESTMENTS -- 0.5%
UNITED STATES -- 0.5%
MONEY MARKET FUND -- 0.5%
STIC Prime Portfolio (Cost
  $370,311)....................    370,311   $   370,311
                                             -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $72,596,767)...........               73,002,899
OTHER ASSETS AND
  LIABILITIES -- 0.0% (c)......                  (35,551)
                                             -----------
NET ASSETS -- 100.0%...........              $72,967,348
                                             ===========




   (a) Non-income producing security
   (b) Security purchased pursuant to Rule 144A of the securities Act of 1933. These securities, which represents 0.2% of net assets as of June 30, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
   (c) Amount shown represents less than 0.05% of net assets.

SPDR(R) S&P(R) INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF JUNE 30, 2007*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS

 ------------------------------------------------


Oil, Gas & Consumable Fuels          36.9%
Commercial Banks                     23.0
Wireless Telecommunication
  Services                           12.5
Metals & Mining                       9.6
Insurance                             5.2
IT Services                           3.9
Electric Utilities                    2.8
Beverages                             2.3
Diversified Telecommunication
  Services                            2.2
Aerospace & Defense                   0.8
Transportation Infrastructure         0.8
Short Term Investments                0.0**
Other Assets & Liabilities            0.0**

 ------------------------------------------------

TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

   SPDR(R) DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF
   SCHEDULE OF INVESTMENTS
   JUNE 30, 2007 (UNAUDITED)
   -----------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES        VALUE
--------------------              ---------   ------------


COMMON STOCKS -- 99.7%
AUSTRALIA -- 20.4%
Abacus Property Group.........    1,362,794   $  2,289,265
Babcock & Brown Japan Property
  Trust.......................    1,207,352      1,813,042
Bunnings Warehouse Property
  Trust.......................      571,247      1,119,532
Centro Properties Group.......    1,963,878     14,162,313
Centro Retail Group...........    1,373,582      1,975,264
CFS Retail Property Trust.....        3,379          6,164
CFS Retail Property Trust.....    4,714,693      8,599,885
Commonwealth Property Office
  Fund........................    3,758,037      5,340,435
DB RREEF Trust................    6,770,013     11,286,332
Galileo Shopping America
  Trust.......................    2,464,298      2,519,307
GPT Group.....................    4,718,573     18,655,092
ING Industrial Fund...........    2,602,405      5,166,442
ING Office Fund...............    2,933,067      4,354,726
ING Real Estate Community
  Living Group................      670,788        765,435
Investa Property Group........    3,550,521      8,795,807
Macquarie CountryWide Trust...    3,061,206      5,246,198
Macquarie DDR Trust...........    2,275,805      2,423,146
Macquarie Goodman Group.......    3,334,968     19,013,482
Macquarie Leisure Trust
  Group.......................      526,095      1,472,919
Macquarie Office Trust........    4,703,087      6,663,467
Macquarie ProLogis Trust......    2,104,197      2,552,838
Tishman Speyer Office Fund....      790,852      1,590,173
Valad Property Group..........    3,275,679      5,516,487
Westfield Group (a)...........       32,109        536,108
Westfield Group...............    4,069,169     68,907,586
                                              ------------
TOTAL AUSTRALIA...............                 200,771,445
                                              ------------
AUSTRIA -- 5.0%
IMMOEAST AG (a)...............      951,940     13,460,679
IMMOFINANZ Immobilien Anlagen
  AG (a)......................    1,065,611     15,557,331
Meinl European Land, Ltd.
  (a).........................      693,347     19,842,314
                                              ------------
TOTAL AUSTRIA.................                  48,860,324
                                              ------------
BELGIUM -- 0.7%
Befimmo S.C.A. ...............       26,739      2,726,483
Cofinimmo.....................       20,623      3,928,581
                                              ------------
TOTAL BELGIUM.................                   6,655,064
                                              ------------
CANADA -- 7.5%
Boardwalk REIT................       62,064      2,838,462
Brookfield Asset Management,
  Inc. (Class A)..............    1,325,614     53,099,330
Calloway REIT.................       89,338      2,111,358
Canadian Apartment Properties
  REIT........................       71,882      1,320,399
Canadian REIT.................       69,146      1,893,512
First Capital Realty, Inc. ...       69,030      1,641,146
H&R REIT......................      150,112      3,237,198
Legacy Hotels REIT............      125,173      1,400,290
Primaris Retail REIT..........       68,569      1,256,319
RioCan REIT...................      241,964      5,379,505
                                              ------------
TOTAL CANADA..................                  74,177,519
                                              ------------
CHINA -- 8.3%
Champion REIT.................    3,433,000      1,958,477
Chinese Estates Holdings,
  Ltd. .......................    2,438,712      3,836,856
GZI REIT......................    1,716,000        676,049
Hang Lung Group, Ltd. ........    1,947,000      8,791,248
Hang Lung Properties, Ltd. ...    4,250,000     14,650,673
Henderson Investment, Ltd. ...    2,218,000      3,188,877
Henderson Land Development
  Co., Ltd. ..................    1,585,000     10,795,898
Hong Kong Land Holdings,
  Ltd. .......................    2,854,000     12,843,000
Hysan Development Co., Ltd. ..    1,445,279      3,845,253
Kerry Properties, Ltd. .......    1,093,483      6,895,550
Prosperity REIT...............    2,571,000        522,888
The Link REIT.................    3,850,500      8,520,658
Wheelock & Co., Ltd. .........    2,179,000      5,602,259
                                              ------------
TOTAL CHINA...................                  82,127,686
                                              ------------
FRANCE -- 6.9%
Fonciere des Regions..........       41,082      6,020,493
Gecina SA.....................       31,652      5,300,704
Klepierre.....................       53,549      9,107,334
Societe Immobiliere de
  Location pour l'Industrie et
  le Commerce.................       24,693      3,985,222
Unibail.......................      168,256     43,209,337
                                              ------------
TOTAL FRANCE..................                  67,623,090
                                              ------------
GERMANY -- 0.8%
IVG Immobilien AG.............      211,083      8,247,312
                                              ------------
ITALY -- 0.7%
Beni Stabili SpA..............    2,718,305      3,968,575
Pirelli & C Real Estate SpA...       48,413      2,816,751
                                              ------------
TOTAL ITALY...................                   6,785,326
                                              ------------
JAPAN -- 18.7%
Aeon Mall Co., Ltd. ..........      122,400      3,756,395
Creed Office Investment
  Corp. ......................          233      1,239,572
DA Office Investment Corp. ...          240      1,574,153
Daibiru Corp. ................      143,200      1,982,850
Diamond City Co., Ltd. .......       85,600      2,065,574
Frontier Real Estate
  Investment Corp. ...........          256      2,280,254
Fukuoka REIT Corp. ...........          196      1,793,433
Global One Real Estate
  Investment Corp. ...........          181      2,227,783
Hankyu REIT, Inc. ............          155      1,518,685
Heiwa Real Estate Co., Ltd. ..      364,000      2,658,634
Japan Excellent, Inc. ........          322      2,763,837
Japan Hotel and Resort,
  Inc. .......................          217      1,179,052
Japan Prime Realty Investment
  Corp. ......................        1,373      5,347,690
Japan Real Estate Investment
  Corp. ......................          957     11,236,487
Japan Retail Fund Investment
  Corp. ......................          912      7,901,858
Kenedix Realty Investment
  Corp. ......................          461      3,445,508
Mitsui Fudosan Co., Ltd. .....    2,015,000     56,454,917
Mori Hills REIT Investment
  Corp. ......................          211      2,067,371
Mori Trust Sogo Reit, Inc. ...          269      3,049,516
New City Residence Investment
  Corp. ......................          405      2,246,447
Nippon Building Fund, Inc. ...        1,179     16,325,276
Nippon Commercial Investment
  Corp. ......................          607      2,634,536
Nippon Residential Investment
  Corp. ......................          443      2,564,841
Nomura Real Estate Office
  Fund, Inc. .................          595      6,407,952
NTT Urban Development Corp. ..        2,608      5,047,265
Orix JREIT, Inc. .............          474      3,769,124
Premier Investment Co. .......          261      2,515,001
Shoei Co., Ltd. ..............       90,990      1,904,604
Suruga Corp. .................       75,900      1,776,193
TOC Co., Ltd. ................      260,000      2,673,793
Tokyu Land Corp. .............    1,069,000     11,365,618
Tokyu REIT, Inc. .............          411      3,960,403
Top REIT, Inc. ...............          365      2,249,200
United Urban Investment
  Corp. ......................          385      2,889,955
Zephyr Co., Ltd. .............          456        956,346
                                              ------------
TOTAL JAPAN...................                 183,830,123
                                              ------------
NETHERLANDS -- 4.7%
Corio NV......................      156,927     12,330,540
Eurocommercial Properties NV..       73,863      3,822,638

SPDR(R) DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES        VALUE
--------------------              ---------   ------------

Rodamco Europe NV.............      195,937   $ 26,250,576
Vastned Retail NV.............       41,476      3,620,277
                                              ------------
TOTAL NETHERLANDS.............                  46,024,031
                                              ------------
NEW ZEALAND -- 0.6%
AMP NZ Office Trust...........      953,360        972,204
ING Property Trust............    1,328,776      1,272,917
Kiwi Income Property Trust....    1,779,904      2,268,856
Macquarie Goodman Property
  Trust.......................    1,216,433      1,400,235
                                              ------------
TOTAL NEW ZEALAND.............                   5,914,212
                                              ------------
SINGAPORE -- 5.7%
Allco Commercial REIT.........    1,051,000        838,354
Ascendas REIT.................    2,328,000      4,475,020
Cambridge Industrial Trust....    1,048,415        647,783
CapitaCommercial Trust........    1,844,000      3,532,590
CapitaLand, Ltd. .............    3,852,000     20,400,275
CapitaMall Trust..............    2,307,000      6,365,386
Guocoland, Ltd. ..............      416,000      1,321,887
Macquarie MEAG Prime REIT.....    1,716,000      1,391,245
Mapletree Logistics Trust.....    1,891,000      1,755,677
Singapore Land, Ltd. .........      303,000      2,258,459
Suntec REIT...................    3,236,000      4,104,639
United Industrial Corp.,
  Ltd. .......................    1,580,000      3,615,679
UOL Group, Ltd. ..............    1,329,000      5,039,851
                                              ------------
TOTAL SINGAPORE...............                  55,746,845
                                              ------------
SOUTH AFRICA -- 0.6%
Allan Gray Property Trust.....    2,438,825      2,247,924
Capital Property Fund.........      560,187        460,733
Johnnic Holdings, Ltd. (a)....       24,308         52,773
SA Corporate Real Estate
  Fund........................    3,656,996      2,022,445
Sycom Property Fund...........      448,924      1,254,084
                                              ------------
TOTAL SOUTH AFRICA............                   6,037,959
                                              ------------
SPAIN -- 0.7%
Fadesa Inmobiliaria SA (a)....       44,348      1,576,416
Metrovacesa SA................       48,436      5,364,050
                                              ------------
TOTAL SPAIN...................                   6,940,466
                                              ------------
SWEDEN -- 1.3%
Castellum AB..................      374,681      4,521,503
Fabege AB.....................      354,742      3,905,825
Kungsleden AB.................      334,198      4,179,181
                                              ------------
TOTAL SWEDEN..................                  12,606,509
                                              ------------
SWITZERLAND -- 0.9%
PSP Swiss Property AG (a).....      109,163      6,110,135
Swiss Prime Site AG (a).......       47,469      2,765,410
                                              ------------
TOTAL SWITZERLAND.............                   8,875,545
                                              ------------
THAILAND -- 0.1%
Amata Corp. PCL...............    1,198,800        586,813
                                              ------------
UNITED KINGDOM -- 16.1%
Big Yellow Group PLC..........      197,687      2,086,268
British Land Co. PLC..........    1,197,183     32,186,342
Brixton PLC...................      577,494      5,080,698
Capital & Regional PLC........      160,954      3,755,673
Derwent London PLC (a)........      209,368      7,708,194
Grainger PLC..................      291,543      3,301,968
Great Portland Estates PLC....      421,503      5,602,641
Hammerson PLC.................      671,262     19,312,900
Land Securities Group PLC.....    1,015,382     35,508,566
Liberty International PLC.....      705,077     16,197,512
Minerva PLC (a)...............      393,740      2,792,577
Quintain Estates & Development
  PLC.........................      307,459      4,999,730
Shaftesbury PLC...............      323,984      3,835,146
Slough Estates PLC............    1,029,749     12,912,718
Workspace Group PLC...........      393,273      3,158,143
                                              ------------
TOTAL UNITED KINGDOM..........                 158,439,076
                                              ------------
TOTAL COMMON STOCKS -- (Cost
  $994,492,423)...............                 980,249,345
                                              ------------
RIGHTS -- 0.0% (a)(b)
AUSTRALIA -- 0.0% (a)(b)
Valad Property Group (expiring
  7/17/07) (Cost $0)..........    1,359,756         74,985
Westfield Group (expiring
  7/06/07) (Cost $0)..........      313,648        122,406
                                              ------------
TOTAL AUSTRALIA...............                     197,391
                                              ------------
SINGAPORE -- 0.0% (a)(b)
Allco Commercial REIT
  (expiring 7/12/07) (Cost
  $0).........................      396,400         46,652
                                              ------------
TOTAL RIGHTS -- (Cost $0).....                     244,043
                                              ------------
SHORT TERM INVESTMENTS -- 0.0% (b)
UNITED STATES -- 0.0% (b)
MONEY MARKET FUND -- 0.0% (b)
STIC Prime Portfolio (Cost
  $302,294)...................      302,294        302,294
                                              ------------
TOTAL INVESTMENTS -- 99.7%
  (Cost $994,794,717).........                 980,795,682
OTHER ASSETS AND
  LIABILITIES -- 0.3%.........                   2,905,832
                                              ------------
NET ASSETS -- 100.0%..........                $983,701,514
                                              ============




(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

SPDR(R) DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


INDUSTRY BREAKDOWN AS OF JUNE 30, 2007*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS

 ------------------------------------------------


Real Estate Management &
  Development                        37.1%
Retail REIT's                        27.1
Diversified REIT's                   16.5
Office REIT's                        12.0
Industrial REIT's                     5.4
Residential REIT's                    1.0
Specialized REIT's                    0.6
Short-term Investments                0.0**
Other Assets & Liabilities            0.3

 ------------------------------------------------

TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
  ** Amount represents less than 0.05% of net assets.

SPDR(R) FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES       VALUE
--------------------              ---------   -----------


COMMON STOCKS -- 97.6%
AUSTRALIA -- 2.0%
AGL Energy, Ltd. .............        7,893   $   101,585
Alinta, Ltd. .................        7,347        94,869
Asciano Group (a).............       11,616        99,831
Macquarie Infrastructure
  Group.......................       46,302       141,418
Transurban Group..............       18,335       124,599
                                              -----------
TOTAL AUSTRALIA...............                    562,302
                                              -----------
BRAZIL -- 0.6%
Centrais Eletricas Brasileiras
  SA..........................    2,100,000        63,240
Companhia Energetica de Minas
  Gerais ADR..................        4,860       102,546
                                              -----------
TOTAL BRAZIL..................                    165,786
                                              -----------
CANADA -- 2.3%
Enbridge, Inc. ...............        6,683       225,541
TransAlta Corp. ..............        3,665        92,163
TransCanada Corp. ............        9,601       330,699
                                              -----------
TOTAL CANADA..................                    648,403
                                              -----------
CHINA -- 2.3%
China Merchants Holdings
  International Co., Ltd. ....       20,000        96,701
CLP Holdings, Ltd. ...........       33,500       224,750
Hong Kong & China Gas Co. ....       79,200       166,547
HongKong Electric Holdings....       28,500       143,997
                                              -----------
TOTAL CHINA...................                    631,995
                                              -----------
FRANCE -- 9.8%
Electricite de France.........        4,693       508,825
Gaz de France SA..............        3,603       182,427
Suez SA.......................       23,251     1,334,256
Veolia Environnement..........        8,978       703,628
                                              -----------
TOTAL FRANCE..................                  2,729,136
                                              -----------
GERMANY -- 10.0%
E.ON AG.......................       12,059     2,024,222
RWE AG........................        7,183       766,282
                                              -----------
TOTAL GERMANY.................                  2,790,504
                                              -----------
GREECE -- 0.2%
Public Power Corp SA..........        1,770        49,961
                                              -----------
ITALY -- 5.1%
AEM SpA.......................       16,464        60,647
Atlantia SpA..................        5,230       173,901
Enel SpA......................       84,363       908,643
Hera SpA......................       18,600        77,810
Snam Rete Gas SpA.............       17,885       105,918
Terna- Rete Elettrica
  Nazionale SpA...............       27,439        94,868
                                              -----------
TOTAL ITALY...................                  1,421,787
                                              -----------
JAPAN -- 7.9%
Chubu Electric Power Co.,
  Inc. .......................       10,500       278,027
Electric Power Development
  Co., Ltd. ..................        3,000       119,033
Hokkaido Electric Power Co.,
  Inc. .......................        3,000        64,982
Hokuriku Electric Power Co. ..        3,000        57,938
Kyushu Electric Power Co.,
  Inc. .......................        6,200       162,160
Osaka Gas Co., Ltd. ..........       30,000       111,260
Shikoku Electric Power Co.,
  Inc. .......................        3,600        84,684
The Chugoku Electric Power
  Co., Inc. ..................        5,200       102,741
The Kansai Electric Power Co.,
  Inc. .......................       13,100       309,215
The Tokyo Electric Power Co.,
  Inc. .......................       18,600       596,429
Tohoku Electric Power Co.,
  Inc. .......................        6,700       150,010
Tokyo Gas Co., Ltd. ..........       39,000       184,429
                                              -----------
TOTAL JAPAN...................                  2,220,908
                                              -----------
PORTUGAL -- 1.3%
Brisa-Auto Estradas de
  Portugal SA.................        7,386        99,253
Energias de Portugal SA.......       50,165       277,099
                                              -----------
TOTAL PORTUGAL................                    376,352
                                              -----------
SOUTH KOREA -- 0.8%
Korea Electric Power Corp.
  ADR.........................        9,786       214,313
                                              -----------
SPAIN -- 8.0%
Abertis Infraestructuras SA...        5,189       161,394
Cintra Concesiones de
  Infraestructuras de
  Transporte SA...............        3,776        60,176
Enagas........................        3,276        81,099
Endesa SA.....................        7,747       420,706
Gas Natural SDG SA............        4,095       249,592
Iberdrola SA..................        3,042       168,299
Iberdrola SA..................       17,073       957,596
Union Fenosa SA...............        2,785       149,135
                                              -----------
TOTAL SPAIN...................                  2,247,997
                                              -----------
UNITED KINGDOM -- 9.2%
British Energy Group PLC......       10,377       112,636
Centrica PLC..................       66,375       517,371
International Power PLC.......       27,176       234,183
Kelda Group Plc...............        5,050        95,495
National Grid PLC.............       49,627       734,819
Pennon Group PLC..............        5,355        66,183
Scottish & Southern Energy
  PLC.........................       15,659       455,238
Severn Trent PLC..............        4,263       118,289
United Utilities PLC..........       15,978       227,447
                                              -----------
TOTAL UNITED KINGDOM..........                  2,561,661
                                              -----------
UNITED STATES -- 38.1%
Allegheny Energy, Inc. (a)....        3,143       162,619
Alliant Energy Corp. .........        2,095        81,391
Ameren Corp. .................        3,665       179,622
American Electric Power Co.,
  Inc. .......................        7,331       330,188
American Tower Corp. (a)......        7,853       329,826
CenterPoint Energy, Inc. .....        5,761       100,241
Consolidated Edison, Inc. ....        4,713       212,651
Constellation Energy Group,
  Inc. .......................        3,243       282,692
Crown Castle International
  Corp. (a)...................        4,065       147,438
Dominion Resources, Inc. .....        6,483       559,548
DTE Energy Co. ...............        3,143       151,555
Duke Energy Corp. ............       23,035       421,540
Edison International..........        5,961       334,531
El Paso Corp. ................       13,087       225,489
Energen Corp. ................        1,100        60,434
Entergy Corp. ................        3,765       404,173
Equitable Resources, Inc. ....        2,095       103,828
Exelon Corp. .................       12,242       888,769
FirstEnergy Corp. ............        5,761       372,910
FPL Group, Inc. ..............        7,331       415,961
KeySpan Corp. ................        3,143       131,943
Mirant Corp. (a)..............        4,713       201,009
NiSource, Inc. ...............        4,713        97,606
Northeast Utilities...........        2,618        74,246
ONEOK, Inc. ..................        2,095       105,609
Pepco Holdings, Inc. .........        3,665       103,353
PG&E Corp. ...................        6,483       293,680
Pinnacle West Capital Corp. ..        1,770        70,535
PPL Corp. ....................        6,805       318,406
Progress Energy, Inc. ........        4,713       214,866
Public Service Enterprise
  Group, Inc. ................        4,713       413,707
Questar Corp. ................        3,140       165,949
Reliant Energy, Inc. (a)......        5,024       135,397

SPDR(R) FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES       VALUE
--------------------              ---------   -----------

SCANA Corp. ..................        2,095   $    80,218
Sempra Energy.................        4,713       279,151
Spectra Energy Corp. .........       11,517       298,981
The AES Corp. (a).............       12,042       263,479
The Southern Co. .............       13,612       466,754
The Williams Cos., Inc. ......       10,995       347,662
TXU Corp. ....................        8,378       563,839
Wisconsin Energy Corp. .......        2,095        92,662
Xcel Energy, Inc. ............        7,331       150,066
                                              -----------
TOTAL UNITED STATES...........                 10,634,524
                                              -----------
TOTAL COMMON STOCKS --  (Cost
  $26,070,475)................                 27,255,629
                                              -----------
SHORT TERM INVESTMENTS -- 2.1%
UNITED STATES -- 2.1%
MONEY MARKET FUND -- 2.1%
STIC Prime Portfolio (Cost
  $580,632)...................      580,632       580,632
                                              -----------
TOTAL INVESTMENTS -- 99.7%
  (Cost $26,651,108)..........                 27,836,261
OTHER ASSETS AND
  LIABILITIES -- 0.3%.........                     90,026
                                              -----------
NET ASSETS -- 100.0%..........                $27,926,287
                                              ===========




(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.
ADR = American Depositary Receipt

INDUSTRY BREAKDOWN AS OF JUNE 30, 2007*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS

 ------------------------------------------------


Electric Utilities                   48.0%
Multi-Utilities                      26.6
Independent Power Producers &
  Energy Traders                      6.3
Gas Utilities                         5.4
Oil, Gas & Consumable Fuels           5.1
Transportation Infrastructure         3.1
Wireless Telecommunication
  Services                            1.7
Water Utilities                       1.0
Road & Rail                           0.4
Short-Term Investments                2.1
Other Assets & Liabilities            0.3

 ------------------------------------------------

TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR(R) MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                SHARES      VALUE
--------------------               -------   -----------


COMMON STOCKS -- 99.0%
ARGENTINA -- 0.1%
Tenaris SA ADR.................      1,617   $    79,168
                                             -----------
AUSTRALIA -- 5.0%
Alinta, Ltd. ..................      5,090        65,725
Alumina, Ltd. .................     12,743        84,219
Amcor, Ltd. ...................     10,460        66,291
AMP, Ltd. .....................     10,795        92,684
Asciano Group (a)..............      4,008        34,446
Australia & New Zealand Banking
  Group, Ltd. .................      7,893       194,129
Babcock & Brown, Ltd. .........      2,176        59,223
BHP Billiton, Ltd. ............     17,361       515,960
BlueScope Steel, Ltd. .........      6,729        59,030
Boral, Ltd. ...................      8,788        65,387
Brambles, Ltd. (a).............      9,179        94,851
CFS Retail Property Trust......     53,591        97,753
Coca-Cola Amatil, Ltd. ........     11,596        93,855
Coles Group, Ltd. .............      7,399       101,190
Commonwealth Bank of
  Australia....................      5,812       272,432
CSL, Ltd. .....................      1,207        90,114
Foster's Group, Ltd. ..........     13,881        75,135
Insurance Australia Group,
  Ltd. ........................     12,782        61,812
Lend Lease Corp., Ltd. ........      4,084        64,239
Macquarie Bank, Ltd. ..........      1,527       110,118
Macquarie Infrastructure
  Group........................     22,145        67,636
Macquarie Office Trust.........    133,389       188,989
National Australia Bank,
  Ltd. ........................      7,176       249,735
Newcrest Mining, Ltd. .........      2,591        50,229
Origin Energy, Ltd. ...........     10,362        87,384
Perpetual, Ltd. ...............        975        64,943
Qantas Airways, Ltd. ..........     11,417        54,243
QBE Insurance Group, Ltd. .....      4,054       107,310
Rinker Group, Ltd. ............      5,624        89,893
Rio Tinto, Ltd. ...............      1,666       139,633
Santos, Ltd. ..................      7,886        93,265
Sonic Healthcare, Ltd. ........      4,595        58,710
Suncorp-Metway, Ltd. ..........      5,020        85,903
Toll Holdings, Ltd. ...........      4,008        49,272
Transurban Group...............      9,479        64,416
Wesfarmers, Ltd. ..............      2,780       107,857
Westfield Group................      6,997       118,488
Westfield Group (a)............         57           952
Westpac Banking Corp. .........      8,391       182,668
Woodside Petroleum, Ltd. ......      3,213       124,710
Woolworths, Ltd. ..............      6,176       141,472
Zinifex, Ltd. .................      3,346        53,425
                                             -----------
TOTAL AUSTRALIA................                4,479,726
                                             -----------
AUSTRIA -- 0.4%
Boehler-Uddeholm AG............        194        19,389
Erste Bank der
  Oesterreichischen
  Sparkassen AG (a)............      1,075        83,916
OMV AG (a).....................      1,273        85,086
Raiffeisen International Bank
  Holding AG...................        276        43,873
Telekom Austria AG.............      2,602        65,011
Wienerberger AG................        975        72,028
                                             -----------
TOTAL AUSTRIA..................                  369,303
                                             -----------
BELGIUM -- 0.8%
Delhaize Group (a).............        575        56,573
Dexia..........................      3,544       111,091
Fortis.........................      5,879       250,186
InBev NV.......................      1,031        81,916
KBC Groep NV...................        975       131,705
Solvay SA......................        509        80,305
UCB SA.........................        830        49,154
                                             -----------
TOTAL BELGIUM..................                  760,930
                                             -----------
BRAZIL -- 1.6%
Banco Bradesco SA ADR..........      5,690       137,186
Banco Itau Holding Financeira
  SA ADR.......................      3,144       139,719
Cia de Bebidas das Americas
  ADR..........................      1,374        96,180
Cia Energetica de Minas Gerais
  ADR..........................      3,190        67,309
Cia Siderurgica Nacional SA
  ADR..........................      1,273        65,840
Cia Vale do Rio Doce ADR.......      9,201       346,878
Gerdau SA ADR..................      3,100        79,732
Petroleo Brasileiro SA ADR.....      3,511       374,553
Tele Norte Leste Participacoes
  SA ADR.......................      3,676        69,734
Unibanco -- Uniao de Bancos
  Brasileiros SA GDR...........        819        92,440
                                             -----------
TOTAL BRAZIL...................                1,469,571
                                             -----------
CANADA -- 6.3%
Agrium, Inc. ..................      1,527        67,023
Alcan, Inc. ...................      2,170       177,272
Bank of Montreal...............      2,679       172,262
Bank of Nova Scotia............      4,705       229,511
Barrick Gold Corp. ............      5,027       146,403
Brookfield Asset Management,
  Inc. (Class A)...............      3,187       127,660
Brookfield Properties Corp. ...      2,526        61,716
Cameco Corp. ..................      2,125       107,873
Canadian Imperial Bank of
  Commerce.....................      1,794       161,886
Canadian National Railway
  Co. .........................      2,934       149,493
Canadian Natural Resources,
  Ltd. ........................      2,934       195,223
Canadian Pacific Railway,
  Ltd. ........................      1,273        88,042
Canadian Tire Corp., Ltd. .....        940        74,272
Cognos, Inc. (a)...............      1,042        41,611
Enbridge, Inc. ................      2,602        87,814
EnCana Corp. ..................      4,364       268,794
Gildan Activewear, Inc. (a)....      1,793        61,303
Goldcorp, Inc. ................      4,029        95,787
Husky Energy Inc. .............      1,075        88,627
IGM Financial, Inc. ...........      1,805        87,845
Imperial Oil, Ltd. ............      2,405       112,117
Loblaw Cos., Ltd. .............      1,705        83,267
Magna International, Inc.
  (Class A)....................        896        82,125
Manulife Financial Corp. ......      7,584       284,039
MDS, Inc. .....................      2,957        60,321
National Bank of Canada........      1,628        93,923
Nexen, Inc. ...................      2,872        89,096
Nortel Networks, Corp. (a).....      2,394        57,794
Onex, Corp. ...................      2,890        99,978
Penn West Energy Trust.........      2,284        76,480
Petro-Canada...................      2,968       158,340
Potash Corp of Saskatchewan....      1,829       143,191
Research In Motion (a).........        896       180,590
Rogers Communications Inc. ....      2,569       109,691
Royal Bank of Canada...........      6,181       328,995
Shaw Communications, Inc. .....      1,374        58,150
Shoppers Drug Mart Corp. ......      1,749        81,124
SNC-Lavalin Group, Inc. .......      1,871        68,420
Sun Life Financial, Inc. ......      3,045       145,301
Suncor Energy, Inc. ...........      2,460       221,915
Talisman Energy, Inc. .........      6,732       130,368
Teck Cominco, Ltd. ............      2,480       105,378
TELUS Corp. ...................        345        20,351
TELUS Corp. ...................        928        55,632
Thomson Corp...................      2,070        84,649

SPDR(R) MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------               -------   -----------

TransAlta Corp. ...............      3,290   $    82,733
TransCanada Corp. .............      3,111       107,156
TSX Group, Inc. ...............      1,319        51,706
                                             -----------
TOTAL CANADA...................                5,663,247
                                             -----------
CHILE -- 0.2%
Empresa Nacional de
  Electricidad SA ADR..........      1,794        87,117
Enersis SA ADR.................      3,346        67,087
                                             -----------
TOTAL CHILE....................                  154,204
                                             -----------
CHINA -- 3.3%
Bank of China, Ltd. (a)........    132,000        65,511
Bank of Communications Co.,
  Ltd. (a).....................     44,000        46,882
Bank of East Asia, Ltd. .......     15,531        87,211
Cheung Kong Holdings, Ltd. ....     11,000       144,220
China Life Insurance Co.,
  Ltd. ........................     44,000       158,150
China Merchants Holdings
  International Co., Ltd. .....     22,000       106,371
China Mobile, Ltd. ............     22,000       236,662
China Petroleum & Chemical
  Corp. .......................    110,000       121,849
China Resources Enterprise.....     22,000        82,733
China Telecom Corp., Ltd. .....    110,000        64,442
Citic 1616 Holdings Ltd (a)....        400           156
Citic Pacific, Ltd. ...........     22,000       110,733
CNOOC, Ltd. ...................     88,000        99,730
COSCO Pacific, Ltd. ...........     22,000        57,547
Esprit Holdings, Ltd. .........      5,500        69,789
Foxconn International Holdings,
  Ltd. (a).....................     11,000        31,377
Guangzhou R&F Properties Co.,
  Ltd. ........................     30,000        92,096
Hang Lung Properties, Ltd. ....     22,000        75,839
Henderson Land Development Co.,
  Ltd. ........................      9,000        61,302
Hong Kong & China Gas Co. .....     48,200       101,358
Hong Kong Exchanges and
  Clearing, Ltd. ..............      5,500        77,809
Huaneng Power International,
  Inc. ........................     44,000        50,034
Hutchison Whampoa, Ltd. .......     11,000       109,256
Industrial & Commercial Bank of
  China........................    154,000        85,294
Li & Fung, Ltd. ...............     22,000        79,497
New World Development, Ltd. ...     47,095       117,830
PCCW, Ltd. ....................     66,000        40,522
PetroChina Co., Ltd. ..........    110,000       161,527
Ping An Insurance Group Co. of
  China, Ltd. .................     11,000        77,949
Shangri-La Asia, Ltd. .........     22,000        53,186
Sun Hung Kai Properties,
  Ltd. ........................     11,000       132,542
Swire Pacific, Ltd. ...........     11,000       122,904
The Link REIT..................     27,500        60,854
                                             -----------
TOTAL CHINA....................                2,983,162
                                             -----------
DENMARK -- 0.7%
AP Moller -- Maersk AS.........         11       132,754
Danisco AS.....................        808        60,341
Danske Bank AS.................      2,070        84,901
DSV A/S........................      2,751        54,045
GN Store Nord (a)..............      2,811        33,159
Novo-Nordisk A/S (Class B).....      1,430       155,711
Vestas Wind Systems AS (a).....      1,196        79,007
                                             -----------
TOTAL DENMARK..................                  599,918
                                             -----------
FINLAND -- 1.5%
Elisa Oyj......................      1,827        49,892
Fortum Oyj.....................      2,657        83,215
Kesko Oyj (Class B)............      1,108        73,833
Kone Oyj (Class B).............      1,009        63,720
Metso Oyj (a)..................      1,174        69,479
Neste Oil Oyj..................      1,749        68,808
Nokia Oyj......................     16,907       475,170
Outokumpu Oyj..................      1,152        38,927
Sampo Oyj (Class A)............      2,912        84,005
Stora Enso Oyj (a).............      4,364        82,395
TietoEnator Oyj................      1,273        41,090
UPM-Kymmene Oyj................      3,577        88,406
Wartsila Oyj (Class B).........        808        53,362
YIT Oyj........................      2,015        63,544
                                             -----------
TOTAL FINLAND..................                1,335,846
                                             -----------
FRANCE -- 7.7%
Accor SA.......................      1,251       111,036
Air France-KLM.................      1,174        54,844
Air Liquide SA.................      1,242       163,444
Alcatel-Lucent.................     12,059       169,052
Alstom (a).....................        586        98,310
AXA............................      7,860       339,797
BNP Paribas....................      3,985       475,548
Bouygues.......................      1,251       105,072
Cap Gemini SA..................        863        63,370
Carrefour SA...................      3,100       218,295
Compagnie de Saint-Gobain......      1,639       184,544
Compagnie Generale des
  Etablissements Michelin......        885       124,125
Credit Agricole SA.............      3,155       128,639
Essilor International SA.......        907       108,249
France Telecom SA..............      8,758       241,294
Groupe Danone..................      2,414       195,679
Hermes International (a).......        531        60,175
L'Oreal SA.....................      1,485       176,089
Lafarge SA.....................        786       143,732
Lagardere SCA..................        998        86,869
LVMH Moet Hennessy Louis
  Vuitton SA...................      1,207       139,440
Neopost SA.....................        456        66,826
Pernod-Ricard SA...............        503       111,376
Peugeot SA.....................      1,075        86,791
PPR............................        379        66,316
Publicis Groupe................      1,308        57,677
Renault SA.....................      1,009       162,448
Sanofi-Aventis.................      5,049       409,818
Schneider Electric SA..........      1,369       192,526
Societe Generale...............      1,727       320,775
Sodexho Alliance SA............        775        55,631
Suez SA........................      5,148       295,417
Technip SA.....................        808        66,893
Thomson........................      2,416        46,105
Total SA.......................     10,420       848,023
Unibail........................        357        91,680
Valeo SA.......................      1,097        58,981
Vallourec SA...................        243        78,177
Veolia Environnement...........      1,708       133,860
Vinci SA.......................      2,392       179,229
Vivendi Universal SA...........      5,978       257,628
                                             -----------
TOTAL FRANCE...................                6,973,780
                                             -----------
GERMANY -- 6.5%
Adidas AG......................      1,716       108,415
Allianz AG.....................      2,170       508,739
Altana AG......................        654        15,784
BASF AG........................      2,361       310,064
Bayer AG.......................      3,754       284,425
Commerzbank AG.................      3,412       163,541
Continental AG (a).............        819       115,521
DaimlerChrysler AG.............      4,705       435,844
Deutsche Bank AG...............      2,613       380,460
Deutsche Boerse AG.............      1,220       137,992

SPDR(R) MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------               -------   -----------

Deutsche Lufthansa AG..........      2,048   $    57,421
Deutsche Post AG...............      4,199       136,273
Deutsche Telekom AG............     14,627       270,439
E.ON AG........................      3,078       516,673
Fresenius Medical Care AG & Co
  KGaA.........................      1,267        58,401
Hypo Real Estate Holding AG....      1,042        67,563
Infineon Technologies AG (a)...      4,562        75,845
Linde AG.......................        720        86,786
MAN AG.........................        797       114,915
Merck KGaA.....................        450        62,021
Metro AG.......................      1,009        83,779
Muenchener
  Rueckversicherungs-
  Gesellschaft AG..............      1,075       197,726
Porsche AG (a).................         55        98,199
Puma AG Rudolf Dassler Sport...         20         8,919
RWE AG.........................      2,416       257,739
Salzgitter AG..................        335        64,920
SAP AG.........................      4,595       236,254
Siemens AG.....................      4,188       602,771
ThyssenKrupp AG................      2,004       119,438
TUI AG (a).....................      2,059        57,062
Volkswagen AG..................      1,273       203,043
                                             -----------
TOTAL GERMANY..................                5,836,972
                                             -----------
GREECE -- 0.2%
Hellenic Telecommunications
  Organization SA..............      4,584        71,281
National Bank of Greece SA.....     11,913       136,523
                                             -----------
TOTAL GREECE...................                  207,804
                                             -----------
HUNGARY -- 0.2%
MOL Hungarian Oil and Gas
  NyRt.........................        687       104,596
Richter Gedeon NyRt............        311        62,734
                                             -----------
TOTAL HUNGARY..................                  167,330
                                             -----------
INDIA -- 1.1%
Dr Reddy's Laboratories, Ltd.
  ADR..........................      3,554        57,362
HDFC Bank, Ltd. ADR............        775        65,302
ICICI Bank, Ltd. ADR...........      3,753       184,460
Infosys Technologies, Ltd.
  ADR..........................      3,222       162,324
Reliance Industries, Ltd. .....        897        75,797
Reliance Industries, Ltd. GDR..      1,077        91,006
Satyam Computer Services, Ltd.
  ADR..........................      6,686       165,545
Tata Motors, Ltd. ADR..........     12,384       203,345
                                             -----------
TOTAL INDIA....................                1,005,141
                                             -----------
INDONESIA -- 0.2%
Astra International Tbk PT.....     38,000        71,079
Bank Rakyat Indonesia PT.......     88,500        56,323
Telekomunikasi Indonesia Tbk
  PT...........................     60,500        65,957
                                             -----------
TOTAL INDONESIA................                  193,359
                                             -----------
IRELAND -- 0.7%
Allied Irish Banks PLC.........      4,199       114,610
Bank of Ireland................      5,238       105,688
C&C Group PLC..................      2,745        36,999
CRH PLC........................      2,968       146,829
DCC PLC........................      1,571        52,937
Depfa Bank PLC.................      2,602        46,035
Grafton Group PLC (a)..........      2,979        42,486
Irish Life & Permanent PLC.....      2,284        57,652
                                             -----------
TOTAL IRELAND..................                  603,236
                                             -----------
ISRAEL -- 0.3%
Bank Hapoalim BM...............     15,777        76,900
Bank Leumi Le-Israel BM........     14,129        55,334
Teva Pharmaceutical Industries,
  Ltd. ADR.....................      4,408       181,830
                                             -----------
TOTAL ISRAEL...................                  314,064
                                             -----------
ITALY -- 3.0%
Assicurazioni Generali SpA.....      4,983       200,279
Atlantia SpA...................      2,449        81,431
Banca Monte dei Paschi di Siena
  SpA..........................      8,924        60,442
Banca Popolare di Milano SCRL..      4,162        63,630
Banco Popolare di Verona e
  Novara Scrl..................      3,210        92,514
Capitalia SpA..................      9,853        98,072
Enel SpA.......................     20,782       223,835
Eni SpA........................     12,301       446,893
Fiat SpA.......................      3,544       105,635
Finmeccanica SpA...............      2,460        75,849
Intesa Sanpaolo SpA............     40,813       304,814
Lottomatica SpA................      1,485        59,184
Mediaset SpA...................      6,280        64,925
Mediobanca SpA.................      3,379        76,941
Pirelli & C SpA (a)............     39,739        47,444
Seat Pagine Gialle SpA.........     71,130        42,701
Telecom Italia SpA.............     73,034       200,231
UniCredito Italiano SpA........     37,790       338,377
Unione di Banche Italiane
  SCPA.........................      3,632        92,463
                                             -----------
TOTAL ITALY....................                2,675,660
                                             -----------
JAPAN -- 16.2%
Advantest Corp. ...............      1,100        47,832
Aeon Co., Ltd. ................      3,300        61,193
Aisin Seiki Co., Ltd. .........      1,100        40,350
Asahi Breweries, Ltd. (a)......      3,300        51,065
Asahi Glass Co., Ltd. .........     11,000       148,217
Asahi Kasei Corp. .............     11,000        72,149
Astellas Pharma, Inc. .........      3,300       143,228
Bridgestone Corp. .............      3,300        70,545
Canon, Inc. ...................      5,500       321,997
Casio Computer Co., Ltd. ......      2,200        34,275
Central Japan Railway Co. .....         11       115,794
Chubu Electric Power Co.,
  Inc. ........................      3,300        87,380
Chugai Pharmaceutical Co.,
  Ltd. ........................      2,200        39,459
Credit Saison Co., Ltd. .......      1,100        28,592
Daiichi Sankyo Co, Ltd. .......      4,400       116,507
Daikin Industries, Ltd. .......      2,200        79,987
Daiwa Securities Group, Inc. ..     11,000       116,952
Denso Corp. ...................      2,200        85,866
Dentsu, Inc. ..................         11        31,086
East Japan Railway Co. ........         11        84,619
Eisai Co., Ltd. (a)............      1,100        47,921
Electric Power Development Co.,
  Ltd. ........................      1,100        43,645
Elpida Memory, Inc. (a)........      1,100        48,366
Fanuc, Ltd. ...................      1,100       113,300
FUJIFILM Holdings Corp. .......      3,300       147,237
Fujitsu, Ltd. .................     11,000        80,878
Fukuoka Financial Group, Inc.
  (a)..........................      6,000        39,548
Furukawa Electric Co., Ltd. ...     11,000        60,658
Hankyu Hanshin Holdings,
  Inc. ........................     11,000        57,986
Hitachi, Ltd. .................     22,000       155,877
Hokuhoku Financial Group,
  Inc. ........................     11,000        35,540
Honda Motor Co., Ltd. .........      7,700       280,578
Hoya Corp. ....................      2,200        72,861
Ibiden Co., Ltd. ..............      1,100        70,902
Inpex Holdings, Inc. ..........         11       102,433
Isetan Co., Ltd. ..............      2,200        36,074

SPDR(R) MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------               -------   -----------

Ishikawajima-Harima Heavy
  Industries Co., Ltd. ........     11,000   $    40,083
Itochu Corp. ..................     11,000       127,195
Japan Real Estate Investment
  Corp. .......................         11       129,155
Japan Retail Fund Investment
  Corp. .......................         11        95,308
Japan Tobacco, Inc. ...........         22       108,312
JFE Holdings, Inc. ............      3,300       204,956
JS Group Corp. ................      2,200        44,536
JSR Corp. .....................      2,200        52,998
Kajima Corp. ..................     11,000        45,961
Kamigumi Co., Ltd. ............     11,000        95,129
Kawasaki Heavy Industries, Ltd.
  (a)..........................     11,000        44,893
Kawasaki Kisen Kaisha, Ltd. ...     11,000       134,232
KDDI Corp. ....................         11        81,323
Keihin Electric Express Railway
  Co., Ltd. ...................     11,000        72,505
Kintetsu Corp. ................     22,000        66,092
Kobe Steel, Ltd. ..............     22,000        83,372
Komatsu, Ltd. .................      5,500       159,440
Konica Minolta Holdings,
  Inc. ........................      5,500        81,011
Kubota Corp. ..................     11,000        89,072
Kyocera Corp. .................      1,100       117,041
Makita Corp. ..................      1,100        48,812
Marubeni Corp. (a).............     11,000        90,409
Marui Co., Ltd. ...............      4,400        55,403
Matsushita Electric Industrial
  Co., Ltd. ...................     11,000       217,782
Millea Holdings, Inc. (a)......      3,300       135,212
Mitsubishi Chemical Holdings
  Corp. .......................     11,000       100,830
Mitsubishi Corp. ..............      6,600       172,622
Mitsubishi Electric Corp. .....     11,000       101,721
Mitsubishi Estate Co., Ltd. ...     11,000       298,393
Mitsubishi Heavy Industries,
  Ltd. ........................     22,000       140,913
Mitsubishi Rayon Co., Ltd. ....     11,000        78,295
Mitsubishi UFJ Financial Group,
  Inc. ........................         44       484,554
Mitsui & Co., Ltd. ............     11,000       218,673
Mitsui Chemicals, Inc. ........     11,000        83,461
Mitsui Mining & Smelting Co.,
  Ltd. ........................     11,000        51,306
Mitsui OSK Lines, Ltd. ........     11,000       149,107
Mitsui Sumitomo Insurance Co.,
  Ltd. ........................     11,000       140,913
Mizuho Financial Group, Inc. ..         44       303,915
Murata Manufacturing Co.,
  Ltd. ........................      1,100        82,748
NEC Corp. .....................     11,000        56,828
Nidec Corp. ...................      1,100        64,488
Nikko Cordial Corp. ...........      1,500        19,568
Nippon Mining Holdings, Inc. ..      5,500        52,642
Nippon Oil Corp. ..............     11,000       102,077
Nippon Steel Corp. ............     33,000       231,945
Nippon Telegraph & Telephone
  Corp. .......................         22        97,445
Nippon Yusen KK................     11,000       100,741
Nissan Motor Co., Ltd. ........     11,000       117,665
Nitto Denko Corp. .............      1,100        55,403
Nomura Holdings, Inc. .........      8,800       171,019
NTT Data Corp. ................         11        52,107
NTT DoCoMo, Inc. ..............         88       138,953
Obayashi Corp. ................     11,000        59,857
Omron Corp. ...................      2,200        57,719
ORIX Corp. ....................        440       115,616
Osaka Gas Co., Ltd. ...........     22,000        81,590
Resona Holdings, Inc. .........         22        52,553
Rohm Co., Ltd. ................      1,100        97,534
Secom Co., Ltd. ...............      1,100        51,751
Sega Sammy Holdings, Inc. .....      1,100        17,770
Seven & I Holdings Co., Ltd. ..      4,400       125,414
Sharp Corp. ...................     11,000       208,430
Shin-Etsu Chemical Co., Ltd. ..      2,200       156,946
Shinsei Bank, Ltd. ............     11,000        44,358
Softbank Corp. ................      4,400        94,773
Sompo Japan Insurance, Inc. ...     11,000       134,410
Sony Corp. ....................      5,500       281,914
Sumitomo Chemical Co., Ltd. ...     11,000        73,752
Sumitomo Corp. ................      5,500       100,206
Sumitomo Electric Industries,
  Ltd. ........................      4,400        65,415
Sumitomo Metal Industries,
  Ltd. ........................     22,000       129,333
Sumitomo Mitsui Financial
  Group, Inc. .................         33       307,300
T&D Holdings, Inc. ............      1,100        74,197
Takeda Pharmaceutical Co.,
  Ltd. ........................      4,400       283,607
Takefuji Corp. ................        990        33,188
TDK Corp. .....................      1,100       106,174
Teijin, Ltd. ..................     11,000        60,035
Terumo Corp. ..................      1,100        42,398
The 77 Bank, Ltd. .............     11,000        71,258
The Bank of Yokohama, Ltd. ....     11,000        76,959
The Chiba Bank, Ltd. ..........     11,000        97,445
The Joyo Bank, Ltd. ...........     11,000        68,229
The Kansai Electric Power Co.,
  Inc. ........................      3,300        77,894
The Shizuoka Bank, Ltd. .......     11,000       111,341
The Sumitomo Trust & Banking
  Co., Ltd. ...................     11,000       104,660
The Tokyo Electric Power Co.,
  Inc. ........................      5,500       176,363
Tokyo Electron., Ltd. .........      1,100        80,878
Tokyo Gas Co., Ltd. ...........     11,000        52,018
Tokyu Corp. ...................     11,000        73,396
Toppan Printing Co., Ltd. .....     11,000       118,021
Toray Industries, Inc. ........     11,000        81,145
Toshiba Corp. .................     11,000        95,753
Toyota Motor Corp. ............     14,300       903,194
Toyota Tsusho Corp. ...........      1,100        25,386
West Japan Railway Co. ........         11        51,128
Yahoo! Japan Corp. ............         99        33,549
Yamada Denki Co., Ltd. ........        660        68,835
Yamaha Corp. ..................      2,200        45,605
Yamaha Motor Co., Ltd. ........      2,200        63,776
                                             -----------
TOTAL JAPAN....................               14,592,534
                                             -----------
MEXICO -- 1.0%
America Movil SAB de CV........    100,226       309,818
Cemex SAB de CV (a)............     44,804       164,778
Fomento Economico Mexicano SAB
  de CV........................     17,438        68,431
Grupo Financiero Banorte SAB de
  CV...........................     14,627        67,063
Grupo Modelo SA................     13,255        72,281
Grupo Televisa SA..............     20,539       113,620
Telefonos de Mexico SA de CV...     77,950       147,854
                                             -----------
TOTAL MEXICO...................                  943,845
                                             -----------
NETHERLANDS -- 5.2%
ABN AMRO Holding NV............      9,551       439,215
Aegon NV.......................      8,037       158,908
Akzo Nobel NV..................      1,694       146,330
Arcelor Mittal.................      3,412       214,598
ASML Holding NV (a)............      3,045        84,305
Euronext NV (a)................          2           252
European Aeronautic Defence and
  Space Co. NV.................      1,904        62,023
Heineken NV....................      1,419        83,346
ING Groep NV...................      9,534       422,209
James Hardie Industries NV
  ADR..........................      6,033        44,632
Koninklijke (Royal) Philips
  Electronics NV...............      6,390       272,363
Koninklijke Ahold NV (a).......      9,080       114,414
Koninklijke DSM NV.............      1,330        65,652
Reed Elsevier NV...............      6,192       118,247
Royal Dutch Shell PLC..........     13,530       565,449

SPDR(R) MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------               -------   -----------

Royal Dutch Shell PLC (Class A)
  (a)..........................     18,546   $   756,846
Royal KPN NV...................     10,861       180,714
Royal Numico NV................      1,046        54,429
SBM Offshore NV................      1,554        59,394
STMicroelectronics NV..........      3,963        76,804
TNT NV.........................      2,679       120,954
Unilever NV....................      8,630       268,782
Unilever PLC...................      6,554       212,366
Wereldhave NV..................        609        85,094
Wolters Kluwer NV..............      2,317        70,877
                                             -----------
TOTAL NETHERLANDS..............                4,678,203
                                             -----------
NEW ZEALAND -- 0.2%
Orkla ASA......................      7,694       145,898
                                             -----------
NORWAY -- 0.6%
DnB NOR ASA....................      4,828        62,288
Norsk Hydro ASA................      4,309       166,338
Norske Skogindustrier ASA......      3,456        49,853
Statoil ASA....................      3,412       106,005
Storebrand ASA.................      3,210        50,055
Telenor ASA (a)................      4,320        84,661
Yara International ASA.........      2,192        66,061
                                             -----------
TOTAL NORWAY...................                  585,261
                                             -----------
PORTUGAL -- 0.3%
Banco Comercial Portugues SA...     22,267       124,501
Portugal Telecom SGPS SA.......      8,360       115,503
                                             -----------
TOTAL PORTUGAL.................                  240,004
                                             -----------
RUSSIA -- 1.4%
Gazprom OAO ADR................     12,280       514,532
LUKOIL ADR.....................      2,968       226,162
Mobile Telesystems OJSC ADR....      1,485        89,946
Tatneft GDR....................      1,571       143,747
Unified Energy System (a)......      1,388       189,115
Vimpel-Communications ADR......      1,245       131,173
                                             -----------
TOTAL RUSSIA...................                1,294,675
                                             -----------
SINGAPORE -- 0.9%
CapitaLand, Ltd. ..............     15,000        79,440
DBS Group Holdings, Ltd. ......     11,000       163,981
Fraser and Neave, Ltd. ........     22,000        78,394
Singapore Exchange, Ltd. ......     22,000       140,966
Singapore Press Holdings,
  Ltd. ........................     33,000       100,114
Singapore Telecommunications,
  Ltd. ........................     33,000        73,360
United Overseas Bank, Ltd. ....     11,000       158,227
                                             -----------
TOTAL SINGAPORE................                  794,482
                                             -----------
SOUTH AFRICA -- 1.2%
Anglo Platinum, Ltd. ..........        412        68,005
AngloGold Ashanti, Ltd. .......      1,286        48,708
Barloworld, Ltd. ..............      2,712        75,761
FirstRand, Ltd. ...............     19,621        62,881
Gold Fields, Ltd. .............      4,538        70,400
Harmony Gold Mining Co., Ltd.
  (a)..........................      6,569        93,402
Impala Platinum Holdings,
  Ltd. ........................      3,290       100,771
Imperial Holdings, Ltd. .......      2,449        50,633
MTN Group, Ltd. ...............      7,926       108,348
Naspers, Ltd. .................      2,295        59,230
Sanlam, Ltd. ..................     21,447        68,398
Sasol, Ltd. ...................      3,412       128,700
Standard Bank Group, Ltd. .....      7,498       104,517
Telkom SA, Ltd. ...............      2,526        63,902
                                             -----------
TOTAL SOUTH AFRICA.............                1,103,656
                                             -----------
SOUTH KOREA -- 2.3%
Hana Financial Group, Inc. ....        820        39,984
Hyundai Development Co. .......        600        42,732
Hyundai Heavy Industries.......        300       112,025
Hyundai Mobis..................        420        39,913
Kia Motors Corp. (a)...........      3,080        48,005
Kookmin Bank...................      1,800       158,004
Korea Electric Power Corp.
  ADR..........................      3,144        68,854
KT Corp. ADR...................      2,262        53,067
KT Freetel Co., Ltd. ..........      1,200        37,017
KT&G Corp. ....................        820        57,690
LG Electronics, Inc. ..........        820        67,808
NHN Corp. (a)..................        283        51,613
POSCO ADR......................      1,661       199,320
Samsung Corp. .................      1,450        71,095
Samsung Electro-Mechanics Co.,
  Ltd. ........................      1,150        62,983
Samsung Electronics Co., Ltd...        638       197,461
Samsung Electronics Co., Ltd.
  GDR (c)......................        762       235,839
Samsung Fire & Marine Insurance
  Co., Ltd. ...................        300        57,799
Samsung Heavy Industries Co.,
  Ltd. ........................      1,580        77,299
Samsung Securities Co., Ltd. ..        820        65,944
Shinhan Financial Group Co.,
  Ltd. ........................      1,350        82,119
Shinsegae Co., Ltd. ...........         80        52,127
SK Corp. ......................        680        98,993
SK Telecom Co., Ltd. ADR.......      2,602        71,165
                                             -----------
TOTAL SOUTH KOREA..............                2,048,856
                                             -----------
SPAIN -- 3.7%
Abertis Infraestructuras SA....      2,690        83,668
Acciona SA.....................        368       100,544
Acerinox SA....................      2,251        55,147
ACS Actividades de Construccion
  y Servicios..................      1,893       120,978
ADRRepsol YPF SA...............      4,939       195,108
Altadis SA.....................      2,092       139,007
Banco Bilbao Vizcaya Argentaria
  SA...........................     16,695       410,363
Banco Popular Espanol SA.......      6,324       118,035
Banco Santander Central Hispano
  SA...........................     27,692       511,998
Ebro Puleva SA.................      3,199        68,997
Endesa SA......................      3,709       201,420
Gamesa Corp Tecnologica SA.....      2,262        82,484
Gas Natural SDG SA.............      1,705       103,920
Grupo Ferrovial SA.............        654        64,522
Iberdrola SA...................      4,364       244,770
Indra Sistemas SA..............      2,855        71,410
Industria de Desino Textil SA
  (Inditex)....................      1,474        87,133
Mapfre SA......................     11,029        54,814
Sacyr Vallehermoso SA..........        863        41,644
Telefonica SA..................     22,033       492,175
Union Fenosa SA................      1,075        57,566
                                             -----------
TOTAL SPAIN....................                3,305,703
                                             -----------
SWEDEN -- 2.0%
Assa Abloy AB (Class B)........      2,912        64,337
Atlas Copco AB (Class B).......      6,712       105,713
Boliden AB.....................      2,004        41,718
Hennes & Mauritz AB (Class B)..      2,416       143,222
Husqvarna AB (Class B).........      3,210        45,642
Nordea Bank AB.................     11,073       173,591
Sandvik AB.....................      6,011       121,847
Securitas AB (Class B).........      3,643        57,908
Skandinaviska Enskilda Banken
  AB...........................      2,800        90,649
Skanska AB (Class B)...........      3,610        77,652
SKF AB (Class B)...............      3,511        73,986
Svenska Handelsbanken AB (Class
  A)...........................      3,078        86,408

SPDR(R) MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------               -------   -----------

Tele2 AB (Class B).............      3,012   $    49,305
Telefonaktiebolaget LM Ericsson
  (Class B)....................     79,146       316,944
Telekomunikacja Polska SA......      7,534        66,827
TeliaSonera AB.................     10,662        78,521
Volvo AB ADR...................      8,034       165,198
                                             -----------
TOTAL SWEDEN...................                1,759,468
                                             -----------
SWITZERLAND -- 5.5%
ABB, Ltd. ADR..................     10,962       248,648
Adecco SA......................        874        67,711
Ciba Specialty Chemicals AG....      1,064        69,235
Compagnie Financiere Richemont
  SA (Class A).................      2,833       169,897
Credit Suisse Group............      5,846       416,652
Geberit AG.....................        331        56,445
Givaudan SA....................         77        76,020
Holcim, Ltd. ..................      1,141       123,633
Kuehne & Nagel International
  AG...........................        676        62,217
Logitech International SA (a)..      1,408        37,624
Nestle SA......................      1,960       745,235
Nobel Biocare Holding AG.......        187        61,108
Novartis AG (a)................     11,329       637,811
PSP Swiss Property AG (a)......      1,816       101,646
Roche Holding AG...............      3,522       624,741
SGS SA.........................         44        52,128
Swatch Group AG................        346        98,526
Swiss Reinsurance..............      1,805       164,800
Syngenta AG....................        620       121,005
UBS AG.........................      9,687       581,726
Xstrata PLC....................      3,199       191,715
Zurich Financial Services AG
  (a)..........................        764       236,412
                                             -----------
TOTAL SWITZERLAND..............                4,944,935
                                             -----------
TAIWAN -- 1.6%
AU Optronics Corp. ADR.........     21,192       364,502
Taiwan Semiconductor
  Manufacturing Co., Ltd. .....     51,246       570,371
United Microelectronics
  Corp. .......................    137,024       468,622
                                             -----------
TOTAL TAIWAN...................                1,403,495
                                             -----------
THAILAND -- 0.3%
Bangkok Bank PCL...............     60,400       213,434
PTT PCL........................      8,000        62,563
                                             -----------
TOTAL THAILAND.................                  275,997
                                             -----------
TURKEY -- 0.2%
Akbank TAS.....................      9,053        50,601
Turkiye Garanti Bankasi AS.....     14,583        82,068
Turkiye Is Bankasi.............     11,582        54,538
                                             -----------
TOTAL TURKEY...................                  187,207
                                             -----------
UNITED KINGDOM -- 16.6%
3i Group PLC...................      3,177        74,259
Anglo American Capital PLC
  (a)..........................      7,564       446,934
AstraZeneca PLC................      8,016       431,504
Aviva PLC......................     12,677       189,105
BAE Systems PLC................     17,130       139,193
Barclays PLC...................     31,782       443,810
Barratt Developments PLC.......      2,192        43,671
BG Group PLC...................     17,482       288,141
BHP Billiton PLC...............     12,688       353,846
BP PLC.........................     98,066     1,186,430
British Airways PLC (a)........      4,199        35,257
British American Tobacco PLC...      7,853       267,534
British Land Co. PLC...........      3,045        81,865
British Sky Broadcasting Group
  PLC..........................      7,198        92,427
BT Group PLC...................     42,009       280,247
Burberry Group PLC.............      4,243        58,484
Cable & Wireless PLC...........     14,791        57,720
Cadbury Schweppes PLC..........     11,823       161,303
Capita Group PLC...............      4,839        70,485
Carnival PLC...................      1,240        59,336
Centrica PLC...................     19,621       152,939
Cobham PLC.....................     15,546        63,473
Compass Group PLC..............     13,464        93,399
Diageo PLC.....................     13,644       283,875
DSG International PLC..........     13,941        44,389
Enerplus Resources Fund........      1,661        78,182
Enterprise Inns PLC............      4,716        65,193
Experian Group, Ltd. ..........      5,989        75,641
Firstgroup PLC.................      4,485        60,110
George Wimpey PLC..............      3,952        39,883
GKN PLC........................      7,761        62,013
GlaxoSmithKline PLC............     28,942       757,784
Group 4 Securicor PLC..........     11,669        49,517
Hammerson PLC..................      2,262        65,080
Hanson PLC.....................      4,595        99,383
Hays PLC.......................     14,616        50,219
HBOS PLC.......................     19,422       384,023
Home Retail Group..............      5,890        54,242
HSBC Holdings PLC..............     54,279       996,458
ICAP PLC.......................      4,994        49,497
IMI PLC........................      6,490        77,541
Imperial Chemical Industries
  PLC..........................      7,209        89,965
Imperial Tobacco Group PLC.....      3,709       171,676
Inchcape PLC...................      4,591        46,148
Intercontinental Hotels Group
  PLC..........................      2,230        55,659
International Power PLC........      9,135        78,719
Intertek Group PLC.............      2,855        56,365
Inveco PLCI....................      4,793        62,170
Investec PLC...................      3,177        40,986
ITV PLC........................     27,214        62,354
J Sainsbury PLC................      9,578       112,322
Kingfisher PLC.................     16,165        73,460
Land Securities Group PLC......      2,526        88,336
Legal & General Group PLC......     31,479        94,800
Lloyds TSB Group PLC...........     28,135       313,854
LogicaCMG PLC..................     10,629        32,361
Man Group PLC..................     10,045       122,736
Marks & Spencer Group PLC......      9,358       117,910
National Grid PLC..............     13,986       207,089
Next PLC.......................      1,871        75,415
Old Mutual PLC.................     28,767        97,483
Pearson PLC....................      5,027        85,024
Persimmon PLC..................      2,043        47,466
Prudential PLC.................     12,246       175,428
Punch Taverns PLC..............      1,993        49,183
Rank Group.....................      2,646         9,888
Reckitt Benckiser PLC..........      3,289       180,479
Reed Elsevier PLC..............      8,461       109,748
Rentokil Initial PLC...........     19,387        62,430
Resolution PLC (a).............      4,496        56,469
Reuters Group PLC..............      7,761        96,386
Rio Tinto PLC..................      5,327       409,023
Rolls-Royce Group PLC (Class B)
  (a)..........................     10,276       111,024
Royal & Sun Alliance Insurance
  Group PLC....................     18,059        52,719
Royal Bank of Scotland Group
  PLC..........................     47,304       600,769
SABMiller PLC..................      4,749       120,626
Scottish & Newcastle PLC.......      6,159        79,147
Scottish & Southern Energy
  PLC..........................      4,771       138,702

SPDR(R) MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES      VALUE
--------------------               -------   -----------

Severn Trent PLC...............      2,372   $    65,818
Smith & Nephew PLC.............      6,975        86,625
Smiths Group PLC...............      2,829        67,260
Standard Life PLC..............     13,086        86,707
Tate & Lyle PLC................      4,051        46,125
Taylor Wimpey PLC..............      6,000        43,427
Tesco PLC......................     40,359       338,877
The Sage Group PLC.............     10,640        50,060
Tomkins PLC....................     10,166        53,031
United Utilities PLC...........      6,346        90,336
Vodafone Group.................    268,149       902,764
Whitbread PLC..................      1,827        64,844
William Hill PLC...............      4,452        54,933
Wolseley PLC...................      3,754        90,533
WPP Group PLC..................      7,019       105,408
Yell Group PLC.................      5,912        54,830
                                             -----------
TOTAL UNITED KINGDOM...........               14,950,289
                                             -----------
TOTAL COMMON STOCKS --
  (Cost $84,270,229)...........               89,126,929
                                             -----------
RIGHTS -- 0.0% (a)(c)
AUSTRALIA -- 0.0% (a)(c)
Westfield Group (expiring
  7/06/07) (Cost $0)...........        503           196
                                             -----------
HONG KONG -- 0.0% (a)(c)
New World Development Ltd.
  (expiring 7/03/07) (Cost
  $0)..........................        181            --
                                             -----------
TOTAL RIGHTS (Cost $0).........                      196
                                             -----------
SHORT TERM INVESTMENTS -- 0.1%
STIC Prime Portfolio (Cost
  $55,337).....................     55,337        56,337
                                             -----------
TOTAL INVESTMENTS -- 99.1%
  (Cost $84,325,566)...........               89,183,462
OTHER ASSETS AND
  LIABILITIES -- 0.9%..........                  838,338
                                             -----------
NET ASSETS -- 100.0%...........              $90,021,800
                                             ===========




(a) Non-income producing security
(b) Security purchased pursuant to Rule 144A of Securities Act of 1933. This security, which represents 0.3% of net assets as of June 30, 2007, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) Amount shown represents less than 0.05% of net assets.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

INDUSTRY BREAKDOWN AS OF JUNE 30, 2007*




 ------------------------------------------------
                                 PERCENT OF
 INDUSTRY                        NET ASSETS

 ------------------------------------------------


Commercial Banks                     15.7%
Oil, Gas & Consumable Fuels          10.6
Metals & Mining                       5.5
Insurance                             5.0
Pharmaceuticals                       4.6
Diversified Telecommunication
  Service                             3.6
Food & Staples Retailing              3.4
Automobiles                           3.3
Wireless Telecommunication
  Services                            3.2
Real Estate Management &
  Development                         3.1
Electric Utilities                    2.7
Diversified Financial Services        2.7
Semiconductors & Semiconductor
  Equipment                           2.3
Electronic Equipment &
  Instrument                          2.3
Chemicals                             2.2
Transportation Infrastructure         1.7
Media                                 1.6
Construction Materials                1.3
Beverages                             1.3
Commercial Services & Supplies        1.3
Machinery                             1.2
Multi-Utilities                       1.2
Industrial Conglomerates              1.1
Trading Companies &
  Distributors                        1.1
Engineering & Construction            1.0
Textiles, Apparel & Luxury
  Goods                               1.0
Road & Rail                           0.9
Building Products                     0.9
Hotels, Restaurants & Leisure         0.9
Household Durables                    0.9
Tobacco                               0.8
Capital Markets                       0.8
Auto Components                       0.7
Multiline Retail                      0.7
Health Care Providers &
  Services                            0.7
IT Services                           0.6
Specialty Retail                      0.6
Aerospace & Defense                   0.5
Marine                                0.5
Independent Power Producers &
  Energy Traders                      0.4
Distributors                          0.4
Air Freight & Logistics               0.3
Airlines                              0.3
Communications Equipment              0.3
Computers & Peripherals               0.3
Construction & Engineering            0.3
Electrical Equipment                  0.3
Forest Products & Paper               0.3
Gas Utilities                         0.3
Water Utilities                       0.3
Food Products                         0.3
Software                              0.3
Health Care Equipment &
  Supplies                            0.3
Leisure Equipment & Products          0.2
Personal Products                     0.2
Telecommunications                    0.2
Biotechnology                         0.1
Containers & Packaging                0.1
Household Products                    0.1
Internet Software & Services          0.1
Life Sciences, Tools & Services       0.1
Short-Term Investments                0.1
Other Assets & Liabilities            0.9

 ------------------------------------------------

TOTAL                               100.0%
 ------------------------------------------------



  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

SPDR(R) RUSSELL/NOMURA PRIME(TM) JAPAN ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                 SHARES       VALUE
--------------------                -------   ------------


COMMON STOCKS -- 99.5%
JAPAN -- 99.5%
AIR FREIGHT & LOGISTICS -- 0.1%
Yamato Holdings Co., Ltd. ....       28,180   $    397,731
                                              ------------
AIRLINES -- 0.3%
All Nippon Airways Co.,
  Ltd. .......................       96,000        364,581
Japan Airlines Corp. (a)......      192,000        360,695
                                              ------------
                                                   725,276
                                              ------------
AUTO COMPONENTS -- 2.8%
Aisin Seiki Co., Ltd. ........       16,668        611,410
Bosch Corp. ..................       46,727        231,185
Bridgestone Corp. ............       50,403      1,077,484
Denso Corp. ..................       38,447      1,500,583
FCC Co., Ltd. ................        7,684        157,731
Futaba Industrial Co., Ltd. ..       12,308        296,999
Keihin Corp. .................        7,156        137,621
NGK Spark Plug Co., Ltd. .....       19,160        332,792
NHK Spring Co., Ltd. .........       23,340        224,338
Nissin Kogyo Co., Ltd. .......        9,116        253,191
NOK Corp. ....................       16,316        343,509
Showa Corp. ..................       11,912        158,383
Stanley Electric Co., Ltd. ...       16,844        365,536
Sumitomo Rubber Industries,
  Inc. .......................       21,908        261,133
Tokai Rika Co., Ltd. .........       12,220        333,466
Toyo Tire & Rubber Co.,
  Ltd. .......................       49,851        258,751
Toyoda Gosei Co., Ltd. .......        9,468        266,801
Toyota Industries Corp. ......       16,272        754,999
                                              ------------
                                                 7,565,912
                                              ------------
AUTOMOBILES -- 7.2%
Daihatsu Motor Co., Ltd. .....       26,464        242,150
Fuji Heavy Industries, Ltd. ..       51,347        245,311
Honda Motor Co., Ltd. ........      112,674      4,105,697
Isuzu Motors, Ltd. ...........       95,651        517,388
Mazda Motor Corp. ............       71,123        404,870
Mitsubishi Motors Corp. (a)...      239,173        362,163
Nissan Motor Co., Ltd. .......      170,362      1,822,327
Suzuki Motor Corp. ...........       28,492        807,498
Toyota Motor Corp. ...........      165,077     10,426,338
Yamaha Motor Co., Ltd. .......       18,716        542,559
                                              ------------
                                                19,476,301
                                              ------------
BEVERAGES -- 0.8%
Asahi Breweries, Ltd. ........       31,684        490,288
ITO EN, Ltd. .................        9,556        313,388
Kirin Brewery Co., Ltd. ......       67,207      1,002,976
Takara Holdings, Inc. ........       51,479        342,651
                                              ------------
                                                 2,149,303
                                              ------------
BUILDING PRODUCTS -- 0.9%
Aica Kogyo Co., Ltd. .........       22,084        252,501
Asahi Glass Co., Ltd. ........       71,299        960,699
Daikin Industries, Ltd. ......       19,332        702,868
JS Group Corp. ...............       25,872        523,746
                                              ------------
                                                 2,439,814
                                              ------------
CAPITAL MARKETS -- 2.2%
Daiwa Securities Group,
  Inc. .......................       99,482      1,057,694
Jafco Co., Ltd. ..............        4,712        216,723
Mitsubishi UFJ Securities
  Co. ........................       25,936        290,453
Nomura Holdings, Inc. ........      151,476      2,943,782
Okasan Holdings, Inc. ........       29,107        193,033
SBI E*trade Securities Co.,
  Ltd. .......................          192        203,668
SBI Holdings, Inc. ...........          864        273,903
Shinko Securities Co., Ltd. ..       73,587        380,165
Tokai Tokyo Securities Co.,
  Ltd. .......................       68,967        393,714
                                              ------------
                                                 5,953,135
                                              ------------
CHEMICALS -- 4.3%
Asahi Kasei Corp. ............       94,859        622,177
Daicel Chemical Industries,
  Ltd. .......................       45,055        292,961
Dainippon Ink and Chemicals,
  Inc. .......................       75,391        290,588
Hitachi Chemical Co., Ltd. ...       12,176        275,080
JSR Corp. ....................       18,760        451,929
Kaneka Corp. .................       28,224        236,086
Kansai Paint Co., Ltd. .......       28,092        245,445
Kuraray Co., Ltd. ............       36,971        432,593
Mitsubishi Chemical Holdings
  Corp. ......................       83,123        761,936
Mitsubishi Gas Chemical Co.,
  Inc. .......................       28,268        257,970
Mitsubishi Rayon Co., Ltd. ...       50,291        357,956
Mitsui Chemicals, Inc. .......       52,843        400,938
Nifco, Inc. ..................       13,828        301,765
Nissan Chemical Industries,
  Ltd. .......................       22,416        263,013
Nitto Denko Corp. ............       14,884        749,654
Shin-Etsu Chemical Co.,
  Ltd. .......................       29,020      2,070,255
Showa Denko K.K. .............       90,723        327,645
Sumitomo Chemical Co., Ltd. ..      117,674        788,972
Taiyo Nippon Sanso Corp. .....       28,180        217,463
Teijin, Ltd. .................       73,367        400,416
Tokai Carbon Co., Ltd. .......       27,828        260,264
Toray Industries, Inc. .......      100,758        743,273
Tosoh Corp. ..................       50,599        280,662
Ube Industries, Ltd. .........       97,543        300,144
Zeon Corp. ...................       24,132        255,985
                                              ------------
                                                11,585,170
                                              ------------
COMMERCIAL BANKS -- 10.0%
Fukuoka Financial Group, Inc.
  (a).........................       51,523        339,607
Hokuhoku Financial Group,
  Inc. .......................       99,658        321,985
Mitsubishi UFJ Financial
  Group, Inc. ................          672      7,400,462
Mitsui Trust Holdings, Inc. ..       73,981        643,391
Mizuho Financial Group,
  Inc. .......................          764      5,277,072
Resona Holdings, Inc. ........          384        917,284
Shinsei Bank, Ltd. ...........      114,726        462,639
Sumitomo Mitsui Financial
  Group, Inc. ................          480      4,469,817
Suruga Bank, Ltd. ............       25,496        320,623
The 77 Bank, Ltd. ............       45,803        296,712
The Awa Bank, Ltd. ...........       50,731        256,335
The Bank of Kyoto, Ltd. ......       27,916        333,875
The Bank of Yokohama, Ltd. ...       94,947        664,271
The Chiba Bank, Ltd. .........       53,063        470,067
The Chugoku Bank, Ltd. .......       22,504        311,971
The Hachijuni Bank, Ltd. .....       49,719        349,054
The Hiroshima Bank, Ltd. .....       66,811        369,504
The Hyakugo Bank, Ltd. .......       49,147        332,701
The Iyo Bank, Ltd. ...........       28,180        267,207
The Joyo Bank, Ltd. ..........       70,155        435,149
The Juroku Bank, Ltd. ........       48,883        309,935
The Musashino Bank, Ltd. .....        5,020        243,896
The Nanto Bank, Ltd. .........       51,391        266,329
The Nishi-Nippon City Bank,
  Ltd. .......................       52,799        192,820
The Shizuoka Bank, Ltd. ......       45,363        459,158
The Sumitomo Trust & Banking
  Co., Ltd. ..................      121,634      1,157,293
Yamaguchi Financial Group,
  Inc. .......................       23,076        280,847
                                              ------------
                                                27,150,004
                                              ------------

SPDR(R) RUSSELL/NOMURA PRIME(TM) JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES       VALUE
--------------------                -------   ------------

COMMERCIAL SERVICES & SUPPLIES -- 1.0%
Dai Nippon Printing Co.,
  Ltd. .......................       47,739   $   $710,895
Meitec Corp. .................       11,912        340,494
Nissha Printing Co., Ltd. ....        4,536        123,046
Park24 Co., Ltd. .............       12,000        120,491
Secom Co., Ltd. ..............       19,068        897,082
The Goodwill Group, Inc. (a)..          288         98,880
Toppan Printing Co., Ltd. ....       47,299        507,480
                                              ------------
                                                 2,798,368
                                              ------------
COMMUNICATIONS EQUIPMENT -- 0.1%
Epson Toyocom Corp. ..........       25,188        185,807
                                              ------------
COMPUTERS & PERIPHERALS -- 1.7%
Fujitsu, Ltd. ................      165,498      1,216,828
NEC Corp. ....................      167,918        867,498
Seiko Epson Corp. ............       12,176        351,985
Toshiba Corp. ................      237,633      2,068,549
                                              ------------
                                                 4,504,860
                                              ------------
CONSTRUCTION & ENGINEERING -- 1.1%
Chiyoda Corp. ................       19,688        374,645
COMSYS Holdings Corp. ........       24,000        277,323
JGC Corp. ....................       22,460        420,119
Kajima Corp. .................       94,595        395,247
Kyowa Exeo Corp. .............       22,548        261,275
Maeda Corp. ..................       66,855        296,123
Obayashi Corp. ...............       66,679        362,835
Shimizu Corp. ................       67,559        391,147
Taisei Corp. .................       98,995        334,272
                                              ------------
                                                 3,112,986
                                              ------------
CONSTRUCTION MATERIALS -- 0.2%
Taiheiyo Cement Corp. ........       95,607        422,701
                                              ------------
CONSUMER FINANCE -- 1.7%
Acom Co., Ltd. ...............        8,422        301,431
Aeon Credit Service Co.,
  Ltd. .......................       10,040        158,858
Aiful Corp. ..................       13,081        374,969
Credit Saison Co., Ltd. ......       14,664        381,161
Mitsubishi UFJ NICOS Co., Ltd.
  (a).........................       68,282        199,602
NIS Group Co., Ltd. ..........      563,651        232,772
Orient Corp. (a)..............       73,501        121,415
ORIX Corp. ...................        8,116      2,132,590
Promise Co., Ltd. ............       10,514        323,521
SFCG Co., Ltd. ...............        1,178        196,786
Takefuji Corp. ...............        9,164        307,210
                                              ------------
                                                 4,730,315
                                              ------------
CONTAINERS & PACKAGING -- 0.1%
Toyo Seikan Kaisha, Ltd. .....       16,448        316,986
                                              ------------
DISTRIBUTORS -- 0.1%
Canon Marketing Japan, Inc. ..       11,692        238,583
                                              ------------
DIVERSIFIED CONSUMER SERVICES -- 0.1%
                                              ------------
Benesse Corp. ................        9,028        260,982
                                              ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.2%
Mizuho Trust & Banking Co.,
  Ltd. .......................      212,370        429,916
                                              ------------
DIVERSIFIED TELECOMMUNICATION -- 1.2%
Nippon Telegraph & Telephone
  Corp. ......................          768      3,401,725
                                              ------------
ELECTRIC UTILITIES -- 3.4%
Chubu Electric Power Co.,
  Inc. .......................       49,963      1,322,961
Hokkaido Electric Power Co.,
  Inc. .......................       18,628        403,497
Hokuriku Electric Power Co. ..       19,112        369,101
Kyushu Electric Power Co.,
  Inc. .......................       28,976        757,865
Shikoku Electric Power Co.,
  Inc. .......................       21,072        495,681
The Chugoku Electric Power
  Co., Inc. ..................       23,648        467,234
The Kansai Electric Power Co.,
  Inc. .......................       57,911      1,366,942
The Okinawa Electric Power
  Co., Inc. ..................        7,536        440,584
The Tokyo Electric Power Co.,
  Inc. .......................       86,667      2,779,071
Tohoku Electric Power Co.,
  Inc. .......................       34,043        762,208
                                              ------------
                                                 9,165,144
                                              ------------
ELECTRICAL EQUIPMENT -- 1.3%
Fuji Electric Holdings Co.,
  Ltd. .......................       69,099        350,265
Fujikura, Ltd. ...............       29,107        216,131
Matsushita Electric Works,
  Ltd. .......................       29,151        372,015
Mitsubishi Electric Corp. ....      144,974      1,340,624
Sumitomo Electric Industries,
  Ltd. .......................       59,387        882,906
Ushio, Inc. ..................       16,536        366,217
                                              ------------
                                                 3,528,158
                                              ------------
ELECTRONIC EQUIPMENT & INSTRUMENT -- 5.2%
Alps Electric Co., Ltd. ......       23,868        238,110
Casio Computer Co., Ltd. .....       18,848        293,644
Dainippon Screen Manufacturing
  Co., Ltd. ..................       25,364        191,213
Hamamatsu Photonics K.K. .....        9,468        296,702
Hirose Electric Co., Ltd. ....        2,708        355,672
Hitachi, Ltd. ................      216,933      1,537,037
Horiba, Ltd. .................        9,204        376,373
Hoya Corp. ...................       33,732      1,117,162
Ibiden Co., Ltd. .............        9,996        644,303
Keyence Corp. ................        2,840        619,306
Konica Minolta Holdings,
  Inc. .......................       36,575        538,726
Kyocera Corp. ................       14,092      1,499,404
Murata Manufacturing Co.,
  Ltd. .......................       18,628      1,401,305
Nidec Corp. ..................        5,064        296,881
Nippon Electric Glass Co.,
  Ltd. .......................       33,548        590,849
Oki Electric Industry Co.,
  Ltd. (a)....................      115,166        213,555
Olympus Corp. ................       21,492        837,091
Omron Corp. ..................       21,380        560,923
Shimadzu Corp. ...............       28,312        297,116
Taiyo Yuden Co., Ltd. ........       19,776        457,188
TDK Corp. ....................        9,996        964,835
The Furukawa Electric Co.,
  Ltd. .......................       66,899        368,907
Yaskawa Electric Corp. .......       23,604        268,351
Yokogawa Electric Corp. ......       21,864        292,830
                                              ------------
                                                14,257,483
                                              ------------
FOOD & STAPLES RETAILING -- 1.4%
Aeon Co., Ltd. ...............       52,803        979,140
Cawachi, Ltd. ................        9,248        273,333
FamilyMart Co., Ltd. .........        9,952        261,905
Izumiya Co., Ltd. ............       27,740        201,937
Seven & I Holdings Co.,
  Ltd. .......................       66,939      1,907,974
UNY Co., Ltd. ................       24,000        284,514
                                              ------------
                                                 3,908,803
                                              ------------
FOOD PRODUCTS -- 1.0%
Ajinomoto Co., Inc. ..........       48,003        552,348
Hokuto Corp. .................       24,000        435,321
Kikkoman Corp. ...............       27,256        404,332
Meiji Dairies Corp. ..........       44,175        280,800
Nissin Food Products Co.,
  Ltd. .......................       12,440        416,027
Sakata Seed Corp. ............       31,684        393,821
Yakult Honsha Co., Ltd. ......       12,264        309,840
                                              ------------
                                                 2,792,489
                                              ------------

SPDR(R) RUSSELL/NOMURA PRIME(TM) JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES       VALUE
--------------------                -------   ------------

GAS UTILITIES -- 0.5%
Saibu Gas Co., Ltd. ..........      192,273   $    421,928
Tokyo Gas Co., Ltd. ..........      187,873        888,439
                                              ------------
                                                 1,310,367
                                              ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.3%
Miraca Holdings, Inc. ........        9,336        186,727
Terumo Corp. .................       14,356        553,339
                                              ------------
                                                   740,066
                                              ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.2%
Alfresa Holdings Corp. .......        2,884        200,604
Mediceo Paltac Holdings Co.,
  Ltd. .......................       16,492        252,131
Suzuken Co., Ltd. ............        7,332        228,577
                                              ------------
                                                   681,312
                                              ------------
HOTELS, RESTAURANTS & LEISURE -- 0.2%
Oriental Land Co., Ltd. ......        6,804        354,263
Round One Corp. ..............           96        174,129
                                              ------------
                                                   528,392
                                              ------------
HOUSEHOLD DURABLES -- 5.0%
Daikyo, Inc. .................       27,256        123,374
Daito Trust Construction Co.,
  Ltd. .......................        7,464        354,781
Daiwa House Industry Co.,
  Ltd. .......................       45,363        647,230
Funai Electric Co., Ltd. .....        2,695        156,906
Haseko Corp. (a)..............       82,639        244,247
Makita Corp. .................       12,176        540,301
Matsushita Electric Industrial
  Co., Ltd. ..................      172,981      3,424,742
Pioneer Corp. ................       18,760        254,751
Sangetsu Co., Ltd. ...........       14,576        313,957
Sanyo Electric Co., Ltd. (a)..      162,422        265,673
Sekisui Chemical Co., Ltd. ...       47,079        363,304
Sekisui House, Ltd. ..........       42,679        568,500
Sharp Corp. ..................       71,519      1,355,152
Sony Corp. ...................       89,111      4,567,575
Sumitomo Forestry Co., Ltd. ..       22,768        219,946
TOTO, Ltd. ...................       28,444        245,757
                                              ------------
                                                13,646,196
                                              ------------
HOUSEHOLD PRODUCTS -- 0.5%
Kao Corp. ....................       43,339      1,119,490
Uni-Charm Corp. ..............        4,844        274,178
                                              ------------
                                                 1,393,668
                                              ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
Electric Power Development
  Co., Ltd. ..................       14,840        588,817
                                              ------------
INDUSTRIAL CONGLOMERATES -- 0.3%
Hankyu Hanshin Holdings,
  Inc. .......................      116,486        614,053
Keihan Electric Railway Co.,
  Ltd. .......................       68,747        266,092
                                              ------------
                                                   880,145
                                              ------------
INSURANCE -- 2.5%
Aioi Insurance Co., Ltd. .....       52,579        341,032
Millea Holdings, Inc. (a).....       57,647      2,361,989
Mitsui Sumitomo Insurance Co.,
  Ltd. .......................      115,122      1,474,740
Nipponkoa Insurance Co.,
  Ltd. .......................       75,479        678,422
Sompo Japan Insurance, Inc. ..       70,111        856,694
T&D Holdings, Inc. ...........       15,710      1,059,673
                                              ------------
                                                 6,772,550
                                              ------------
INTERNET & CATALOG RETAIL -- 0.1%
Rakuten, Inc. ................          576        193,563
                                              ------------
INTERNET SOFTWARE & SERVICES -- 0.2%
Yahoo! Japan Corp. ...........        1,536        520,520
                                              ------------
IT SERVICES -- 0.7%
CSK Holdings Corp. ...........        9,556        335,828
Itochu Techno-Solutions
  Corp. ......................        5,108        200,192
NET One Systems Co., Ltd. ....          192        211,442
Nomura Research Institute,
  Ltd. .......................       13,896        408,458
NTT Data Corp. ...............           96        454,755
Otsuka Corp. .................        2,312        219,228
TIS, Inc. ....................        7,332        168,019
                                              ------------
                                                 1,997,922
                                              ------------
LEISURE EQUIPMENT & PRODUCTS -- 1.5%
FUJIFILM Holdings Corp. ......       38,227      1,705,582
Namco Bandai Holdings, Inc. ..       19,332        304,628
Nikon Corp. ..................       24,440        680,786
Sankyo Co., Ltd. .............        5,240        220,216
Sega Sammy Holdings, Inc. ....       19,631        317,129
Shimano, Inc. ................       11,692        400,479
Yamaha Corp. .................       16,492        341,872
                                              ------------
                                                 3,970,692
                                              ------------
MACHINERY -- 5.4%
Amada Co., Ltd. ..............       44,527        555,619
Amano Corp. ..................       18,936        266,495
Fanuc, Ltd. ..................       16,580      1,707,742
Glory, Ltd. ..................       12,044        263,321
Ishikawajima-Harima Heavy
  Industries Co., Ltd. .......       96,311        350,945
JTEKT Corp. ..................       17,108        308,926
Kawasaki Heavy Industries,
  Ltd. (a)....................      100,978        412,105
Komatsu, Ltd. ................       78,939      2,288,365
Komori Corp. .................       18,588        434,992
Kubota Corp. .................       48,663        394,048
Kurita Water Industries,
  Ltd. .......................       12,176        381,563
Minebea Co., Ltd. ............       47,255        266,705
Mitsubishi Heavy Industries,
  Ltd. .......................      244,676      1,567,179
Mitsui Engineering &
  Shipbuilding Co., Ltd. .....       75,567        403,244
Mori Seiki Co., Ltd. .........       11,868        368,067
NGK Insulators., Ltd. ........       25,320        621,237
NSK, Ltd. ....................       46,463        480,074
NTN Corp. ....................       45,495        391,604
OKUMA Corp. ..................       23,648        373,596
OSG Corp. ....................       14,312        196,784
SMC Corp. ....................        5,020        666,650
Sumitomo Heavy Industries,
  Ltd. .......................       48,795        551,979
Tadano, Ltd. .................       23,780        354,115
The Japan Steel Works, Ltd. ..       28,708        437,030
THK Co., Ltd. ................       14,400        360,306
Toshiba Machine Co., Ltd. ....       22,944        212,728
                                              ------------
                                                14,615,419
                                              ------------
MARINE -- 0.7%
Kawasaki Kisen Kaisha, Ltd. ..       45,759        558,394
Mitsui OSK Lines, Ltd. .......       52,491        711,526
Nippon Yusen K.K. ............       74,995        686,824
                                              ------------
                                                 1,956,744
                                              ------------
MEDIA -- 0.9%
Dentsu, Inc. .................          192        542,597
Fuji Television Network,
  Inc. .......................          192        385,570
Jupiter Telecommunications Co.
  (a).........................          288        237,872
Nippon Television Network
  Corp. ......................        2,880        392,256
Toho Co, Ltd. ................       14,752        266,383
Tokyo Broadcasting System,
  Inc. .......................       19,200        586,129
                                              ------------
                                                 2,410,807
                                              ------------

SPDR(R) RUSSELL/NOMURA PRIME(TM) JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES       VALUE
--------------------                -------   ------------

METALS & MINING -- 4.6%
Daido Steel Co., Ltd. ........       46,199   $    314,615
Dowa Holdings Co., Ltd. ......       42,767        455,392
JFE Holdings, Inc. ...........       43,247      2,685,975
Kobe Steel, Ltd. .............      238,645        904,376
Mitsubishi Materials Corp. ...       98,027        534,209
Mitsui Mining & Smelting Co.,
  Ltd. .......................       72,839        339,732
Nippon Steel Corp. ...........      339,755      2,388,010
Nisshin Steel Co., Ltd. ......       98,951        451,107
Pacific Metals Co., Ltd. .....       22,988        384,390
Sumitomo Metal Industries,
  Ltd. .......................      310,340      1,824,421
Sumitomo Metal Mining Co.,
  Ltd. .......................       48,575      1,052,173
Sumitomo Titanium Corp. ......        2,136        199,253
Toho Titanium Co., Ltd. ......        5,256        212,802
Tokyo Steel Manufacturing Co.,
  Ltd. .......................       14,444        226,201
Yodogawa Steel Works, Ltd. ...       75,963        420,735
                                              ------------
                                                12,393,391
                                              ------------
MULTILINE RETAIL -- 0.6%
Daimaru, Inc. ................       25,452        303,582
Isetan Co., Ltd. .............       19,684        322,767
Mitsukoshi, Ltd. .............       52,403        261,813
Ryohin Keikaku Co., Ltd. .....        4,536        280,252
Takashimaya Co., Ltd. ........       26,332        331,775
The Daiei, Inc. (a)...........       10,602        111,776
                                              ------------
                                                 1,611,965
                                              ------------
OFFICE ELECTRONICS -- 2.8%
Brother Industries, Ltd. .....       26,332        386,147
Canon, Inc. ..................      103,558      6,062,791
Ricoh Co., Ltd. ..............       50,555      1,166,701
                                              ------------
                                                 7,615,639
                                              ------------
OIL, GAS & CONSUMABLE FUELS -- 1.6%
Cosmo Oil Co., Ltd. ..........       72,927        401,558
Inpex Holdings, Inc. .........          128      1,191,951
Nippon Mining Holdings,
  Inc. .......................       72,751        696,317
Nippon Oil Corp. .............      115,430      1,071,159
Osaka Gas Co., Ltd. ..........      169,150        627,319
TonenGeneral Sekiyu K.K. .....       42,547        414,462
                                              ------------
                                                 4,402,766
                                              ------------
PAPER & FOREST PRODUCTS -- 0.2%
Nippon Paper Group, Inc. .....           96        318,718
OJI Paper Co., Ltd. ..........       72,839        353,298
                                              ------------
                                                   672,016
                                              ------------
PERSONAL PRODUCTS -- 0.3%
Mandom Corp. .................       13,916        318,334
Shiseido Co., Ltd. ...........       25,232        537,351
                                              ------------
                                                   855,685
                                              ------------
PHARMACEUTICALS -- 4.3%
Astellas Pharma, Inc. ........       38,271      1,661,059
Chugai Pharmaceutical Co.,
  Ltd. .......................       25,916        464,828
Daiichi Sankyo Co, Ltd. ......       52,451      1,388,840
Dainippon Sumitomo Pharma Co.,
  Ltd. .......................       27,960        279,385
Eisai Co., Ltd. ..............       19,640        855,607
Hisamitsu Pharmaceutical Co.,
  Inc. .......................        9,204        253,400
Kyowa Hakko Kogyo Co., Ltd. ..       47,563        447,919
Ono Pharmaceutical Co.,
  Ltd. .......................        9,732        514,595
Santen Pharmaceutical Co.,
  Ltd. .......................       11,956        290,441
Shionogi & Co., Ltd. .........       25,496        414,972
Taisho Pharmaceutical Co.,
  Ltd. .......................       22,592        447,285
Takeda Pharmaceutical Co.,
  Ltd. .......................       69,955      4,509,023
Tsumura & Co. ................        4,620         85,109
                                              ------------
                                                11,612,463
                                              ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.7%
Heiwa Real Estate Co., Ltd. ..       34,856        254,586
K.K. DaVinci Advisors (a).....           96         83,955
Leopalace21 Corp. ............       12,044        410,585
Mitsubishi Estate Co., Ltd. ..       94,111      2,552,912
Mitsui Fudosan Co., Ltd. .....       68,923      1,931,038
Sumitomo Realty & Development
  Co., Ltd. ..................       28,843        938,895
Tokyo Tatemono Co., Ltd. .....       25,540        317,867
Tokyu Land Corp. .............       28,664        304,756
Urban Corp. ..................       26,558        482,795
                                              ------------
                                                 7,277,389
                                              ------------
ROAD & RAIL -- 2.9%
Central Japan Railway Co. ....           96      1,010,567
East Japan Railway Co. .......          288      2,215,474
Keihin Electric Express
  Railway Co., Ltd. ..........       48,355        318,725
Keisei Electric Railway Co.,
  Ltd. .......................       49,147        287,333
Kintetsu Corp. ...............      167,038        501,811
Nagoya Railroad Co., Ltd. ....      124,362        362,527
Nankai Electric Railway Co.,
  Ltd. .......................       94,111        281,963
Nippon Express Co., Ltd. .....       74,555        423,200
Odakyu Electric Railway Co.,
  Ltd. .......................       68,483        421,451
Sagami Railway Co., Ltd. .....      115,254        378,907
Tobu Railway Co., Ltd. .......       76,007        342,815
Tokyu Corp. ..................       75,391        503,034
West Japan Railway Co. .......          192        892,409
                                              ------------
                                                 7,940,216
                                              ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 1.3%
Advantest Corp. ..............       13,916        605,117
Disco Corp. ..................        2,884        166,742
Elpida Memory, Inc. (a).......        4,976        218,792
Rohm Co., Ltd. ...............        9,776        866,814
Sanken Electric Co., Ltd. ....       21,404        207,116
Shinko Electric Industries....        9,292        200,143
Sumco Corp. ..................        9,546        478,479
Tokyo Electron., Ltd. ........       12,440        914,654
                                              ------------
                                                 3,657,857
                                              ------------
SOFTWARE -- 1.6%
Konami Corp. .................       11,692        267,459
Nintendo Co., Ltd. ...........        9,248      3,377,342
NSD Co., Ltd. ................        9,832        144,182
Square Enix Co., Ltd. ........        7,596        191,292
Trend Micro, Inc. ............       11,868        382,482
                                              ------------
                                                 4,362,757
                                              ------------
SPECIALTY RETAIL -- 1.4%
Aoyama Trading Co., Ltd. .....       10,084        309,473
Autobacs Seven Co., Ltd. .....        6,980        217,604
Citizen Watch Co., Ltd. ......       40,803        367,077
Culture Convenience Club Co.,
  Ltd. .......................       19,332         85,158
Fast Retailing Co., Ltd. .....        4,976        353,371
Hikari Tsushin, Inc. .........        2,884        120,969
Marui Co., Ltd. ..............       33,116        416,983
Nitori Co., Ltd. .............        6,110        304,275
Sanrio Co., Ltd. .............        9,248        117,421
Shimachu Co., Ltd. ...........        7,684        206,574
Shimamura Co., Ltd. ..........        2,532        269,818

SPDR(R) RUSSELL/NOMURA PRIME(TM) JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES       VALUE
--------------------                -------   ------------

USS Co., Ltd. ................        5,280   $    335,625
Yamada Denki Co., Ltd. .......        7,680        800,991
                                              ------------
                                                 3,905,339
                                              ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.7%
Asics Corp. ..................       22,064        272,104
Gunze, Ltd. ..................       48,223        281,149
Nisshinbo Industries, Inc. ...       25,584        356,740
Onward Kashiyama Co., Ltd. ...       21,580        274,872
The Japan Wool Textile Co.,
  Ltd. .......................       43,031        344,959
Toyobo Co., Ltd. .............      119,302        341,015
                                              ------------
                                                 1,870,839
                                              ------------
TOBACCO -- 0.7%
Japan Tobacco, Inc. ..........          384      1,890,538
                                              ------------
TRADING COMPANIES & DISTRIBUTORS -- 3.8%
Hanwa Co., Ltd. ..............       91,207        449,037
Inaba Denki Sangyo Co.,
  Ltd. .......................       11,956        413,394
Itochu Corp. .................      116,266      1,344,409
Iwatani International Corp. ..       93,451        266,365
Marubeni Corp. ...............      120,402        989,579
Mitsubishi Corp. .............      100,407      2,626,136
Mitsui & Co., Ltd. ...........      118,202      2,349,779
Sojitz Corp. .................       60,328        269,655
Sumitomo Corp. ...............       83,475      1,520,861
Toyota Tsusho Corp. ..........        9,839        227,063
                                              ------------
                                                10,456,278
                                              ------------
TRANSPORTATION INFRASTRUCTURE -- 0.3%
Kamigumi Co., Ltd. ...........       44,395        383,933
Mitsubishi Logistics Corp. ...       20,216        332,309
                                              ------------
                                                   716,242
                                              ------------
WIRELESS TELECOMMUNICATION SERVICES -- 2.1%
KDDI Corp. ...................          288      2,129,187
NTT DoCoMo, Inc. .............        1,440      2,273,776
Softbank Corp. ...............       57,515      1,238,835
                                              ------------
                                                 5,641,798
                                              ------------
TOTAL COMMON STOCKS --
  (Cost $259,381,487).........                 270,588,310
                                              ------------
SHORT TERM INVESTMENTS -- 0.0% (b)
UNITED STATES -- 0.0% (b)
MONEY MARKET FUND -- 0.0% (b)
STIC Prime Portfolio (Cost
  $133,201)...................      133,201        133,201
                                              ------------
TOTAL INVESTMENTS -- 99.5%
  (Cost $259,514,688).........                 270,721,511
OTHER ASSETS AND
  LIABILITIES -- 0.5%.........                   1,353,629
                                              ------------
NET ASSETS -- 100.0%..........                $272,075,140
                                              ============




(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

SPDR(R) RUSSELL/NOMURA SMALL CAP(TM) JAPAN ETF
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                 SHARES       VALUE
--------------------                -------   ------------


COMMON STOCKS -- 98.8%
JAPAN -- 98.8%
AUTO COMPONENTS -- 4.2%
FCC Co., Ltd. ................       25,113   $    515,498
Futaba Industrial Co., Ltd. ..       31,494        759,967
Kayaba Industry Co., Ltd. ....      124,902        601,779
Keihin Corp. .................       19,341        371,958
Musashi Seimitsu Industry Co.,
  Ltd. .......................       18,852        486,966
Nippon Seiki Co., Ltd. .......        7,939        177,108
Nissin Kogyo Co., Ltd. .......       25,134        698,082
Press Kogyo Co., Ltd. ........      124,569        526,540
Showa Corp. ..................       31,539        419,345
Topre Corp. ..................       62,934        616,625
Toyo Tire & Rubber Co.,
  Ltd. .......................      126,372        655,933
Toyoda Gosei Co., Ltd. .......       31,398        884,773
                                              ------------
                                                 6,714,574
                                              ------------
BEVERAGES -- 1.0%
Mikuni Coca-Cola Bottling Co.,
  Ltd. .......................       75,645        783,432
Takara Holdings, Inc. ........      125,937        838,254
                                              ------------
                                                 1,621,686
                                              ------------
BIOTECHNOLOGY -- 0.2%
AnGes MG, Inc. (a)............           57        300,012
                                              ------------
BUILDING PRODUCTS -- 3.5%
Aica Kogyo Co., Ltd. .........       56,619        647,362
Bunka Shutter Co., Ltd. ......      124,577        711,177
Central Glass Co., Ltd. ......      126,309        704,700
Nitto Boseki Co., Ltd. .......      127,020        485,473
Noritz Corp. .................       43,965        849,075
Sankyo-Tateyama Holdings,
  Inc. .......................      250,467        456,335
Sanwa Shutter Corp. ..........      125,910        727,963
Sekisui Jushi Corp. ..........      124,938        993,474
                                              ------------
                                                 5,575,559
                                              ------------
CAPITAL MARKETS -- 2.4%
Asset Managers Co., Ltd. .....          189        249,459
HS Securities Co., Ltd. (a)...       37,900        214,827
Japan Asia Investment Co.,
  Ltd. .......................       64,188        400,736
Mito Securities Co., Ltd. ....      126,129        542,326
Monex Beans Holdings, Inc. ...          567        472,902
Okasan Holdings, Inc. ........       64,447        427,403
Tokai Tokyo Securities Co.,
  Ltd. .......................      187,721      1,071,649
Toyo Securities Co., Ltd. ....      125,457        521,150
                                              ------------
                                                 3,900,452
                                              ------------
CHEMICALS -- 5.2%
ADEKA Corp. ..................       62,913        666,854
Air Water, Inc. ..............       63,390        663,697
Asahi Organic Chemicals
  Industry Co., Ltd. .........      187,540        718,300
C. Uyemura & Co., Ltd. .......        6,176        340,069
Fujikura Kasei Co., Ltd. .....       44,538        454,054
Fujimi, Inc. .................       12,573        329,864
Ishihara Sangyo Kaisha, Ltd.
  (a).........................      377,811        676,110
Lintec Corp. .................       25,308        534,871
Nifco, Inc. ..................       31,479        686,958
Nihon Parkerizing Co., Ltd. ..        1,401         21,804
Nippon Soda Co., Ltd. ........       64,065        247,970
Nippon Valqua Industries,
  Ltd. .......................      126,025        457,178
NOF Corp. ....................      124,731        574,695
Okamoto Industries, Inc. .....      188,841        665,175
SK Kaken Co., Ltd. ...........          780         28,927
Tokai Carbon Co., Ltd. .......      124,542      1,164,792
                                              ------------
                                                 8,231,318
                                              ------------
COMMERCIAL BANKS -- 7.2%
Bank of the Ryukyus, Ltd. ....       25,281        419,661
Kansai Urban Banking Corp. ...       63,000        218,341
Kirayaka Holdings, Inc. ......      126,000        224,463
Kiyo Holdings, Inc. ..........      377,754        587,301
Kyushu-Shinwa Holdings, Inc.
  (a).........................      378,420        119,506
The Aichi Bank, Ltd. .........        6,149        671,189
The Awa Bank, Ltd. ...........       63,000        318,329
The Bank of Iwate, Ltd. ......        6,356        368,509
The Bank of Kochi, Ltd. ......      125,000        220,657
The Bank of Nagoya, Ltd. .....       62,000        404,648
The Biwako Bank, Ltd. ........      187,049        348,364
The Daishi Bank, Ltd. ........       64,000        278,295
The Fukushima Bank, Ltd. .....      251,478        274,906
The Gifu Bank, Ltd. ..........      252,000        279,558
The Higo Bank, Ltd. ..........       62,000        426,236
The Hokkoku Bank, Ltd. .......       63,000        279,558
The Hyakujushi Bank, Ltd. ....       62,000        344,403
The Kagoshima Bank, Ltd. .....       62,000        467,404
The Keiyo Bank, Ltd. .........       63,000        366,792
The Nagano Bank, Ltd. ........      187,534        615,015
The Nanto Bank, Ltd. .........       64,000        331,673
The Ogaki Kyoritsu Bank,
  Ltd. .......................       64,000        320,790
The San-In Godo Bank, Ltd. ...       62,000        590,906
The Senshu Bank, Ltd. ........       66,000        159,261
The Shiga Bank, Ltd. .........       62,000        423,726
The Shikoku Bank, Ltd. .......       63,000        263,233
The Taiko Bank, Ltd. .........      122,000        346,751
The Tochigi Bank, Ltd. .......       62,846        410,169
The Tokushima Bank, Ltd. .....       63,305        425,468
The Tokyo Tomin Bank, Ltd. ...       12,705        423,860
The Towa Bank, Ltd. (a).......      125,000        216,608
Tomato Bank, Ltd. ............      189,872        384,372
                                              ------------
                                                11,529,952
                                              ------------
COMMERCIAL SERVICES & SUPPLIES -- 3.7%
Arrk Corp. ...................       37,700        339,772
Daiseki Co., Ltd. ............       24,293        506,534
en-japan, Inc. ...............           63        234,665
Fullcast Co., Ltd. ...........          189        247,929
Intelligence, Ltd. ...........          126        299,964
Meitec Corp. .................       31,344        895,942
Moshi Moshi Hotline, Inc. ....        9,436        420,244
Nippon Kanzai Co., Ltd. ......       25,152        655,811
Nissha Printing Co., Ltd. ....       12,642        342,934
Okamura Corp. ................       61,884        613,353
Oyo Corp. ....................       50,360        626,365
Park24 Co., Ltd. .............       44,085        442,653
The Goodwill Group, Inc. (a)..          694        238,274
                                              ------------
                                                 5,864,440
                                              ------------
COMMUNICATIONS EQUIPMENT -- 1.4%
Aiphone Co., Ltd. ............       31,506        499,269
Denki Kogyo Co., Ltd. ........       63,303        505,932
Epson Toyocom Corp. ..........       63,705        469,940
Hitachi Kokusai Electric,
  Inc. .......................       63,634        783,220
                                              ------------
                                                 2,258,361
                                              ------------
COMPUTERS & PERIPHERALS -- 1.1%
Mitsumi Electric Co., Ltd. ...       37,857      1,354,937
Wacom Co., Ltd. ..............          189        419,337
                                              ------------
                                                 1,774,274
                                              ------------
CONSTRUCTION & ENGINEERING -- 2.3%
Chugai Ro Co., Ltd. ..........      124,522        413,409
Daimei Telecom Engineering
  Corp. ......................        1,229         13,027

SPDR(R) RUSSELL/NOMURA SMALL CAP(TM) JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES       VALUE
--------------------                -------   ------------

Kyowa Exeo Corp. .............       62,676   $    726,259
Kyudenko Corp. ...............      125,657        680,712
Maeda Corp. ..................      127,158        563,225
Penta-Ocean Construction Co.,
  Ltd. (a)....................      377,778        498,626
Sanki Engineering Co., Ltd. ..       64,196        512,549
Tokyu Construction Co.,
  Ltd. .......................       43,682        249,015
                                              ------------
                                                 3,656,822
                                              ------------
CONSUMER FINANCE -- 0.9%
Aplus Co., Ltd. (a)...........      126,500        153,650
Mitsubishi UFJ NICOS Co., Ltd.
  (a).........................      126,000        368,322
NIS Group Co., Ltd. ..........      953,500        393,769
OMC Card, Inc. ...............       43,962        319,672
Orient Corp. (a)..............      126,500        208,964
                                              ------------
                                                 1,444,377
                                              ------------
CONTAINERS & PACKAGING -- 0.7%
Fuji Seal International,
  Inc. .......................       25,170        553,355
Rengo Co., Ltd. ..............      126,063        620,643
                                              ------------
                                                 1,173,998
                                              ------------
DISTRIBUTORS -- 0.6%
Cross Plus, Inc. .............        3,000         45,694
Yokohama Reito Co., Ltd. .....      125,580        914,178
                                              ------------
                                                   959,872
                                              ------------
DIVERSIFIED CONSUMER SERVICES -- 0.1%
Take And Give Needs Co.,
  Ltd. .......................          378        135,137
                                              ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.5%
Diamond Lease Co., Ltd. ......       11,369        510,015
Japan Securities Finance Co.,
  Ltd. .......................       50,319        676,380
Osaka Securities Exchange Co.,
  Ltd. .......................           67        309,243
Privee Investment Holdings
  Co., Ltd. ..................      316,000        212,381
Ricoh Leasing Co., Ltd. ......       18,867        426,243
Sparx Group Co., Ltd. ........          371        274,882
                                              ------------
                                                 2,409,144
                                              ------------
ELECTRICAL EQUIPMENT -- 1.6%
Daihen Corp. .................      124,971        774,143
GS Yuasa Corp. ...............      190,287        449,928
Japan Cash Machine Co.,
  Ltd. .......................       37,824        382,543
Shinko Electric Co., Ltd. ....      125,826        389,210
Sumitomo Wiring Systems,
  Ltd. .......................        1,867         43,238
SWCC Showa Holdings Co.,
  Ltd. .......................      378,075        541,878
                                              ------------
                                                 2,580,940
                                              ------------
ELECTRONIC EQUIPMENT & INSTRUMENT -- 6.4%
Arisawa Manufacturing Co.,
  Ltd. .......................       31,572        273,294
Enplas Corp. .................       37,689        616,477
ESPEC Corp. ..................       44,031        634,999
Hakuto Co., Ltd. .............       44,211        694,159
Horiba, Ltd. .................       25,065      1,024,966
Hosiden Corp. ................       43,995        581,399
Japan Aviation Electronics
  Industry, Ltd. .............       61,971        832,001
Koa Corp. ....................       31,491        421,257
Nidec Sankyo Corp. ...........       62,917        448,843
Nihon Dempa Kogyo Co., Ltd. ..       12,495        708,247
Nippon Ceramic Co., Ltd. .....       44,223        586,560
Nippon Chemi-Con Corp. .......       63,432        537,268
Ryoyo Electro Corp. ..........       50,304        734,427
Star Micronics Co., Ltd. .....       25,269        673,185
Toko, Inc. (a)................      188,739        469,192
Yamatake Corp. ...............       31,548        960,529
                                              ------------
                                                10,196,803
                                              ------------
FOOD & STAPLES RETAILING -- 1.6%
Ain Pharmaciez, Inc. .........        5,000         76,116
Cawachi, Ltd. ................       19,035        562,596
Circle K Sunkus Co., Ltd. ....       43,998        765,988
Izumiya Co., Ltd. ............       63,933        465,410
Ministop Co., Ltd. ...........       37,794        725,307
                                              ------------
                                                 2,595,417
                                              ------------
FOOD PRODUCTS -- 4.8%
Ariake Japan Co., Ltd. .......       25,064        469,842
Fujicco Co., Ltd. ............       63,657        674,740
Hokuto Corp. .................       50,421        914,555
Kagome Co., Ltd. .............       44,067        694,396
Katokichi Co., Ltd. ..........       69,300        411,889
Marudai Food Co., Ltd. .......      189,417        719,354
Mitsui Sugar Co., Ltd. .......      125,497        409,533
Nakamuraya Co., Ltd. .........      125,952        595,619
Nippon Suisan Kaisha, Ltd. ...      113,675        726,261
Nosan Corp. ..................      251,463        724,894
Oriental Yeast Co., Ltd. .....       24,000        134,483
Riken Vitamin Co., Ltd. ......       18,880        490,747
S&B Foods, Inc. ..............        8,000         62,189
Snow Brand Milk Products Co.,
  Ltd. .......................      189,255        602,269
                                              ------------
                                                 7,630,771
                                              ------------
GAS UTILITIES -- 0.3%
Shizuoka Gas Co., Ltd. .......       93,819        515,835
                                              ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.8%
Asahi Intecc Co., Ltd. .......       12,540        254,364
Fukuda Denshi Co., Ltd. ......       18,786        602,393
Nakanishi Inc.................        5,847        728,656
Paramount Bed Co., Ltd. ......       31,410        481,724
Sysmex Corp. .................       12,705        468,098
Topcon Corp. .................       19,019        316,483
                                              ------------
                                                 2,851,718
                                              ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.0% (b)
Alfresa Holdings Corp. .......        1,000         69,557
                                              ------------
HOTELS, RESTAURANTS & LEISURE -- 2.7%
Doutor Coffee Co., Ltd. ......       37,764        700,268
McDonald's Holdings Co.
  (Japan), Ltd. ..............       36,300        590,817
MOS Food Services, Inc. ......       63,114        821,793
Nissin Healthcare Food Service
  Co., Ltd. ..................       37,908        491,136
Sato Restaurant Systems Co.,
  Ltd. .......................       34,000        199,053
Starbucks Coffee Japan,
  Ltd. .......................          882        409,950
Tokyo Dome Corp. (a)..........      125,085        639,124
Zensho Co., Ltd. .............       44,046        417,651
                                              ------------
                                                 4,269,792
                                              ------------
HOUSEHOLD DURABLES -- 2.2%
Clarion Co., Ltd. ............      187,472        258,069
Daikyo, Inc. .................      125,352        567,406
France Bed Holdings Co.,
  Ltd. .......................      250,734        428,397
Goldcrest Co., Ltd. ..........        9,459        483,309
Juki Corp. ...................       63,450        413,084
Kenwood Corp. ................      252,915        378,876
Misawa Homes Holdings, Inc.
  (a).........................       12,666        134,973
Rinnai Corp. .................       18,951        590,804
The Japan General Estate Co.,
  Ltd. .......................       12,723        280,226
                                              ------------
                                                 3,535,144
                                              ------------
INDUSTRIAL CONGLOMERATES -- 0.4%
Katakura Industries Co.,
  Ltd. .......................       31,380        560,289
                                              ------------

SPDR(R) RUSSELL/NOMURA SMALL CAP(TM) JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES       VALUE
--------------------                -------   ------------

INSURANCE -- 0.2%
Nissay Dowa General Insurance
  Co., Ltd. ..................       63,000   $    392,299
                                              ------------
INTERNET & CATALOG RETAIL -- 0.5%
Senshukai Co., Ltd. ..........       61,824        795,484
                                              ------------
INTERNET SOFTWARE & SERVICES -- 0.6%
eAccess, Ltd. ................          945        563,962
GMO internet, Inc. ...........       31,593        185,984
Kakaku.com, Inc. .............           64        158,581
Telewave, Inc. ...............          314        110,858
                                              ------------
                                                 1,019,385
                                              ------------
IT SERVICES -- 1.6%
INES Corp. ...................       94,560        706,740
NIWS Co HQ, Ltd. .............          630        142,891
Obic Co., Ltd. ...............        3,141        619,323
TIS, Inc. ....................       25,137        576,037
Trans Cosmos, Inc. ...........       25,167        481,963
                                              ------------
                                                 2,526,954
                                              ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.9%
Mars Engineering Corp. .......       18,858        380,229
Pentax Corp. .................       63,194        392,484
Roland Corp. .................       25,176        631,974
                                              ------------
                                                 1,404,687
                                              ------------
MACHINERY -- 8.5%
Amano Corp. ..................       44,532        626,719
Asahi Diamond Industrial Co.,
  Ltd. .......................       62,942        466,860
CKD Corp. ....................       37,905        404,541
Daifuku Co., Ltd. ............       32,181        443,256
Fuji Machine Manufacturing
  Co., Ltd. ..................       25,071        585,690
Furukawa Co., Ltd. ...........      188,280        408,592
Glory, Ltd. ..................       31,587        690,594
Hitachi Zosen Corp. (a).......      503,226        986,118
Kitz Corp. ...................       62,502        543,562
Komori Corp. .................        1,440         33,698
Kyokuto Kaihatsu Kogyo Co.,
  Ltd. .......................       62,740        551,728
Makino Milling Machine Co.,
  Ltd. .......................       61,739        879,879
Nabtesco Corp. ...............       62,052        903,936
Nachi-Fujikoshi, Corp. .......      125,418        642,857
Nippon Sharyo, Ltd. ..........      188,970        407,029
Nippon Thompson Co., Ltd. ....       62,511        558,825
OKUMA Corp. ..................       63,192        998,320
Ryobi, Ltd. ..................       63,723        425,181
Sintokogio, Ltd. .............       31,419        460,237
Tadano, Ltd. .................       61,913        921,964
Tocalo Co., Ltd. .............       12,636        306,960
Toshiba Machine Co., Ltd. ....       63,009        584,196
Tsubakimoto Chain Co. ........       64,124        461,608
Union Tool Co. ...............        6,432        236,978
                                              ------------
                                                13,529,328
                                              ------------
MARINE -- 0.4%
Iino Kaiun Kaisha, Ltd. ......       56,706        672,234
                                              ------------
MEDIA -- 1.6%
Avex Group Holdings, Inc. ....       25,092        339,518
CyberAgent, Inc. .............          252        164,062
Daiichikosho Co., Ltd. .......       25,481        275,866
Kadokawa Group Holdings,
  Inc. .......................       12,687        319,499
Shochiku Co., Ltd. ...........       63,243        470,117
Sky Perfect JSAT Corp. (a)....        1,566        730,407
Zenrin Co., Ltd. .............       12,624        330,179
                                              ------------
                                                 2,629,648
                                              ------------
METALS & MINING -- 3.1%
Godo Steel, Ltd. .............       64,440        303,689
Nakayama Steel Works, Ltd. ...      127,212        448,093
Pacific Metals Co., Ltd. .....       62,759      1,049,414
Sanyo Special Steel Co.,
  Ltd. .......................       63,750        466,142
Sumitomo Light Metal
  Industries, Ltd. ...........      252,135        596,165
Toho Zinc Co., Ltd. ..........       61,796        566,444
Tokyo Rope Manufacturing Co.,
  Ltd. .......................      252,654        486,916
Yamato Kogyo Co., Ltd. .......       25,248        999,739
                                              ------------
                                                 4,916,602
                                              ------------
MULTILINE RETAIL -- 1.7%
Hankyu Department Stores......       64,107        681,067
Matsuya Co., Ltd. ............       25,308        433,430
Matsuzakaya Holdings Co.,
  Ltd. .......................      124,569      1,049,045
Parco Co., Ltd. ..............       37,725        477,462
                                              ------------
                                                 2,641,004
                                              ------------
OFFICE ELECTRONICS -- 0.3%
Riso Kagaku Corp. ............       25,047        506,031
                                              ------------
OIL, GAS & CONSUMABLE FUELS -- 1.2%
IB Daiwa Corp. (a)............      316,000        127,940
Itochu Enex Co, Ltd. .........      100,804        832,585
Japan Petroleum Exploration
  Co. ........................       12,525        883,378
                                              ------------
                                                 1,843,903
                                              ------------
PERSONAL PRODUCTS -- 1.0%
Aderans Co., Ltd. ............       31,404        659,892
Mandom Corp. .................       25,245        577,490
Milbon Co., Ltd. .............       12,708        366,335
                                              ------------
                                                 1,603,717
                                              ------------
PHARMACEUTICALS -- 2.0%
Kaken Pharmaceutical Co.,
  Ltd. .......................       63,428        460,706
Mochida Pharmaceutical Co.,
  Ltd. .......................       63,483        597,844
Nichi-iko Pharmaceutical Co.,
  Ltd. .......................       23,665        411,998
Rohto Pharmaceutical Co.,
  Ltd. .......................       62,493        629,510
Torii Pharmaceutical Co.,
  Ltd. .......................       44,000        714,361
Toyama Chemical Co., Ltd.
  (a).........................       63,110        443,066
                                              ------------
                                                 3,257,485
                                              ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 3.8%
Aeon Mall Co., Ltd. ..........       25,146        771,718
Ardepro Co., Ltd. ............          505        157,231
Arealink Co., Ltd. ...........          504        326,083
Cosmos Initia Co., Ltd. ......       63,096        400,561
Creed Corp. ..................          125        300,619
Daibiru Corp. ................       44,226        612,385
Diamond City Co., Ltd. .......       25,079        605,170
Heiwa Real Estate Co., Ltd. ..       94,755        692,085
Joint Corp. ..................       12,618        395,414
K.K. DaVinci Advisors (a).....          567        495,858
Pacific Management Corp. .....          189        348,937
Shoei Co., Ltd. ..............       13,998        293,006
Suruga Corp. .................       18,489        432,675
T Zone Corp. (a)..............       12,600        228,034
                                              ------------
                                                 6,059,776
                                              ------------
ROAD & RAIL -- 0.9%
Sagami Railway Co., Ltd. .....      252,363        829,664
Sankyu, Inc. .................      124,830        610,530
                                              ------------
                                                 1,440,194
                                              ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.3%
Disco Corp. ..................       12,519        723,800
Sumco Techxiv Corp. ..........        6,318        443,045

SPDR(R) RUSSELL/NOMURA SMALL CAP(TM) JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                 SHARES       VALUE
--------------------                -------   ------------

Tokyo Seimitsu Co., Ltd. .....       12,600   $    486,676
Ulvac, Inc. ..................       12,702        455,645
                                              ------------
                                                 2,109,166
                                              ------------
SOFTWARE -- 1.3%
Aplix Corp. (a)...............           63         89,275
Capcom Co., Ltd. .............       31,434        585,434
DTS Corp. ....................       12,666        394,867
Fuji Soft, Inc. ..............       25,074        588,806
NSD Co., Ltd. ................       25,278        370,691
                                              ------------
                                                 2,029,073
                                              ------------
SPECIALTY RETAIL -- 3.8%
Apollo Investment Co., Ltd.
  (a).........................      190,000        100,004
AT-Group Co., Ltd. ...........        6,000        107,130
Autobacs Seven Co., Ltd. .....       18,888        588,840
Chiyoda Co., Ltd. ............       25,113        532,783
Culture Convenience Club Co.,
  Ltd. .......................       81,828        360,455
EDION Corp. ..................       37,650        488,098
Gulliver International Co.,
  Ltd. .......................        5,043        290,342
Honeys Co., Ltd. .............       13,242        532,918
K's Holdings Corp. ...........       19,002        529,308
Nishimatsuya Chain Co.,
  Ltd. .......................       25,266        428,619
Point, Inc. ..................       10,071        596,129
Right On Co., Ltd. ...........       12,540        203,085
Sanrio Co., Ltd. .............       25,305        321,294
United Arrows., Ltd. .........       25,329        407,947
Xebio Co., Ltd. ..............       18,861        503,999
                                              ------------
                                                 5,990,951
                                              ------------
TEXTILES, APPAREL & LUXURY GOODS -- 2.6%
Atsugi Co., Ltd. .............      439,470        679,694
Daidoh, Ltd. .................       37,911        462,011
Daiwabo Co., Ltd. ............       62,635        158,242
Gunze, Ltd. ..................      126,348        736,633
Himiko Co., Ltd. .............        7,000         98,741
Sanyo Shokai, Ltd. ...........       63,516        545,694
Seiko Corp. ..................       62,649        485,486
The Japan Wool Textile Co.,
  Ltd. .......................       64,170        514,420
Unitika, Ltd. ................      378,084        486,784
                                              ------------
                                                 4,167,705
                                              ------------
TRADING COMPANIES & DISTRIBUTORS -- 2.4%
Hanwa Co., Ltd. ..............      188,032        925,733
Inaba Denki Sangyo Co.,
  Ltd. .......................       25,063        866,586
Inabata & Co., Ltd. ..........       75,575        514,053
Iwatani International Corp. ..      193,422        551,314
MISUMI Group, Inc. ...........       31,533        533,657
Okaya & Co., Ltd. ............       31,605        414,081
                                              ------------
                                                 3,805,424
                                              ------------
TRANSPORTATION INFRASTRUCTURE -- 1.4%
Japan Airport Terminal Co.,
  Ltd. .......................       44,148        693,170
Mitsui-Soko Co., Ltd. ........      124,686        742,088
The Sumitomo Warehouse Co.,
  Ltd. .......................      124,563        858,360
                                              ------------
                                                 2,293,618
                                              ------------
TOTAL COMMON STOCKS --  (Cost
  $164,845,048)...............                 157,990,912
                                              ------------
SHORT TERM INVESTMENTS -- 0.2%
UNITED STATES -- 0.2%
MONEY MARKET FUND -- 0.2%
STIC Prime Portfolio (Cost
  $358,947)...................      358,947        358,947
                                              ------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $166,585,071).........                 158,349,859
                                              ------------
OTHER ASSETS AND
  LIABILITIES -- 0.1%.........                   1,567,508
                                              ------------
NET ASSETS -- 100.0%..........                $159,917,367
                                              ============




(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

ITEM 2. NOTES TO SCHEDULES OF INVESTMENTS

--------------------------------------------------------------------------------

NOTES:

SECURITY VALUATION

The value of each Fund's portfolio securities is generally based on the securities' last sale price on local markets when available. Investments in open-end investment companies are valued at their net asset value each business day. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees (the "Board") believes will better reflect fair value in accordance with the Trust's valuation policies and producedures. The Board has delegated the process of valuing securities for which market quations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the "Committee"). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund's portolio has been materially affected by events ocurring after the close of the market on which the security is principally traded (such as in the case of a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices.

In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At June 30, 2007, the identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation were as follows:

                                                                        GROSS           GROSS        NET UNREALIZED
                                                      IDENTIFIED      UNREALIZED      UNREALIZED      APPRECIATION
                                                         COST        APPRECIATION    DEPRECIATION    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
DJ STOXX 50 ETF                                      $158,169,344    $ 13,896,067    $  1,024,473    $ 12,871,594
DJ EURO STOXX 50 ETF                                  528,145,570      91,702,630       2,574,998      89,127,632
SPDR S&P Emerging Asia Pacific ETF                     18,315,014       3,621,614          99,063       3,522,551
SPDR S&P China ETF                                     26,189,396       7,189,157          53,429       7,135,728
SPDR S&P Emerging Markets ETF                          16,263,190       2,994,794         114,795       2,879,999
SPDR S&P BRIC 40 ETF                                   16,826,540         150,180         208,728         (58,548)
SPDR S&P Emerging Europe ETF                           10,876,245       1,164,960         115,170       1,049,790
SPDR S&P Emerging Latin America ETF                    23,210,941       5,433,838          86,740       5,347,098
SPDR S&P Emerging Middle East & Africa ETF             24,994,266         999,622         341,853         657,769
SPDR S&P World ex-US ETF                               13,046,315         615,466         420,905         194,561
SPDR S&P International Small Cap ETF                   72,596,767       1,645,255       1,239,123         406,132
SPDR DJ Wilshire International Real Estate ETF        994,794,717      32,560,424      46,559,459     (13,999,035)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF      26,651,108       1,603,154         417,996       1,185,158
SPDR MSCI ACWI ex-US ETF                               84,325,566       5,996,327       1,138,430       4,857,897
SPDR Russell/Nomura PRIME Japan ETF                   259,514,688      21,980,426      10,773,603      11,206,823
SPDR Russell/Nomura Small Cap Japan ETF               166,585,071       5,937,594      12,791,730      (6,854,136)


         Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the website of the Securities and Exchange Commission at www.sec.gov.

ITEM 3. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR Index Shares Funds

By:   /s/ James E. Ross
      ------------------------
      James E. Ross
      President

By:   /s/ Gary L. French
      ------------------------
      Gary L. French
      Treasurer

Date: August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ James E. Ross
      ------------------------
     James E. Ross
     President

By:  /s/ Gary L. French
      ------------------------
     Gary L. French
     Treasurer

Date: August 23, 2007